FILE NO. 33-69892
                                                               FILE NO. 811-3341


                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549


                                   FORM N-4



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
Pre-Effective Amendment No.                                                  [ ]
Post-Effective Amendment No. 10                                              [X]


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
Amendment No. 11                                                             [X]



                        RELIASTAR SELECT VARIABLE ACCOUNT
             (Exact Name of Registrant as Specified in its Charter)


                        RELIASTAR LIFE INSURANCE COMPANY
                               (Name of Depositor)

            20 Washington Avenue South, Minneapolis, Minnesota 55401 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (612) 342-7346

                                Stewart D. Gregg
                        ReliaStar Life Insurance Company
                           20 Washington Avenue South
                          Minneapolis, Minnesota 55401
                     (Name and Address of Agent of Service)

                  Approximate date of proposed Public Offering:
   As soon as practicable after the Registration Statement becomes effective.

              It is proposed that this filing will become effective
                            (check appropriate space)


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 30, 1999 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:
[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of securities being registered: Variable annuity contracts issued by a registered separate account.

                        RELIASTAR SELECT VARIABLE ACCOUNT

                  CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)

   FORM N-4
 ITEM NUMBER    PART A HEADING IN PROSPECTUS
 -----------    ----------------------------

      1         Cover Page
      2         Definitions
      3         Summary of Contract Expenses
      4         Performance Information and Condensed Financial
                Information
      5         ReliaStar Life; The Variable Account; Investments of
                the Variable Account
      6         Charges Made by ReliaStar Life
      7         The Contracts
      8         Annuity Provisions
      9         The Contracts
      10        The Contracts
      11        The Contracts
      12        Federal Tax Status
      13        Legal Proceedings
      14        Statement of Additional Information Table of Contents

                PART B HEADING IN STATEMENT OF ADDITIONAL INFORMATION
                -----------------------------------------------------

      15        Cover Page
      16        Table of Contents
      17        Introduction
      18        Administration of the Contracts
      19        Distribution of the Contracts
      20        Distribution of the Contracts
      21        Calculation of Yield and Return
      22        Annuity Provisions (In Prospectus)
      23        Financial Statements

                PART C HEADINGS
                ---------------

      24        Financial Statements and Exhibits
      25        Directors and Officers of the Depositor
      26        Persons Controlled by or Under Common Control with
                the Depositor or Registrant
      27        Number of Contract Owners
      28        Indemnification
      29        Principal Underwriters
      30        Location of Accounts and Records
      31        Not Applicable
      32        Undertakings

                                                                  APRIL 30, 1999


                                [LOGO] RELIASTAR

                               SELECT*ANNUITY III
              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                    THE RELIASTAR SELECT VARIABLE ACCOUNT OF
                        RELIASTAR LIFE INSURANCE COMPANY



PROFILE OF OUR INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACT

THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT FEATURES OF THE CONTRACT THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING IT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE PROSPECTUS WHICH ACCOMPANIES THIS PROFILE.
PLEASE READ THE PROSPECTUS CAREFULLY.

1. THE ANNUITY CONTRACT: The fixed and variable annuity contract we are offering is a contract between you, the owner, and us, ReliaStar Life Insurance Company ("ReliaStar Life"). It provides a means for selecting one or more investment funds ("Investment Option" or "Funds") on a tax-deferred basis. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

     Through the Variable Account, the Contract offers up to 29 investment options from which you can choose up to 17 over the lifetime of the Contract. The returns on these investment options are not guaranteed and possibly you can lose money. Currently, there is no charge for transfers.

     The Contract also offers a Fixed Account. This Fixed Account has an interest rate that is set periodically by ReliaStar Life. While your money is in the fixed account, the interest you earn and your principal is guaranteed by ReliaStar Life.

     The Contract has two phases: the accumulation phase and the income or payout phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are not taxed as income until you make a withdrawal. The amounts accumulated during the accumulation phase will determine the amount of annuity payments. The income phase occurs when you begin receiving regular annuity payments from your contract on the annuity commencement date.

2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want to receive regular income from your annuity, you can choose one of three options: (1) monthly payments for your life (assuming you are the annuitant); (2) monthly payments for your life, but with payments continuing to the beneficiary for 10 or 20 years (as you select) if you die before the end of the selected period; and (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. Once you begin receiving regular annuity payments, you cannot change your payment plan.

     During the income phase, you have the same investment options you had during the accumulation phase. You can choose to have annuity payments come from the Fixed Account, the Variable Account or both. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of your annuity payments may go up or down.


3. PURCHASE: The minimum amount ReliaStar Life will accept as an initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. ReliaStar Life may choose not to accept any subsequent purchase payment for a Non-Qualified Contract if it is less than $500 and for a Qualified Contract if it is less than $200. ReliaStar Life may choose not to accept any subsequent purchase payments if the additional payments, when added to the Contract Value at the next Valuation Date, would exceed $1 million. Large Contracts with initial premium paid of $1 million or more contain certain specialized contract provisions that are in some respects more advantageous and in some respects less advantageous than the terms of contracts with less than $1 million of initial premium.


4. INVESTMENT OPTIONS: You can put your money in up to seventeen (17) of these twenty-nine (29) investment options which are described in the prospectuses for the Funds. You do not have to choose your investment options in advance, but upon participation in the seventeenth Fund you would only be able to transfer within the 17 already utilized and which are still available.

                            FIDELITY VARIABLE INSURANCE    NEUBERGER BERMAN ADVISERS
THE ALGER AMERICAN FUND          PRODUCTS FUND II              MANAGEMENT TRUST         OCC ACCUMULATION TRUST
-----------------------     ---------------------------    -------------------------     -----------------------
Alger American              VIP II Contrafund              Limited Maturity Bond         Equity Portfolio
 Growth Portfolio            Portfolio                      Portfolio                    Global Equity Portfolio
Alger American              VIP II Index 500               Partners Portfolio            Managed Portfolio
 MidCap Growth               Portfolio                     Socially Responsive           Small Cap Portfolio
 Portfolio                  VIP II Investment Grade         Portfolio
Alger American               Bond Portfolio
 Small Capitalization
 Portfolio

FIDELITY VARIABLE INSURANCE
       PRODUCTS FUND           JANUS ASPEN SERIES       NORTHSTAR GALAXY TRUST     PUTNAM VARIABLE TRUST
---------------------------    --------------------     -----------------------    ----------------------
VIP Equity-Income              Aggressive Growth        Emerging Growth            Putnam VT Growth and
 Portfolio                      Portfolio                Portfolio                  Income Fund -
VIP Growth Portfolio           Growth Portfolio         Growth + Value              Class IA Shares
VIP High Income                International Growth      Portfolio                 Putnam VT New
 Portfolio                      Portfolio               High Yield Bond             Opportunities Fund -
VIP Money Market               Worldwide Growth          Portfolio                  Class IA Shares
 Portfolio                      Portfolio               International Value        Putnam VT Voyager Fund
                                                         Portfolio                  - Class IA Shares
                                                        Research Enhanced Index
                                                         Portfolio


Depending upon market conditions, you can make or lose money in any of these Funds.

5. EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.


     Each year ReliaStar Life deducts a $30 contract maintenance charge from your Contract. ReliaStar Life reserves the right to waive this Annual Contract Charge for business applied for on or after May 30, 1998 where the cumulative purchase payments, less any cumulative partial surrenders, exceed $50,000. We also deduct for insurance and administrative charges which annually total 1.40% of the average daily value of your Contract allocated to the investment portfolios. (Of this amount, prior to the Annuity Commencement Date .05% is waived and re-credited for Contracts with initial premium of $1 million or more that are sold under the provisions of a special rider.)

     There are also investment fund annual expenses which range from 0.28% to 1.50% of the average daily value of the investment fund depending upon the investment option which you select.


     If you take your money out, we may assess a withdrawal charge. This charge is equal to a maximum of 6% in years 1 and 2 and reduces to 0 after year 6. We may also assess a state premium tax charge which ranges from 0% to 3.5% depending upon the state.


     The following chart is designed to help you understand the expenses in the Contract. The column "Total Annual Expenses" shows the total of the $30 contract maintenance charge (which is represented as .07% below), the 1.40% insurance charges assessed on most Contracts, and the investment expenses for each investment portfolio. The next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual Expenses are assessed as well as the withdrawal charges. For year 10, the example shows the aggregate of all the annual expenses assessed for the 10 years, but there is no withdrawal charge. The premium tax is assumed to be 0% in both examples.

                                                                                                                   EXAMPLES:
                                                                                                                  TOTAL ANNUAL
                                                                                                               EXPENSES AT END OF:
                                                                                                               -------------------
                                                             TOTAL ANNUAL       TOTAL ANNUAL     TOTAL ANNUAL     (1)      (2)
INVESTMENT FUNDS                                          INSURANCE CHARGES  PORTFOLIO EXPENSES    EXPENSES     1 YEAR   10 YEARS
----------------                                          -----------------  ------------------  ------------  --------  ---------
THE ALGER AMERICAN FUND:
 Alger American Growth Portfolio .......................         1.47%              0.79%            2.26%        $77      $259
 Alger American MidCap Growth Portfolio ................         1.47%              0.84%            2.31%        $77      $264
 Alger American Small Capitalization Portfolio .........         1.47%              0.89%            2.36%        $78      $269
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
 VIP Equity-Income Portfolio ...........................         1.47%              0.57%            2.04%        $75      $238
 VIP Growth Portfolio ..................................         1.47%              0.66%            2.13%        $76      $248
 VIP High Income Portfolio .............................         1.47%              0.70%            2.17%        $76      $250
 VIP Money Market Portfolio ............................         1.47%              0.30%            1.77%        $72      $208
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
 VIP II Contrafund Portfolio ...........................         1.47%              0.66%            2.13%        $76      $250
 VIP II Index 500 Portfolio ............................         1.47%              0.28%            1.75%        $72      $213
 VIP II Investment Grade Bond Portfolio ................         1.47%              0.57%            2.04%        $75      $237
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio ...........................         1.47%              0.75%            2.22%        $76      $255
 Growth Portfolio ......................................         1.47%              0.68%            2.15%        $76      $248
 International Growth Portfolio ........................         1.47%              0.86%            2.33%        $78      $266
 Worldwide Growth Portfolio ............................         1.47%              0.72%            2.19%        $76      $252
NEUBERGER BERMAN ADVISERS
 MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio .......................         1.47%              0.76%            2.23%        $77      $256
 Partners Portfolio ....................................         1.47%              0.84%            2.31%        $77      $264
 Socially Responsive Portfolio .........................         1.47%              1.50%            2.97%        $84      $329
NORTHSTAR GALAXY TRUST:
 Emerging Growth Portfolio .............................         1.47%              0.90%            2.37%        $78      $270
 Growth + Value Portfolio ..............................         1.47%              0.80%            2.27%        $77      $260
 High Yield Bond Portfolio .............................         1.47%              0.80%            2.27%        $77      $260
 International Value Portfolio .........................         1.47%              1.00%            2.47%        $79      $280
 Research Enhanced Index Portfolio .....................         1.47%              0.90%            2.37%        $78      $270
OCC ACCUMULATION TRUST:
 Equity Portfolio ......................................         1.47%              0.94%            2.41%        $78      $274
 Global Equity Portfolio ...............................         1.47%              1.13%            2.60%        $80      $293
 Managed Portfolio .....................................         1.47%              0.82%            2.29%        $77      $262
 Small Cap Portfolio ...................................         1.47%              0.88%            2.35%        $78      $268
PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund -
  Class IA Shares ......................................         1.47%              0.50%            1.97%        $74      $229
 Putnam VT New Opportunities Fund -
  Class IA Shares ......................................         1.47%              0.61%            2.08%        $75      $241
 Putnam VT Voyager Fund - Class IA Shares ..............         1.47%              0.58%            2.05%        $75      $238

     Certain of the portfolios are subject to fee waiver or reimbursement arrangements. The charges listed above reflect any expense reimbursement or fee waiver. For more detailed information, see Summary of Contract Expenses in the Prospectus for the Contract. The Total Annual Insurance charges listed above represent the maximum insurance charges that may be assessed for Contract expenses. Of these charges, prior to the Annuity Commencement Date .05% is waived and re-credited for contracts with initial premium received of $1 million or more that are sold under the provisions of a special rider.

6. TAXES: Your earnings are not taxed until you take them out. If you withdraw money, earnings may come out first and will be taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as taxable income. Annuity payments during the income phase may be considered partly a return of your original investment, in which case that part of each payment is not taxable as income.

7. ACCESS TO YOUR MONEY: You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from us. Withdrawals in excess of that will be charged a maximum of 6% in years 1 and 2 which reduces to 0 after year 6. After we have a payment for 6 years, there is no charge for withdrawals for those payments. You may also have to pay income tax and a tax penalty on any money you take out. Each purchase payment you add to your Contract has its own 6 year withdrawal charge period.

8. PERFORMANCE: The value of the Contract will vary up or down depending upon the investment performance of the investment fund you choose. The following chart shows total returns through December 31, 1998, for each investment fund for the time periods shown. This chart reports performance returns only for periods where our Contracts offered the investment fund for a complete year. These numbers reflect the insurance charges, the contract maintenance charge, the investment expenses and all other expenses of the investment fund. These numbers do not reflect any withdrawal charges and if applied these charges would reduce such performance. Past performance is not a guarantee of future results. Investment in the money market fund option is neither insured nor guaranteed by the U.S. government and there can be no assurance that it will be able to maintain a stable net asset value of $1 per share.

     Performances of certain of the portfolios reflect a voluntary expense limitation, as described in the prospectus. In the absence of this voluntary limitation the total return would have been lower.


                                                                          CALENDAR YEAR
                                                                1998      1997     1996      1995
                                                               ------    ------   ------    ------
THE ALGER AMERICAN FUND
  Alger American Growth Portfolio ..........................   45.96%      n/a      n/a      n/a
  Alger American MidCap Growth Portfolio ...................   28.43%      n/a      n/a      n/a
  Alger American Small Capitalization Portfolio ............   13.87%      n/a      n/a      n/a
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  VIP Equity-Income Portfolio ..............................   10.02%    26.26%   12.60%   33.12%
  VIP Growth Portfolio .....................................   37.50%    21.70%   13.02%   33.39%
  VIP High Income Portfolio ................................   (5.72)%   15.96%   12.36%   18.83%
  VIP Money Market Portfolio ...............................    3.93%     3.96%    3.86%    4.31%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
  VIP II Contrafund Portfolio ..............................   28.12%    22.35%   19.53%     n/a
  VIP II Index 500 Portfolio ...............................   26.49%    30.79%   21.02%   35.19%
  VIP II Investment Grade Bond Portfolio ...................    7.28%     7.48%    1.66%   15.60%
JANUS ASPEN SERIES
  Aggressive Growth Portfolio ..............................   32.34%      n/a      n/a      n/a
  Growth Portfolio .........................................   33.72%      n/a      n/a      n/a
  International Growth Portfolio ...........................   15.55%      n/a      n/a      n/a
  Worldwide Growth Portfolio ...............................   27.08%      n/a      n/a      n/a
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond Portfolio ..........................    2.88%      n/a      n/a      n/a
  Partners Portfolio .......................................    2.70%      n/a      n/a      n/a
  Socially Responsive Portfolio ............................     n/a       n/a      n/a      n/a
NORTHSTAR GALAXY TRUST
  Emerging Growth Portfolio ................................   15.61%    13.94%   12.13%     n/a
  Growth + Value Portfolio .................................   17.61%    12.99%   21.30%     n/a
  High Yield Bond Portfolio ................................   (0.87)%     n/a      n/a      n/a
  International Value Portfolio ............................   15.25%      n/a      n/a      n/a
  Research Enhanced Index Portfolio ........................   (0.11)%    5.46%   11.61%     n/a
OCC ACCUMULATION TRUST
  Equity Portfolio .........................................   10.25%      n/a      n/a      n/a
  Global Equity Portfolio ..................................   11.66%      n/a      n/a      n/a
  Managed Portfolio ........................................    5.58%      n/a      n/a      n/a
  Small Cap Portfolio ......................................   (10.35)%    n/a      n/a      n/a
PUTNAM VARIABLE TRUST
  Putnam VT Growth and Income Fund - Class IA Shares .......   13.76%    22.36%   20.13%   34.72%
  Putnam VT New Opportunities Fund - Class IA Shares .......   22.60%    21.51%    8.55%     n/a
  Putnam VT Voyager Fund - Class IA Shares .................   22.58%    24.69%   11.31%   38.62%

9. DEATH BENEFIT: If you die prior to the income phase, the person you have chosen as your beneficiary will receive a death benefit. For Contracts with initial premium of less than $1 million, this death benefit will be the greater of three amounts: 1) the money you've put in reduced for any money you've taken out, or 2) the current value of your Contract, or 3) the value of your Contract at the most recent Specified Contract Anniversary (as defined in the Prospectus for the Contract) plus any money you've added since that anniversary reduced for any money you've taken out since that anniversary. If you die after age 85, your beneficiary will receive the Contract Value. For Contracts with initial premium of $1 million or more that are sold under the provisions of a special rider, the Death Benefit is the Contract Value minus any surrender charges.

10. OTHER INFORMATION

FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), we will return the Contract Value without assessing a withdrawal charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment.

NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

WHO SHOULD PURCHASE THE CONTRACT? This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

ADDITIONAL FEATURES. This Contract has additional Features you might be interested in. These include:

     o You can arrange to have money automatically sent to you each month while your Contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

     o You can arrange to have a regular amount of money automatically transferred to investment portfolios each month to provide for regular level investments over time. We call this feature Dollar Cost Averaging.

     o ReliaStar Life will automatically readjust the money in your Contract between investment portfolios periodically to keep the blend you select. We call this feature Portfolio Rebalancing.

These features are not available in all states and may not be suitable for your particular situation.

11. INQUIRIES If you need more information, please contact us at:

ReliaStar Life Insurance Company
20 Washington Avenue South
Minneapolis, Minnesota 54401
1-800-621-3750

or the distributor of the Contracts, our affiliated Company,

Washington Square Securities, Inc.
20 Washington Avenue South
Minneapolis, Minnesota 55401
1-800-621-3750

or your registered representative.

                                [LOGO] RELIASTAR

                           20 Washington Avenue South
                          Minneapolis, Minnesota 55401
                                 1-800-621-3750

                            ------------------------

                               SELECT*ANNUITY III

              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                    THE RELIASTAR SELECT VARIABLE ACCOUNT OF
                        RELIASTAR LIFE INSURANCE COMPANY


     This Prospectus offers flexible purchase payment Individual Deferred Variable/Fixed Annuity Contracts. The Contracts are sold both as non-qualified contracts and in connection with retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status.") Annuity payouts from the Contracts are deferred until a selected later date.


     Subject to certain restrictions, you can allocate premiums to:

     o the Fixed Account, an account that provides a minimum specified rate of interest; and

     o Sub-Accounts of Select Variable Account (the "Variable Account"), a variable account allowing you to invest in certain portfolios of the following Funds (the "Investment Funds"):

The Alger American Fund                          Neuberger Berman Advisers Management Trust
Fidelity Variable Insurance Products Fund        Northstar Galaxy Trust
Fidelity Variable Insurance Products Fund II     OCC Accumulation Trust
Janus Aspen Series                               Putnam Variable Trust


     The Variable Account, your account value and the amount of any variable annuity payments that you receive will vary, primarily based on the investment performance of the Investment Funds you select. (For more information about investing in the Investment Funds, see "Investments of the Variable Account.") The Fixed Account is the general account of ReliaStar Life Insurance Company ("ReliaStar Life"). The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington.

     Additional information about the Contracts, ReliaStar Life and the Variable Account, contained in a Statement of Additional Information dated April 30, 1999, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available by accessing the SEC's internet web site (http: // www.sec.gov) or upon request without charge by writing to Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401 or by calling 1-800-621-3750. The Statement of Additional Information is incorporated by reference in this Prospectus and its Table of Contents can be found on page 33 of this Prospectus.


THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACTS THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE.


     These insurance and investment products:


     o    ARE NOT BANK DEPOSITS OR GUARANTEED BY A BANK

     o ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY

     o ARE AFFECTED BY MARKET FLUCTUATIONS AND SO INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL

     o HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE INVESTMENT FUNDS OFFERED BY THE ALGER AMERICAN FUND, FIDELITY VARIABLE INSURANCE PRODUCTS FUND, FIDELITY VARIABLE INSURANCE PRODUCTS FUND II, JANUS ASPEN SERIES, NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, NORTHSTAR GALAXY TRUST, OCC ACCUMULATION TRUST AND PUTNAM VARIABLE TRUST, AND IS VALID ONLY WHEN ACCOMPANIED BY THESE PROSPECTUSES.


THE DATE OF THIS PROSPECTUS IS APRIL 30, 1999.

                                TABLE OF CONTENTS


Definitions ............................................................     4
Summary of Contract Expenses ...........................................     6
ReliaStar Life .........................................................    12
The Variable Account ...................................................    12
Investments of the Variable Account ....................................    13
Charges Made by ReliaStar Life .........................................    16
 Surrender Charge (Contingent Deferred Sales Charge) ...................    16
 Annual Contract Charge ................................................    17
 Waiver of Charges .....................................................    17
 Mortality Risk Premium ................................................    18
 Expense Risk Premium ..................................................    18
 Administration Charge .................................................    18
 Premium and Other Taxes ...............................................    18
 General: Reduction or Waiver of Charges or Minimum Purchase Payments ..    19
 Expenses of the Investment Funds ......................................    19
Administration of the Contracts ........................................    19
The Contracts ..........................................................    19
 Allocation of Purchase Payments .......................................    19
 Sub-Account Accumulation Unit Value ...................................    20
 Net Investment Factor .................................................    20
 Death Benefit Before the Annuity Commencement Date ....................    20
 Death Benefit After the Annuity Commencement Date .....................    21
 Surrender (Redemption) ................................................    21
 Systematic Withdrawals ................................................    22
 Transfers .............................................................    22
 Written Transfers .....................................................    22
 Assignments ...........................................................    23
 Contract Owner and Beneficiaries ......................................    24
 Contract Inquiries ....................................................    24
Annuity Provisions .....................................................    24
 Annuity Commencement Date .............................................    24
 Annuity Form Selection ................................................    24
 Annuity Forms .........................................................    25
 Frequency and Amount of Annuity Payments ..............................    25
 Annuity Payments ......................................................    25
 Sub-Account Annuity Unit Value ........................................    26
 Assumed Investment Rate ...............................................    26
Federal Tax Status .....................................................    26
 Introduction ..........................................................    26
 Tax Status of the Contract ............................................    26
 Taxation of Annuities .................................................    27
 Taxation of Death Benefit Proceeds ....................................    28
 Penalty Tax on Certain Distributions ..................................    28
 Possible Changes in Taxation ..........................................    28
 Transfers, Assignments or Exchanges of a Contract .....................    28
 Withholding ...........................................................    28
 Multiple Contracts ....................................................    29
 Taxation of Qualified Plans ...........................................    29
 Possible Charge for ReliaStar's Taxes .................................    30
 Other Tax Consequences ................................................    30
Voting of Fund Shares ..................................................    30
Distribution of the Contracts ..........................................    30
Revocation .............................................................    31

Reports to Owners ......................................................    31
Preparing for Year 2000 ................................................    31
Legal Proceedings ......................................................    31
Financial Statements and Experts .......................................    32
Further Information ....................................................    32
Statement of Additional Information Table of Contents ..................    33
Appendix A: The Fixed Account ..........................................    A-1
Appendix B: Performance Information and Condensed Financial Information     B-1

DEFINITIONS

ANNUITANT. The person who is named by the Owner whose life determines the annuity benefits payable.

ANNUITY COMMENCEMENT DATE (COMMENCEMENT DATE). The date on which the annuity payments begin, which must be the first day of a month. The date will be the first day of the month following the Annuitant's 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar Life.

BENEFICIARY. The person who is named to receive the Contract Value upon the death of the Owner before the Annuity Commencement Date or to receive the balance of the annuity payments, if any, under the Annuity Form in effect at the Annuitant's death.

CODE. The Internal Revenue Code of 1986, as amended.

CONTRACT ANNIVERSARY. Occurs yearly on the same day and month the Contract was issued.

CONTRACT OWNER (OWNER). The person who controls all the rights and privileges under the Contract. The Annuitant owns the Contract unless another Owner is named as provided for in the Contract. The Contract may be owned by one, but no more than two, natural persons only, except when it is held under a retirement plan or program described in Section 401(a), 403(a), 403(b), 408 or 408A or similar provisions of the Code.

CONTRACT VALUE. The sum of (a) the Variable Account Contract Value, which is the value of the Sub-Account Accumulation Units under the Contract plus (b) the Fixed Account Contract Value, which is the sum of purchase payments allocated to the Fixed Account under the Contract, plus credited interest, minus surrenders, surrender charges previously applied, and any annual administrative charges applicable to the Fixed Account, and minus any transfers to the Variable Account.

CONTRACT YEAR. Each twelve-month period starting with the date the Contract was issued and each Contract Anniversary after that.


DEATH BENEFIT. The amount payable upon the death of a Contract Owner before the Annuity Commencement Date. (See "Death Benefit Before the Annuity Commencement Date.")


DEATH BENEFIT VALUATION DATE. The Death Benefit Valuation Date is the Valuation Date next following the date ReliaStar Life receives proof of death and a written request from the Beneficiary for a single sum payment or an Annuity Form permitted by Section 72(s) of the Code.

FIXED ACCOUNT. The Fixed Account is the general account of ReliaStar Life, which consists of all assets of ReliaStar Life other than those allocated to separate accounts of ReliaStar Life.

FIXED ANNUITY. An annuity with payments which do not vary as to dollar amount.

INVESTMENT FUNDS. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests.

QUALIFIED PLAN. A retirement plan under Sections 401, 403, 408 or 408A or similar provisions of the Code.


SPECIFIED CONTRACT ANNIVERSARY. Each consecutive six year anniversary date measured from the date the Contract was issued. The Specified Contract Anniversary is used to determine the Death Benefit payable if the Contract Owner dies before the Annuity Commencement Date. (See "Death Benefit Before the Annuity Commencement Date.")


SUB-ACCOUNT. That portion of the Variable Account which invests in shares of a specific Investment Fund.

SUB-ACCOUNT ACCUMULATION UNIT. A unit of measure used to determine the Variable Account Contract Value before annuity payments start.

SUCCESSOR BENEFICIARY. The person named to become the Beneficiary if the Beneficiary is not alive.


VALUATION DATE. Each day on which the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr. Day; President's Day; Good Friday; Fourth of July; Labor Day; Thanksgiving Day; and Christmas Day.


VALUATION PERIOD. The time interval between a Valuation Date and the next Valuation Date.

VARIABLE ACCOUNT. A separate account of ReliaStar Life consisting of assets set aside by ReliaStar Life, the investment performance of which is kept separate from that of the general assets of ReliaStar Life.

VARIABLE ANNUITY. A series of periodic payments to the Contract Payee which will vary in amount, primarily based on the investment results of the Sub-Accounts under the Contract.

VARIABLE ANNUITY UNIT. A unit of measure used in the calculation of the second and each subsequent variable annuity payment from the Variable Account.

                          SUMMARY OF CONTRACT EXPENSES


CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases ......................................... None

     Surrender Charge (as a percentage of amounts surrendered attributable to purchase payments made in the last six Contract Years) (a)

     CONTRACT YEAR OF SURRENDER MINUS    SURRENDER CHARGE AS A PERCENTAGE
     CONTRACT YEAR OF PURCHASE PAYMENT       OF EACH PURCHASE PAYMENT
     ---------------------------------   --------------------------------
                    0-1                                  6%
                    2-3                                  5
                    4-5                                  4
                6 and later                              0


Transfer Charge(b) ......................................................  None
ANNUAL CONTRACT CHARGE .................................................. $  30
VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)
  Mortality and Expense Risk Premiums(c) ................................  1.25%
  Other Account Fees and Expenses (See "Administration Charge") .........   .15%
  Total Variable Account Annual Expenses ................................  1.40%

     In addition to the costs and expenses shown in this table, state premium taxes may also be applicable. For more information on state premium taxes, see "Premium and Other Taxes."

ANNUAL INVESTMENT FUND EXPENSES AFTER REIMBURSEMENTS(e)(f)(g)(i)(j)(k)(l):
(as a percentage of Investment Fund average net assets)

                                                                                              TOTAL INVESTMENT
                                                                  MANAGEMENT       OTHER        FUND ANNUAL
                                                                     FEES        EXPENSES         EXPENSES
                                                                  ----------     --------     ----------------
THE ALGER AMERICAN FUND
 Alger American Growth Portfolio(d) .........................        0.75%         0.04%           0.79%
 Alger American MidCap Growth Portfolio(d) ..................        0.80%         0.04%           0.84%
 Alger American Small Capitalization Portfolio(d) ...........        0.85%         0.04%           0.89%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
 VIP Equity-Income Portfolio(d)(e) ..........................        0.49%         0.09%           0.58%
 VIP Growth Portfolio(d)(e) .................................        0.59%         0.09%           0.68%
 VIP High Income Portfolio(d) ...............................        0.58%         0.12%           0.70%
 VIP Money Market Portfolio .................................        0.20%         0.10%           0.30%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
 VIP II Contrafund Portfolio(d)(e) ..........................        0.59%         0.11%           0.70%
 VIP II Index 500 Portfolio(d)(e) ...........................        0.24%         0.11%           0.35%
 VIP II Investment Grade Bond Portfolio(d) ..................        0.43%         0.14%           0.57%
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio(d)(f) ..........................        0.72%         0.03%           0.75%
 Growth Portfolio(d)(f) .....................................        0.65%         0.03%           0.68%
 International Growth Portfolio(d)(f) .......................        0.66%         0.20%           0.86%
 Worldwide Growth Portfolio(d)(f) ...........................        0.65%         0.07%           0.72%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio(d)(g) ......................        0.65%         0.11%           0.76%
 Partners Portfolio(d)(g) ...................................        0.78%         0.06%           0.84%
 Socially Responsive Portfolio(d)(g)(h) .....................        0.85%         0.65%           1.50%
NORTHSTAR GALAXY TRUST:
 Emerging Growth Portfolio(i) ...............................        0.75%         0.15%           0.90%
 Growth + Value Portfolio(i) ................................        0.75%         0.05%           0.80%
 High Yield Bond Portfolio(i) ...............................        0.75%         0.05%           0.80%
 International Value Portfolio(i) ...........................        1.00%         0.00%           1.00%
 Research Enhanced Index Portfolio(i) .......................        0.75%         0.15%           0.90%
OCC ACCUMULATION TRUST:
 Equity Portfolio(d)(j) .....................................        0.80%         0.14%           0.94%
 Global Equity Portfolio(d)(j) ..............................        0.80%         0.33%           1.13%
 Managed Portfolio(d)(j) ....................................        0.78%         0.04%           0.82%
 Small Cap Portfolio(d)(j) ..................................        0.80%         0.08%           0.88%
PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund - Class IA Shares .........        0.46%         0.04%           0.50%
 Putnam VT New Opportunities Fund - Class IA Shares .........        0.56%         0.05%           0.61%
 Putnam VT Voyager Fund - Class IA Shares ...................        0.54%         0.04%           0.58%

     The fee and expense information regarding the Investment Funds was provided by the Funds.


     Except for the Northstar Galaxy Trust, neither the Investment Funds nor their Advisers are affiliated with ReliaStar Life.

EXAMPLES

     If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.


                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                           ------   -------   -------   --------
THE ALGER AMERICAN FUND:
 Alger American Growth Portfolio ........................    $77      $116      $157      $259
 Alger American MidCap Growth Portfolio .................     77       117       159       264
 Alger American Small Capitalization Portfolio ..........     78       119       162       269
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
 VIP Equity-Income Portfolio ............................     75       109       146       238
 VIP Growth Portfolio ...................................     76       112       151       248
 VIP High Income Portfolio ..............................     76       113       152       250
 VIP Money Market Portfolio .............................     72       101       132       208
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
 VIP II Contrafund Portfolio ............................     76       113       152       250
 VIP II Index 500 Portfolio .............................     72       102       134       213
 VIP II Investment Grade Bond Portfolio .................     75       109       146       237
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio ............................     76       114       155       255
 Growth Portfolio .......................................     76       112       151       248
 International Growth Portfolio .........................     78       118       160       266
 Worldwide Growth Portfolio .............................     76       113       153       252
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio ........................     77       115       155       256
 Partners Portfolio .....................................     77       117       159       264
 Socially Responsive Portfolio ..........................     84       137       192       329
NORTHSTAR GALAXY TRUST:
 Emerging Growth Portfolio ..............................     78       119       162       270
 Growth + Value Portfolio ...............................     77       116       157       260
 High Yield Bond Portfolio ..............................     77       116       157       260
 International Value Portfolio ..........................     79       122       167       280
 Research Enhanced Index Portfolio ......................     78       119       162       270
OCC ACCUMULATION TRUST:
 Equity Portfolio .......................................     78       120       164       274
 Global Equity Portfolio ................................     80       126       174       293
 Managed Portfolio ......................................     77       116       158       262
 Small Cap Portfolio ....................................     78       118       161       268
PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund - Class IA Shares .....     74       107       142       229
 Putnam VT New Opportunities Fund - Class IA Shares .....     75       110       148       241
 Putnam VT Voyager Fund - Class IA Shares ...............     75       109       146       238

     If you annuitize your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.*


                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                           ------   -------   -------   --------
THE ALGER AMERICAN FUND:
 Alger American Growth Portfolio ........................    $77      $71       $121      $259
 Alger American MidCap Growth Portfolio .................     77       72        123       264
 Alger American Small Capitalization Portfolio ..........     78       74        126       269
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
 VIP Equity-Income Portfolio ............................     75       64        110       238
 VIP Growth Portfolio ...................................     76       67        115       248
 VIP High Income Portfolio ..............................     76       68        116       250
 VIP Money Market Portfolio .............................     72       56         96       208
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
 VIP II Contrafund Portfolio ............................     76       68        116       250
 VIP II Index 500 Portfolio .............................     72       57         98       213
 VIP II Investment Grade Bond Portfolio .................     75       64        110       237
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio ............................     76       69        119       255
 Growth Portfolio .......................................     76       67        115       248
 International Growth Portfolio .........................     78       73        124       266
 Worldwide Growth Portfolio .............................     76       68        117       252
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio ........................     77       70        119       256
 Partners Portfolio .....................................     77       72        123       264
 Socially Responsive Portfolio ..........................     84       92        156       329
NORTHSTAR GALAXY TRUST:
 Emerging Growth Portfolio ..............................     78       74        126       270
 Growth + Value Portfolio ...............................     77       71        121       260
 High Yield Bond Portfolio ..............................     77       71        121       260
 International Value Portfolio ..........................     79       77        131       280
 Research Enhanced Index Portfolio ......................     78       74        126       270
OCC ACCUMULATION TRUST:
 Equity Portfolio .......................................     78       75        128       274
 Global Equity Portfolio ................................     80       81        138       293
 Managed Portfolio ......................................     77       71        122       262
 Small Cap Portfolio ....................................     78       73        125       268
PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund - Class IA Shares .....     74       62        106       229
 Putnam VT New Opportunities Fund - Class IA Shares .....     75       65        112       241
 Putnam VT Voyager Fund - Class IA Shares ...............     75       64        110       238


------------
* If the Contract's Annuity Commencement Date occurs during the first two Contract Years following the date the Contract was issued a Surrender Charge is deducted and the expenses shown in year 1 reflect this deduction.

     If you do not surrender your contract at the end of the applicable time period, you would pay the following expenses on a $ 1,000 investment, assuming a 5% annual return on assets.

                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                           ------   -------   -------   --------
THE ALGER AMERICAN FUND:
 Alger American Growth Portfolio ........................    $23      $71       $121      $259
 Alger American MidCap Growth Portfolio .................     23       72        123       264
 Alger American Small Capitalization Portfolio ..........     24       74        126       269
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
 VIP Equity-Income Portfolio ............................     21       64        110       238
 VIP Growth Portfolio ...................................     22       67        115       248
 VIP High Income Portfolio ..............................     22       68        116       250
 VIP Money Market Portfolio .............................     18       56         96       208
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
 VIP II Contrafund Portfolio ............................     22       68        116       250
 VIP II Index 500 Portfolio .............................     18       57         98       213
 VIP II Investment Grade Bond Portfolio .................     21       64        110       237
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio ............................     22       69        119       255
 Growth Portfolio .......................................     22       67        115       248
 International Growth Portfolio .........................     24       73        124       266
 Worldwide Growth Portfolio .............................     22       68        117       252
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio ........................     23       70        119       256
 Partners Portfolio .....................................     23       72        123       264
 Socially Responsive Portfolio ..........................     30       92        156       329
NORTHSTAR GALAXY TRUST:
 Emerging Growth Portfolio ..............................     24       74        126       270
 Growth + Value Portfolio ...............................     23       71        121       260
 High Yield Bond Portfolio ..............................     23       71        121       260
 International Value Portfolio ..........................     25       77        131       280
 Research Enhanced Index Portfolio ......................     24       74        126       270
OCC ACCUMULATION TRUST:
 Equity Portfolio .......................................     24       75        128       274
 Global Equity Portfolio ................................     26       81        138       293
 Managed Portfolio ......................................     23       71        122       262
 Small Cap Portfolio ....................................     24       73        125       268
PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund - Class IA Shares .....     20       62        106       229
 Putnam VT New Opportunities Fund - Class IA Shares .....     21       65        112       241
 Putnam VT Voyager Fund - Class IA Shares ...............     21       64        110       238


-----------

(a) In certain situations amounts can be surrendered without any surrender charge. For more information on the Surrender Charge, see "Surrender Charge (Contingent Deferred Sales Charge)." ReliaStar Life reserves the right to charge a partial surrender processing fee not to exceed the lesser of 2% of the partial surrender amount or $25. For more information on the processing fee, see "Surrender (Redemption)."

(b) ReliaStar Life currently does not impose a charge on transfers between the Sub-Accounts or to the Fixed Account although it reserves the right to impose a fee not to exceed $25 per transfer.

(c) For Contracts with initial premium of $1 million or more that are issued under the provisions of a special rider, prior to the Annuity Commencement Date a portion of the Mortality Risk Premium in an amount equal to 0.05% of the Contract Value on the Contract Anniversary is waived and re-credited to the contract on the next succeeding day.

(d) ReliaStar Life or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by ReliaStar Life and certain of ReliaStar Life's insurance company affiliates. The percentage paid may vary from one Fund company to another. These amounts are intended to compensate ReliaStar Life or ReliaStar Life's affiliates for administrative, record keeping, distribution in some cases, and other services provided by such parties to the Funds and/or the Funds' affiliates. Currently, ReliaStar Life has service arrangements with Fred Alger Management, Inc., Fidelity Management & Research Company, Janus Capital, Neuberger Berman Management Inc., and OpCap Advisors. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders.

(e) A portion of the brokerage commissions that certain Portfolios pay was used to reduce Portfolio expenses. In addition, certain Portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been: 0.57% for VIP Equity-Income Portfolio, 0.66% for VIP Growth Portfolio, 0.66% for VIP II Contrafund Portfolio, and 0.28% for VIP II Index 500 Portfolio.

(f) The fees and expenses in the table above are based on net expenses after expense offset arrangements for the fiscal year ended December 31, 1998. The information is net of fee reductions from Janus Capital. Fee reductions for the Aggressive Growth, Growth, International Growth and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Investment Fund Annual Expenses for the Shares would have been 0.72%, 0.03%, and 0.75% for Aggressive Growth Portfolio; 0.72%, 0.03%, and 0.75% for Growth Portfolio; 0.75%, 0.20% and 0.95% for International Growth Portfolio; and 0.67%, 0.07% and 0.74% for Worldwide Growth Portfolio. Janus Capital has agreed to continue these fee reductions until at least the next annual renewal of the advisory agreement of Janus Aspen Series.

(g) Neuberger Berman Advisers Management Trust is comprised of separate Portfolios, the following of which are available as funding options under the contract: Limited Maturity Bond Portfolio, Partners Portfolio and Socially Responsive Portfolio ("Portfolio series"). Unlike the other funding options available under the contract, each of the Portfolio series invests all of its net investable assets in AMT Limited Maturity Bond Investments, AMT Partners Investments and AMT Socially Responsive Investments, respectively, of Advisers Managers Trust ("Investment series"). The Investment series in turn, invest directly in securities. For a more complete discussion of this structure, please see the prospectus for Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio, Partners Portfolio and Socially Responsive Portfolio. Please note that the figures reported under "Management Fees" and "Other Expenses" include the aggregate of (i) the management fees paid by the Investment series, (ii) the administration fees paid by the Portfolio series, and (iii) all other expenses in the aggregate for the Investment series and Portfolio series, respectively.

(h) Neuberger Berman Management Inc. ("NBMI") has undertaken to reimburse the Socially Responsive Portfolio for certain operating expenses, including the compensation of Neuberger Berman Advisers Management Trust and excluding taxes, interest, extraordinary expenses, brokerage commissions and transactions costs, that exceed in the aggregate, 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The Socially Responsive Portfolio had not commenced operations as of December 31, 1998, and therefore these expense figures are estimated. Estimated expenses are expected to be 2.50% for the fiscal period ending December 31, 1999, prior to the reimbursement. The expense reimbursement policy is subject to termination upon 60 days' written notice after April 30, 2000. There can be no assurance that this policy will be continued. See "Expense Limitation" in the Socially Responsive Portfolio prospectus for further information.

(i) The fee and expense information for the Northstar Galaxy Trust Emerging Growth Portfolio and International Value Portfolio has been restated to reflect current fees and expenses effective November 9, 1998. The fee and expense information for the Northstar Galaxy Trust Research Enhanced Index Portfolio has been restated to reflect current fees and expenses effective April 30, 1999.

     The investment adviser to the Northstar Galaxy Trust has agreed to reimburse the Growth + Value Portfolio and High Yield Bond Portfolio for any expenses in excess of 0.80% of each Portfolio's average daily net assets. It also has agreed to reimburse the Emerging Growth Portfolio, Research Enhanced Index Portfolio, and International Value Portfolio for expenses in excess of .90%, .90%, and 1.00%, respectively. In the absence of these expense reimbursements, the Total Investment Fund Annual Expenses that would have been paid by each Portfolio during its fiscal year ended December 31, 1998 would have been: Emerging Growth Portfolio: 1.14%; Growth + Value Portfolio: 1.02%; High Yield Bond Portfolio: 1.23%; International Value Portfolio: 1.68%; Research Enhanced Index Portfolio: 1.29%. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement.

     The Northstar Galaxy Trust Emerging Growth Portfolio (formerly the Northstar Galaxy Trust Income and Growth Portfolio) operated under an investment objective of seeking income balanced with capital appreciation from inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation. The Northstar Galaxy Trust Research Enhanced Index Portfolio (formerly the Northstar Galaxy Trust Multi-Sector Bond

     Portfolio) operated under an investment objective of seeking current income while preserving capital through April 29, 1999, when the investment objective was modified to seeking long-term capital appreciation.

(j) The Management Fees reflect effective management fees after taking into effect any waiver. Other Expenses are shown net of certain expense offsets afforded the Portfolios. Total Investment Fund Annual Expenses for the Equity, Small Cap and Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets. Total Investment Fund Annual Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets (net of any expense offsets).

     The expenses shown in the examples above reflect the costs and expenses applicable to Contracts with initial premium of less than $1 million.


     THE EXAMPLES SHOWN IN THE TABLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. THE 5% ANNUAL RETURN ASSUMED IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED RATE.


     The purpose of this table is to assist you in understanding the various costs and expenses that you will bear either directly or indirectly. The table reflects the expenses of the Variable Account as well as those of the Investment Funds. The $30 Annual Contract Charge is reflected as an annual percentage charge in this table based on the anticipated average net assets in the Variable Account and Fixed Account, which translates to a charge equal to an annual rate of 0.067% of the Variable Account and Fixed Account values. There is an accumulation unit value history contained in Appendix B -- Performance Information and Condensed Financial Information.


     For Performance Information and Condensed Financial Information, see Appendix B.

                                 RELIASTAR LIFE


     ReliaStar Life, organized in 1885, is a Minnesota stock life insurance company. ReliaStar Life is a direct, wholly-owned subsidiary of ReliaStar Financial Corp., a publicly traded Delaware holding company, whose shares are listed on the New York Stock Exchange. ReliaStar Life offers individual life insurance and annuities, employee benefits, and retirement contracts. ReliaStar Life is admitted to do business in the District of Columbia and all states except New York. Its home office is at 20 Washington Avenue South, Minneapolis, Minnesota 55401 (telephone 1-800-621-3750).


     The Contracts described in this Prospectus are nonparticipating. The capital and surplus of ReliaStar Life should be considered as bearing only upon the ability of ReliaStar Life to meet its obligations under the Contracts.

     ReliaStar is a charter member of the Insurance Marketplace Standard Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

                              THE VARIABLE ACCOUNT

     The Variable Account is a separate account of ReliaStar Life established by the Board of Directors of ReliaStar Life on November 12, 1981, pursuant to the laws of the State of Minnesota. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Such registration does not involve supervision by the Commission of the management or investment policies or practices of the Variable Account, ReliaStar Life or the Portfolios. ReliaStar Life has complete ownership and control of the assets in the Variable Account, but these assets are held separately from ReliaStar Life's other assets and are not part of ReliaStar Life's General Account.

     The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities incurred in any other business that ReliaStar Life may conduct. ReliaStar Life has the right to transfer to its General Account any assets of the Variable Account which are in excess of such reserves and other liabilities. The income, if any, and gains, and losses, realized or unrealized, of the Variable Account will be credited to or charged against the Variable Account in accordance with the contracts supported by the Variable Account, without regard to the other income, gains or losses of ReliaStar Life.

     Purchase payments allocated to the Variable Account under a Contract are invested in one or more Sub-Accounts of the Variable Account, as selected by you, the Owner. The future Variable Account Contract Value depends primarily on the investment performance of the Investment Funds whose shares are held in the Sub-Accounts selected.

                       INVESTMENTS OF THE VARIABLE ACCOUNT

     When you apply for a Contract, you can allocate purchase payments to one or more of the Sub-Accounts. There are currently 29 Sub-Accounts. Each Sub-Account invests in shares of one of the Investment Funds at its net asset value. As Owner, you can change a purchase payment allocation for future purchase payments and can transfer all or part of the values in a Sub-Account to another Sub-Account. However, you are only permitted to participate in a maximum of 17 Sub-Accounts over the lifetime of your Contract. Upon participation in the seventeenth Sub-Account since the issue of the Contract you would only be able to transfer within the 17 Sub-Accounts already utilized and which are still available. For example, assume that you select seven investment options. Later you transfer out of all of your seven initial selections and choose 10 different options, none of which are the same as your original seven selections. You have now used your maximum selection of 17 Sub-Accounts. You can still allocate purchase payments or transfers among any of the 17 Sub-Accounts you have previously selected. However, you cannot allocate funds to the remaining Sub-Accounts. An Owner may make partial or complete transfers to the Fixed Account from the Variable Account at any time.


     The following chart lists the Investment Funds and the investment advisers and sub-advisers to the Funds, and provides summary information regarding the investment objective and characteristic portfolio investments of each Fund.


                               INVESTMENT FUNDS


                                            ADVISER/
     FUND GROUP           FUND             SUBADVISER       MONEY MARKET   FIXED INCOME   GROWTH & INCOME
=================== ================ ===================== ============== ============== =================
        Alger       Alger American        Fred Alger
      American          Growth         Management, Inc.
   New York, N.Y.     Portfolio
                    --------------------------------------------------------------------------------------
                    Alger American        Fred Alger
                        MidCap         Management, Inc.
                       Growth
                      Portfolio
                    --------------------------------------------------------------------------------------
                    Alger American        Fred Alger
                         Small         Management, Inc.
                    Capitalization
                      Portfolio

==========================================================================================================
      Fidelity            VIP        Fidelity Management                                         X
   Investments(R)    Equity-Income    & Research Company
   Boston, Mass.       Portfolio
                    --------------------------------------------------------------------------------------
                      VIP Growth     Fidelity Management
                       Portfolio      & Research Company
                    --------------------------------------------------------------------------------------
                          VIP        Fidelity Management                        X
                      High Income     & Research Company
                       Portfolio




                    --------------------------------------------------------------------------------------
                          VIP        Fidelity Management          X
                     Money Market     & Research Company
                      Portfolio

                    --------------------------------------------------------------------------------------
                        VIP II       Fidelity Management
                      Contrafund      & Research Company
                      Portfolio



                    --------------------------------------------------------------------------------------
                        VIP II       Fidelity Management                                         X
                      Index 500      & Research Company
                      Portfolio
                    --------------------------------------------------------------------------------------
      Fidelity          VIP II       Fidelity Management                        X
   Investments(R)     Investment      & Research Company
  is a registered     Grade Bond
  trademark of FMR     Portfolio
       Corp.
==========================================================================================================

                       [WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                                PRIMARY
     FUND GROUP      INTERNATIONAL   BALANCED   GROWTH   AGGRESSIVE GROWTH         OBJECTIVE(S)               INVESTMENTS
=================== =============== ========== ======== ================== =========================== =======================
        Alger                                     X                           Long-term capital          Equity securities of
      American                                                                   appreciation              large companies
   New York, N.Y.
                    ----------------------------------------------------------------------------------------------------------
                                                  X                           Long-term capital           Equity securities
                                                                                 appreciation            within the range of
                                                                                                            S&P MidCap 400
                                                                                                                Index
                    ----------------------------------------------------------------------------------------------------------
                                                                              Long-term capital           Equity securities
                                                                 X               appreciation            within the range of
                                                                                                         Russell 2000 Growth
                                                                                                         or S&P SmallCap 600
                                                                                                               Indexes
==============================================================================================================================
     Fidelity                                                                 Reasonable income;           Income-producing
   Investments(R)                                                          also considers potential     equity securities and
   Boston, Mass.                                                           for capital appreciation        debt obligations
                    ----------------------------------------------------------------------------------------------------------
                                                  X                          Capital appreciation           Common stocks

                    ----------------------------------------------------------------------------------------------------------
                                                                              High current income          Income-producing
                                                                                                           debt securities,
                                                                                                         preferred stocks and
                                                                                                       convertible securities,
                                                                                                           with an emphasis
                                                                                                           on lower-quality
                                                                                                           debt securities
                    ----------------------------------------------------------------------------------------------------------
                                                                                 High level of               U.S. dollar-
                                                                           current income consistent      denominated money
                                                                              with preservation of        market securities
                                                                             capital and liquidity
                    ----------------------------------------------------------------------------------------------------------
                                                  X                           Capital appreciation          Securities of
                                                                                                           companies whose
                                                                                                          value the adviser
                                                                                                           believes is not
                                                                                                           fully recognized
                                                                                                            by the public
                    ----------------------------------------------------------------------------------------------------------
                                                                               Total return that           Common stocks of
                                                                             corresponds to that of            S&P 500
                                                                                 S&P 500 Index
                    ----------------------------------------------------------------------------------------------------------
      Fidelity                                                                High current income          Investment-grade
   Investments(R)                                                               consistent with           intermediate fixed
  is a registered                                                           preservation of capital       income securities
  trademark of FMR
       Corp.
==============================================================================================================================

                                            ADVISER/
    FUND GROUP            FUND             SUBADVISER        MONEY MARKET   FIXED INCOME   GROWTH & INCOME
================== ================= ====================== ============== ============== =================
       Janus         Aspen Series             Janus
                      Aggressive             Capital
    Denver, Co.         Growth             Corporation
                      Portfolio
                    ---------------------------------------------------------------------------------------
                     Aspen Series             Janus
                        Growth               Capital
                      Portfolio            Corporation
                    ---------------------------------------------------------------------------------------
                     Aspen Series             Janus
                    International            Capital
                        Growth             Corporation
                      Portfolio
                    ---------------------------------------------------------------------------------------
                     Aspen Series             Janus
                      Worldwide              Capital
                        Growth             Corporation
                      Portfolio
===========================================================================================================
     Neuberger         Advisers         Neuberger Berman                         X
       Berman         Management        Management Inc./
                    Trust Limited       Neuberger Berman,
                    Maturity Bond              LLC
                      Portfolio


                    ---------------------------------------------------------------------------------------
  New York, N.Y.       Advisers         Neuberger Berman
                      Management        Management Inc./
                    Trust Partners      Neuberger Berman,
                      Portfolio                LLC
                    ---------------------------------------------------------------------------------------
                       Advisers         Neuberger Berman
                      Management        Management Inc./
                    Trust Socially      Neuberger Berman,
                      Responsive               LLC
                      Portfolio

===========================================================================================================
     Northstar         Emerging       Northstar Investment
                        Growth             Management
  Stamford, Conn.     Portfolio            Corporation
                    ---------------------------------------------------------------------------------------
                    Growth + Value    Northstar Investment
                      Portfolio            Management
                                          Corporation/
                                         Navellier Fund
                                        Management, Inc.
                    ---------------------------------------------------------------------------------------
                      High Yield      Northstar Investment                       X
                      Portfolio            Management
                                          Corporation
                    ---------------------------------------------------------------------------------------
                    International     Northstar Investment
                   Value Portfolio         Management
                                       Corporation/Brandes
                                      Investment Partners,
                                              L.P.
                    ---------------------------------------------------------------------------------------
                       Research       Northstar Investment
                       Enhanced            Management
                   Index Portfolio        Corporation/
                                           J.P. Morgan
                                           Investment
                                         Management Inc.
===========================================================================================================

                       [WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                           PRIMARY
    FUND GROUP      INTERNATIONAL   BALANCED   GROWTH   AGGRESSIVE GROWTH        OBJECTIVE(S)            INVESTMENTS
================== =============== ========== ======== ================== ======================== ======================
       Janus                                                    X            Long-term growth of        Nondiversified
                                                                                   capital                portfolio
    Denver, Co.                                                                                        of common stocks

                    -----------------------------------------------------------------------------------------------------
                                                                              Long-term capital       Diversified common
                                                  X                                growth                   stocks

                    -----------------------------------------------------------------------------------------------------
                          X                                                   Long-term capital       Foreign issuers of
                                                                                   growth               common stocks


                    -----------------------------------------------------------------------------------------------------
                          X                                                   Long-term capital      Foreign and domestic
                                                                                   growth               common stocks


=========================================================================================================================
    Neuberger                                                                 Highest available            Short to
      Berman                                                                   current income         intermediate term
                                                                               consistent with      investment-grade debt
                                                                              liquidity and low           securities
                                                                             risk to principal;
                                                                               total return is
                                                                              a secondary goal
                    -----------------------------------------------------------------------------------------------------
  New York, N.Y.                                  X                           Growth of capital        Common stocks of
                                                                                                      medium- to large-
                                                                                                        capitalization
                                                                                                          companies
                    -----------------------------------------------------------------------------------------------------
                                                  X                               Long-term            Common stocks of
                                                                              growth of capital       medium- to large-
                                                                           by investing primarily       capitalization
                                                                              in companies that           companies
                                                                             meet financial and
                                                                               social criteria
=========================================================================================================================
    Northstar                                     X                           Long-term capital         Common stocks
                                                                                appreciation
 Stamford, Conn.
                    -----------------------------------------------------------------------------------------------------
                                                                X           Capital appreciation      Equity securities
                                                                             from investing in a
                                                                            diversified portfolio
                                                                            of equity securities

                    -----------------------------------------------------------------------------------------------------
                                                                           High current yield and      High-yield bonds
                                                                            capital appreciation

                    -----------------------------------------------------------------------------------------------------
                          X                                                   Long-term capital    International equities
                                                                                appreciation



                    -----------------------------------------------------------------------------------------------------
                                                  X                           Long-term capital         Common stocks
                                                                                appreciation




=========================================================================================================================

                                               ADVISER/
     FUND GROUP              FUND             SUBADVISER      MONEY MARKET   FIXED INCOME   GROWTH & INCOME
==================== =================== =================== ============== ============== =================
        OCC           OCC Accumulation          OpCap
                        Trust Equity           Advisors
   New York, N.Y.        Portfolio
                    ----------------------------------------------------------------------------------------
                      OCC Accumulation          OpCap
                        Trust Global           Advisors
                      Equity Portfolio
                    ----------------------------------------------------------------------------------------
                      OCC Accumulation          OpCap
                       Trust Managed           Advisors
                         Portfolio
                    ----------------------------------------------------------------------------------------
                      OCC Accumulation          OpCap
                        Trust Small            Advisors
                       Cap Portfolio
============================================================================================================
      Putnam               Putnam         Putnam Investment                                        X
 Investments, Inc.     VT Growth and       Management, Inc.
                       Income Fund -
                      Class IA Shares
                    ----------------------------------------------------------------------------------------
   Boston, Mass.           Putnam         Putnam Investment
                           VT New          Management, Inc.
                       Opportunities
                           Fund -
                      Class IA Shares
                    ----------------------------------------------------------------------------------------
                           Putnam         Putnam Investment
                      VT Voyager Fund      Management, Inc.
                     - Class IA Shares
============================================================================================================

                       [WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                           PRIMARY
     FUND GROUP       INTERNATIONAL   BALANCED   GROWTH   AGGRESSIVE GROWTH      OBJECTIVE(S)            INVESTMENTS
==================== =============== ========== ======== ================== ====================== =====================
        OCC                                        X                          Long-term capital        Securities of
                                                                                appreciation            undervalued
   New York, N.Y.                                                                                        companies
                    ----------------------------------------------------------------------------------------------------
                           X                                                  Long-term capital    Global investments in
                                                                                appreciation         equity securities

                    ----------------------------------------------------------------------------------------------------
                                                   X                          Growth of capital        Common stocks,
                                                                                                       bonds and cash
                                                                                                        equivalents
                    ----------------------------------------------------------------------------------------------------
                                                                 X          Capital appreciation    Equity securities of
                                                                                                      companies under
                                                                                                        $1 billion
========================================================================================================================
      Putnam                                                                  Capital growth &         Common stocks
 Investments, Inc.                                                             current income


                    ----------------------------------------------------------------------------------------------------
   Boston, Mass.                                   X                          Long-term capital        Common stocks
                                                                                appreciation



                    ----------------------------------------------------------------------------------------------------
                                                                 X          Capital appreciation       Common stocks


========================================================================================================================

     More detailed information about the Investment Funds can be found in the current prospectus and Statement of Additional Information for each Fund. These prospectuses accompany this Prospectus in a book entitled "Variable Product Investment Options." The Investment Fund prospectuses should be read carefully before any allocation to, or transfers among, the Sub-Accounts.


THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE INVESTMENT FUNDS WILL BE ACHIEVED.

     ReliaStar Life reserves the right, subject to compliance with the law, to offer additional Investment Funds.

     The Investment Funds are available to registered separate accounts of ReliaStar Life and to insurance companies other than ReliaStar Life, offering variable annuity contracts and variable life insurance policies. ReliaStar Life currently does not foresee any disadvantages to Owners resulting from the Investment Funds selling shares to fund products other than the Contracts. However, there is a possibility that a material conflict may arise between Owners whose Contract Values are allocated to the Variable Account and the owners of variable life insurance policies and variable annuity contracts issued by ReliaStar Life or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Investment Funds. In the event of a material conflict, ReliaStar Life will take any necessary steps, including removing the Variable Account from that Investment Fund, to resolve the matter. The Board of Directors or Trustees of each Investment Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Investment Fund prospectus for more information.

REINVESTMENT

     The Investment Funds have as a policy the distribution of income, dividends and capital gains. However, under the Contracts there is an automatic reinvestment of such distributions.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENT FUND SHARES

     ReliaStar Life reserves the right, subject to applicable law and any required regulatory approvals, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase:

     o ReliaStar Life reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new or another investment company portfolio or delete Sub-Accounts. Any new Sub-Accounts may be made available to existing Contract Owners on a basis to be determined by ReliaStar Life.

     o ReliaStar Life may, in its sole discretion, eliminate one or more Sub-Accounts, or close such Sub-Accounts to new premium or transfers, if marketing needs, tax or regulatory considerations or investment conditions warrant.


     o If the shares of a portfolio of an Investment Fund are no longer available for investment or if in ReliaStar Life's judgment further investment in any portfolio of an Investment Fund should become inappropriate in view of the purposes of the Variable Account, or because, in our sole discretion, for marketing, tax, regulatory requirements or investment conditions, ReliaStar Life may redeem the shares of that portfolio and substitute shares of another registered open-end investment company.


     In the event of any such substitution, deletion or change, we may make such changes as may be necessary or appropriate to reflect such substitution, deletion or change. If all or a portion of your investments are allocated to any of the current funds that are being substituted for or deleted on the date such action is announced, you may transfer the portion of the Accumulation Value affected without payment of a transfer charge to available Sub-Accounts.


     If deemed by us to be in the best interests of persons having voting rights under the Policies, the Variable Account may be operated as a management company under the Investment Company Act of 1940, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with our other separate accounts.


                         CHARGES MADE BY RELIASTAR LIFE

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     No deduction for a sales charge is made from purchase payments. However, a surrender charge (which may be deemed a contingent deferred sales charge) may be assessed. This charge is intended to reimburse ReliaStar Life for expenses relating to the sale of the Contracts, including commissions to sales personnel, costs of sales material and other promotional activities and sales administration costs.

     If part or all of a Contract's value is surrendered, or, except for contracts issued in the State of Washington, if the Contract's Annuity Commencement Date occurs within the first two years after the Contract is issued, surrender charges may be assessed by ReliaStar Life.

     COMPUTATION OF SURRENDER CHARGES -- For purposes of determining surrender charges, surrenders shall first be taken from Old Purchase Payments until they are exhausted, then from New Purchase Payments until they are exhausted, and thereafter from Contract Earnings.

     o "New Purchase Payments" are those Contract purchase payments received by ReliaStar Life during the Contract Year in which the surrender occurs or in the five immediately preceding Contract Years;

     o "Old Purchase Payments" are those Contract purchase payments not defined as New Purchase Payments; and

     o "Contract Earnings" at any Valuation Date is the Contract Value less the sum of New Purchase Payments and Old Purchase Payments.

     TOTAL SURRENDERS; AMOUNT OF SURRENDER CHARGE -- The surrender charge for a total surrender is determined by multiplying the amount of each New Purchase Payment surrendered, that is not eligible for a free surrender, by the applicable surrender charge percentage as set forth in the following table:

                      SURRENDER CHARGE PERCENTAGE TABLE
             ----------------------------------------------------
             CONTRACT YEAR OF SURRENDER     SURRENDER CHARGE AS A
               MINUS CONTRACT YEAR OF        PERCENTAGE OF EACH
                  PURCHASE PAYMENT            PURCHASE PAYMENT
             --------------------------     ---------------------
                         0-1                         6%
                         2-3                         5
                         4-5                         4
                     6 and later                     0

     FREE SURRENDERS -- Surrenders taken from the following amounts ("Free Surrenders") are not subject to a surrender charge during any Contract Year: (a) any Old Purchase Payments not already surrendered; (b) 10% of all New Purchase Payments that have been received by ReliaStar Life (with the exception of Systematic Withdrawals, this does not apply to surrenders made during the first Contract Year nor to any surrenders after the first surrender made in each Contract Year thereafter); and (c) any Contract Earnings being surrendered.

     PARTIAL SURRENDERS -- The amount of the partial surrender subject to a surrender charge is determined by dividing (a) the portion of each New Purchase Payment to be surrendered which is not eligible for a Free Surrender by (b) one minus the applicable surrender charge percentage from the Surrender Charge Percentage Table set forth above. The resulting amount for each New Purchase Payment to be surrendered is then multiplied by the applicable surrender charge percentage from the Surrender Charge Percentage Table shown above to arrive at the amount of surrender charge to be assessed. The total of the amount surrendered will be subject to the surrender charge.

     If the surrender charge is less than the Contract Value that remains immediately after surrender, it will be deducted proportionately from the Sub-Accounts that make up such Contract Value. If the surrender charge is more than such remaining Contract Value, the portion of the surrender charge that can be deducted from such remaining Contract Value will be so deducted and the balance will be deducted from the surrender payment. In computing surrenders, any portion of a surrender charge that is deducted from the remaining Contract Value will be deemed a part of the surrender.

ANNUAL CONTRACT CHARGE

     Each year on the Contract Anniversary, ReliaStar Life deducts an Annual Contract Charge of $30 from the Contract Value. ReliaStar Life will not increase the Annual Contract Charge. In any Contract Year when a Contract is surrendered for its full value on other than the Contract Anniversary, the Annual Contract Charge will be deducted at the time of such surrender. If a fixed annuity payment or a variable annuity payment is selected, then the Annual Contract Charge will be assessed and deducted in equal installments from each annuity payment. When more than one annuity is selected, then a separate Annual Contract Charge will be assessed against each annuity.

WAIVER OF CHARGES

     WAIVER OF ANNUAL CONTRACT CHARGE -- ReliaStar Life reserves the right to waive the Annual Contract Charge for contracts applied for on or after May 30, 1998 where the cumulative purchase payments, less any cumulative partial surrenders, exceed $50,000. ReliaStar Life reserves the right to reinstate the Annual Contract Charge on Contracts previously qualifying for the waiver, if the cumulative purchase payments, less any cumulative partial surrenders, equals or falls below $50,000 or if ReliaStar Life withdraws the waiver of the Charge.


     ReliaStar Life will not waive the Annual Contract Charges assessed and deducted from annuity payments.

     WAIVER OF SURRENDER CHARGE -- Under certain circumstances as defined in the Contract and the Rider(s) related to the provisions below, beginning one year after the effectiveness of the Rider(s) ReliaStar Life will permit the Contract Owner to access his or her money in the Contract. ReliaStar Life will permit a full or partial surrender without a surrender charge (1) if the Contract Owner becomes terminally ill; (2) if the Contract Owner becomes confined to a skilled nursing facility or hospital; and (3) if and so long as the Contract Owner is disabled. If the Contract Owner is unemployed for at least 90 consecutive days the Owner can take, on a one time basis, up to 50% of the Contract Value of the Contract without incurring a surrender charge.

     These waivers are subject to the specific provisions of the Rider(s) and may not be available in all states.

MORTALITY RISK PREMIUM

     The variable annuity payments made to Annuitants will vary in accordance with the investment performance of the Sub-Accounts selected by the Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving annuity payments from the Variable Account. ReliaStar Life assumes this "mortality risk" and has guaranteed the annuity rates incorporated in the Contract, which cannot be changed.

     To compensate ReliaStar Life for assuming this mortality risk and the mortality risk that Beneficiaries of Annuitants dying before the Annuity Commencement Date may receive amounts in excess of the then current Contract Value (see "Death Benefit Before the Annuity Commencement Date"), ReliaStar Life deducts a Mortality Risk Premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.85% of the daily Contract Values under the Variable Account.


     For Contracts with initial premium of $1 million or more that are sold under the provisions of a special rider, prior to the Annuity Commencement Date an amount equal to 0.05% of the Contract Value on the Contract Anniversary is waived and re-credited to the Contract on the next succeeding day. Re-credited amounts are applied to the purchase of additional Sub-Account Accumulation Units.


     ReliaStar Life may not change the rate charged for the Mortality Risk Premium under any Contract.

EXPENSE RISK PREMIUM

     ReliaStar Life will not increase charges for administrative expenses regardless of its actual expenses. To compensate ReliaStar Life for assuming this expense risk, ReliaStar Life deducts an Expense Risk Premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.40% of the daily Variable Account Contract Values.

     ReliaStar Life may not change the rate of the Expense Risk Premium under any Contract.

ADMINISTRATION CHARGE

     ReliaStar Life deducts a daily Administration Charge from the Variable Account Contract Value in an amount equal to an annual rate of 0.15% of the daily Contract Values under the Variable Account. This charge is deducted to reimburse ReliaStar Life for the cost of providing administrative services under the Contracts and the Variable Account. ReliaStar Life may not change the rate of the Administration Charge under any Contract.

PREMIUM AND OTHER TAXES

     Various states and other governmental entities levy a premium tax, currently ranging up to 3.5%, on annuity contracts issued by insurance companies. If the Owner of the Contract lives in a governmental jurisdiction that levies such a tax, ReliaStar Life will pay the taxes when due and reserves the right to deduct the amount of the tax either from purchase payments as they are received or from the Contract Value at the Annuity Commencement Date (immediately before the Contract Value is applied to an Annuity Form) as permitted or required by applicable law.

     Premium tax rates are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the purchaser of a Contract will not be able to accurately determine the premium tax applicable to the Contract. ReliaStar Life reserves the right to deduct charges for any other tax or economic burden resulting from the application of the tax laws that it determines to be applicable to the Contract.

GENERAL: REDUCTION OR WAIVER OF CHARGES OR MINIMUM PURCHASE PAYMENTS

     Any of the charges under the Contract, as well as the minimum purchase payment requirements set forth in this Prospectus, may be reduced due to special circumstances that result in lower sales, administrative or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to ReliaStar Life's policy and Contract Owners or those of affiliated insurance companies, or sales to employees or clients of ReliaStar Life or ReliaStar Life's affiliates. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected policy or Contract owners and owners of all other contracts funded by the Variable Account.

EXPENSES OF THE INVESTMENT FUNDS

     There are fees deducted from and expenses paid out of the assets of the Investment Funds that are described in the accompanying prospectuses for the Funds.


                        ADMINISTRATION OF THE CONTRACTS

     ReliaStar Life assumes the responsibilities of performing certain administrative functions relating to the Contracts and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of Contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the Contracts. These administrative functions are located at: the Variable Annuity Administration Center, P.O. Box 59218, Minneapolis, Minnesota 55459-0218; Telephone 1-800-621-3750.


                                 THE CONTRACTS


     The Contracts are designed for sale as non-qualified contracts and also for retirement plans which may be Qualified Plans. A single purchase payment can be made for a deferred annuity, or subsequent purchase payments can be made up to the maximum level of funding set forth below. The minimum amount ReliaStar Life will accept as an initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. ReliaStar Life may choose not to accept any subsequent purchase payment for a Non-Qualified Contract if it is less than $500 and for a Qualified Contract if it is less than $200. ReliaStar Life may also choose not to accept any subsequent purchase payment if the purchase payment together with the Contract Value at the next Valuation Date exceeds $1,000,000. Any purchase payment not accepted by ReliaStar Life will be refunded. Contracts with an initial purchase payment of $1 million or more that are sold under the provisions of a special rider contain a number of specialized provisions, as outlined in this Prospectus. These provisions may be more or less advantageous than provisions applicable to contracts with less than $1 million of initial premium. ReliaStar Life reserves the right to accept smaller or larger initial and subsequent purchase payments in connection with special circumstances, such as sales through group or sponsored arrangements.


ALLOCATION OF PURCHASE PAYMENTS


     Purchase payments can be allocated by the Owner to up to 17 of the available Sub-Accounts of the Variable Account selected and/or to the Fixed Account. (See Appendix A.) The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington. Any purchase payment or portion thereof for which no allocation election is made will be returned to the Owner.


     The initial purchase payment will be allocated not later than two business days after receipt, if the application and all information necessary for processing the Contract are complete. ReliaStar Life may retain purchase payments for up to five business days while attempting to complete an incomplete application. If the application cannot be made complete within this period, the applicant will be informed of the reasons for the delay and the purchase payment will be returned immediately. Once the completed application is received, the payment must be allocated within two business days. ReliaStar Life will make inquiry to discover any missing information related to subsequent payments. For any subsequent purchase payments, the payments will be credited at the Sub-Account Accumulation Unit Value next determined after receipt of the purchase payment.

     Upon allocation to Sub-Accounts of the Variable Account, a purchase payment is converted into Accumulation Units of the Sub-Account. The amount of the purchase payment allocated to a particular Sub-Account is divided by the value of an Accumulation Unit for the Sub-Account to determine the number of Accumulation Units of the Sub-Account to be held in the Variable Account with respect to the Contract. The net investment results of each Sub-Account vary primarily with the investment performance of the Investment Fund whose shares are held in the Sub-Account.

     An Investment Fund may impose a minimum purchase requirement. If that minimum purchase requirement exceeds the aggregate of all purchase payments received by ReliaStar Life, less any redemption of Investment Fund shares resulting from transfers or surrenders, on any given day that are to be applied to a Sub-Account for the purchase of shares of such Investment Fund, such purchase payments will be refunded.

SUB-ACCOUNT ACCUMULATION UNIT VALUE

     Each Sub-Account Accumulation Unit was initially valued at $10 when the first Investment Fund shares were purchased. Thereafter the value of each Sub-Account Accumulation Unit will vary up or down according to a Net Investment Factor, which is primarily based on the investment performance of the applicable Investment Fund. Investment Fund shares in the Sub-Accounts will be valued at their net asset value.

     Dividend and capital gain distributions from an Investment Fund will be automatically reinvested in additional shares of such Investment Fund and allocated to the appropriate Sub-Account. The number of Sub-Account Accumulation Units does not increase because of the additional shares, but the Accumulation Unit value may increase.

NET INVESTMENT FACTOR

     The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance during a Valuation Period of the Investment Fund whose shares are held in the particular Sub-Account. If the Net Investment Factor is greater than one, the value of a Sub-Account Accumulation Unit has increased. If the Net Investment Factor is less than one, the value of a Sub-Account Accumulation Unit has decreased. The Net Investment Factor is determined by dividing (1) by (2) then subtracting (3) from the result, where:

(1)  is the net result of:

     (a) the net asset value per share of the Investment Fund shares held in the Sub-Account, determined at the end of the current Valuation Period, plus

     (b) the per share amount of any dividend or capital gain distributions made on the Investment Fund shares held in the Sub-Account during the current Valuation Period, plus or minus

     (c) a per share charge or credit for any taxes reserved for which ReliaStar Life determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract;

(2)  is the net result of:

     (a) the net asset value per share of the Investment Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period, plus or minus

     (b) a per share charge or credit for any taxes reserved for during the last prior Valuation Period which ReliaStar Life determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract; and

(3) is a factor representing the Mortality Risk Premium, the Expense Risk Premium and the Administration Charge deducted from the Sub-Account which factor is equal, on an annual basis, to 1.40% of the daily net asset value of the Sub-Account.

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE

     If the Owner, including any joint Owner, dies before the Annuity Commencement Date, the Beneficiary will be entitled to receive the Death Benefit. For this purpose the Death Benefit for Contracts with less than $1 million of initial premium will be:

(1) if any Owner (including the Annuitant) dies on or before the first day of the month following the Owner's 85th birthday, the greater of (i) the Contract Value on the Death Benefit Valuation Date, or (ii) the sum of the purchase payments received by ReliaStar Life under the Contract to the Death Benefit Valuation Date, less any surrender payments previously made by ReliaStar Life; or (iii) the Contract Value on the Specified Contract Anniversary (immediately preceding the Owner's death), plus any Purchase Payments and reduced by any surrender payments since that anniversary;

(2) if any Owner (including the Annuitant) dies after the first day of the month following the Owner's 85th birthday, the Contract Value on the Death Benefit Valuation Date.

     The Death Benefit for Contracts with $1 million of initial premium or more will be the Contract Value minus surrender charges.

     If a single sum is requested, it will be paid within seven days after the Death Benefit Valuation Date. If an Annuity Form is requested, it may be any Annuity Form permitted by Section 72(s) of the Code and which ReliaStar Life is willing to issue. An Annuity Form selection must be in writing and must be received by ReliaStar Life within 60 days after the date of the Owner's death, otherwise the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the Contract will be canceled.

     If the only Beneficiary is the Owner's surviving spouse, such spouse may continue the Contract as the Owner, and then (1) select a single sum payment, or
(2) select any Annuity Form which does not exceed such spouse's life expectancy.

     If the Beneficiary elects to receive annuity payments under an Annuity Form, the amount and duration of payments may vary depending on the Annuity Form selected and whether fixed and/or variable annuity payments are requested.
(See "Annuity Provisions.")

DEATH BENEFIT AFTER THE ANNUITY COMMENCEMENT DATE

     If the Annuitant dies after the Annuity Commencement Date, the Death Benefit, if any, shall be as stated in the Annuity Form in effect.

SURRENDER (REDEMPTION)


     If a written request is received by ReliaStar Life from the Owner before the Annuity Commencement Date, all or part of the Contract Value will be paid to the Owner after deducting any applicable surrender charge and taxes. (See "Surrender Charge (Contingent Deferred Sales Charge).")


     Partial surrenders must be at least $500. No partial surrender can cause the Contract Value to fall below $1,000. If a total surrender occurs other than on a Contract Anniversary the Annual Contract Charge will be deducted from the Contract Value before the surrender payment is made. ReliaStar Life reserves the right to limit the number of partial surrenders, and to assess a processing fee not to exceed the lesser of 2% of the partial surrender amount or $25. No processing fee will be charged in connection with total surrenders.

     Surrenders must be consented to by each collateral assignee. ReliaStar Life reserves the right to require that surrenders in excess of $50,000 be signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation, or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. that has entered into an appropriate agreement with ReliaStar Life.

     ReliaStar Life may require that the Contract be returned before a surrender takes place. A surrender will take place on the next Valuation Date after the requirements for surrender are completed and payment will be made within seven days after such Valuation Date. Unless the Owner requests a partial surrender to be made from the Fixed Account or particular Sub-Accounts, a partial surrender will be taken proportionately from the Fixed Account and all Sub-Accounts on a basis that reflects their proportionate percentage of the Contract Value.

     If the Contract Value after all charges is less than $1,000, ReliaStar Life can cancel the Contract on any Contract Anniversary, or if such Contract Anniversary is not a Valuation Date, on the next Valuation Date thereafter, by paying to the Owner the Contract Value as of such Valuation Date.


     If the Contract is purchased as a "tax-sheltered annuity" under Section 403(b) of the Internal Revenue Code (the "Code"), it is subject to certain restrictions on redemption imposed by Section 403(b)(11) of the Code. (See "Tax-Sheltered Annuities.")

     Surrender payments may be taxable and in addition may be subject to a 10% tax penalty if before age 59 1/2. Consideration should be given to the tax implications of a surrender before making a surrender request, including a surrender in connection with a Qualified Plan.

SYSTEMATIC WITHDRAWALS


     Systematic Withdrawals, which are a specialized form of Partial Surrenders (see "Surrender (Redemption)"), are offered for both Qualified Plan Contracts and for Non-Qualified Contracts. The Owner may elect to take Systematic Withdrawals from Sub-Accounts by surrendering a specified dollar amount or percentage of cumulative purchase payments on a monthly, quarterly, semi-annual or annual basis. Systematic Withdrawals can be taken from Variable Account Contract Value and/or Fixed Account Contract Value, but are limited annually to 10% of total cumulative purchase payments made under the Contract. A Surrender Charge will be imposed on the amount of any Systematic Withdrawal, which is not a Free Surrender. (See "Surrender Charge (Contingent Deferred Sales Charge).") Systematic Withdrawals can be discontinued by the Owner at any time by notifying ReliaStar Life in writing.

     ReliaStar Life reserves the right to modify or discontinue offering Systematic Withdrawals; however, any such modification or discontinuation will not affect any Systematic Withdrawal programs already commenced. While ReliaStar Life does not currently charge a processing fee for Partial Surrenders under this program, it reserves the right to charge a processing fee not to exceed the lesser of 2% of the Systematic Withdrawal payment or $25.

     Systematic Withdrawals may be subject to tax, including a penalty tax, and you should consult with your tax advisor before requesting any Systematic Withdrawal. (See "Taxation of Annuities.")


     Contract Owners interested in participating in the Systematic Withdrawal program can obtain a separate application form and full information about the program and its restrictions from their registered representative.

TRANSFERS

     Before the Annuity Commencement Date, the Owner can transfer amounts between Sub-Accounts or from the Sub-Accounts to the Fixed Account. Subject to certain restrictions, amounts can also be transferred from the Fixed Account to the Sub-Accounts. Currently, these are our methods by which transfers may be made: in writing, by telephone or fax, by Dollar Cost Averaging and by Portfolio Rebalancing.

WRITTEN TRANSFERS

     BEFORE THE ANNUITY COMMENCEMENT DATE -- Before the Annuity Commencement Date the Owner may request a transfer in writing, subject to any conditions or charges the Investment Funds whose shares are involved may impose, of all or part of a Sub-Account's value to other Sub-Accounts or to the Fixed Account. The transfer will be made on the first Valuation Date after the request for such a transfer is received by ReliaStar Life. Before the Annuity Commencement Date, transfers may also be made from the Fixed Account to the Variable Account, provided, that

     o transfers may only be made during the period starting 30 days before and ending 30 days after the Contract Anniversary, and only one transfer may be made during each such period,

     o no more than 50% of the Fixed Account Contract Value may be the subject of any such transfer (unless the balance, after such transfer, would be less than $1,000, in which case the full Fixed Account Contract Value may be transferred), and


     o such transfer must involve at least $500 (or the total Fixed Account Contract Value, if less).

     Currently, there is no charge for a transfer other than any charge that may be made by the Funds. The Company reserves the right, however, to charge a transfer fee not to exceed $25 per transfer and to limit the number of transfers. For contracts with $1 million of initial premium or more that are sold under the provisions of a special rider, there is no limit on the number of transfers allowed in each Contract Year, and the Company will not charge a transfer fee.

     AFTER THE ANNUITY COMMENCEMENT DATE -- After the Annuity Commencement Date, an Annuitant who has selected Variable Annuity Payments can request transfer of Annuity Unit values in the same manner and subject to the same requirements as for an Owner-transfer of Sub-Account Accumulation Unit values.

     No transfers may be made to or from the Fixed Account after the Annuity Commencement Date.


     The conditions applicable to Written Transfers also apply to Telephone/Fax Transfers, Dollar Cost Averaging Transfers, and Portfolio Rebalancing.

     TELEPHONE/FAX INSTRUCTIONS -- An Owner is allowed to enter the following types of instructions either by telephone or by fax if he or she completes a telephone/fax instruction authorization form:

     o    transfers between funds,

     o    surrenders,

     o    changes of allocations among fund options,

     o    change of source funds for systematic withdrawals, and

     o    change of source funds for variable annuitization payouts.

     If you complete the telephone/fax form, you thereby agree that ReliaStar Life will not be liable for any loss, liability, cost or expense when it acts in accordance with the telephone/fax instructions received. If a telephone/fax transaction, is later determined not to have been made by you or was made without your authorization, and a loss results, you bear the risk of this loss. Any fax requests are considered telephone requests and are bound by the conditions in the telephone/fax authorization form. Any fax request should include your name, daytime telephone number, Contract number and the names of the Sub-Accounts from which and to which money will be transferred or withdrawn and the allocation percentage. ReliaStar Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event ReliaStar Life does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

     DOLLAR COST AVERAGING TRANSFERS -- You can direct ReliaStar Life to automatically transfer a fixed dollar amount or a specified percentage of Sub-Account Value to any one or more other Sub-Accounts or to the Fixed Account. No transfers from the Fixed Account are permitted under this service. Transfers may be made on a monthly, quarterly, semi-annual or annual basis. This service is intended to allow you to utilize "Dollar Cost Averaging," a long-term investment method which provides for regular, level investments over time. ReliaStar Life makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. You can discontinue Dollar Cost Averaging at any time by notifying ReliaStar Life in writing. Contract Owners interested in Dollar Cost Averaging can obtain an application form and full information concerning this service and its restrictions from their registered representatives.

     ReliaStar Life reserves the right to modify or discontinue offering Dollar Cost Averaging. Any such modification or discontinuation would not affect Dollar Cost Averaging transfer programs already commenced. Although ReliaStar Life currently charges no fees for transfers made under the Dollar Cost Averaging program, it reserves the right to charge a processing fee for Dollar Cost Averaging transfers not to exceed $25 per transfer.

     PORTFOLIO REBALANCING SERVICE -- You may request this service if your Contract Value is at least $25,000. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation among Sub-Accounts of the Variable Account. You may also have your allocation of future premium payments changed to be equal to this specified percentage allocation. Transfers made under this service may be made on a quarterly, semi-annual, or annual basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives. This service can be discontinued if your Contract falls below $10,000.

     You can discontinue Portfolio Rebalancing at any time by notifying ReliaStar Life in writing. Contract Owners interested in Portfolio Rebalancing can obtain an application form and full information concerning this service and its restrictions from their registered representatives. ReliaStar Life reserves the right to modify or discontinue offering Portfolio Rebalancing. Although ReliaStar Life currently charges no fees for transfers made under the Portfolio Rebalancing program, it reserves the right to charge a processing fee for Portfolio Rebalancing transfers not to exceed $25 per transfer.

ASSIGNMENTS

     If the Contract is issued pursuant to or in connection with a Qualified Plan, it cannot be sold, transferred, pledged or assigned to any person or entity other than ReliaStar Life. In other circumstances, an assignment of the Contract is permitted, but only before the Annuity Commencement Date, by giving ReliaStar Life the original or a certified copy of the assignment. ReliaStar Life shall not be bound by any assignment until it is actually received by ReliaStar Life and shall not be responsible for the validity of any assignment. Any payments made or actions taken by ReliaStar Life before ReliaStar Life actually receives any assignment shall not be affected by the assignment.

CONTRACT OWNER AND BENEFICIARIES

     Unless someone else is named as the Owner in the application for the Contract, the applicant is the Owner of the Contract and before the Annuity Commencement Date may exercise all of the Owner's rights under the Contract. No more than two (2) natural persons may be named as Owner.

     The Owner may name a Beneficiary and a Successor Beneficiary. In the event an Owner dies before the Annuity Commencement Date, the Beneficiary shall receive a Death Benefit as provided in the Contract. In the event an Owner dies on or after the Annuity Commencement Date, the Beneficiary, if the Annuity Form in effect at the Owner's death so provides, may continue receiving payments, be paid a lump sum, or be paid nothing. If the Beneficiary or Successor Beneficiary is not living on the date payment is due or if no Beneficiary or Successor Beneficiary has been named, the Owner's estate will receive the applicable proceeds.

     A person named as an Annuitant, a Beneficiary or a Successor Beneficiary shall not be entitled to exercise any rights relating to the Contract or to receive any payments or settlements under the Contract or any Annuity Form, unless such person is living on the earlier of (a) the day due proof of death of the Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by ReliaStar Life or (b) the tenth day after the death of the Owner, the Annuitant or the Beneficiary, whichever is applicable.

     Unless different arrangements have been made with ReliaStar Life by the Owner, if more than one Beneficiary is entitled to payments from ReliaStar Life the payments shall be in equal shares.


     Before the Annuity Commencement Date, the Owner may change the Annuitant, the Beneficiary or the Successor Beneficiary by giving ReliaStar Life written notice of the change, but the change shall not be effective until actually received by ReliaStar Life. Upon receipt by ReliaStar Life of a notice of change, the change will be effective as of the date it was signed but shall not affect any payments made or actions taken by ReliaStar Life before ReliaStar Life received the notice, and ReliaStar Life shall not be responsible for the validity of any change.


CONTRACT INQUIRIES

     Inquiries regarding a Contract may be made by writing to the ReliaStar Life Insurance Company, Variable Annuity Administration Center, Route 4300, P.O. Box 59218, Minneapolis, Minnesota 55459-0218, or by calling 1-800-621-3750.


                              ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE


     The Owner selects the Annuity Commencement Date, which must be the first day of a month, when making application for the Contract. The date will be the first day of the month following the Annuitant's 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar Life. The earliest Annuity Commencement Date is the issue date. However, if the Annuity Commencement Date selected by the Owner does not occur on a Valuation Date at least 60 days after the date on which the Contract was issued, ReliaStar Life reserves the right to adjust the Annuity Commencement Date to the first Valuation Date after the Annuity Commencement Date selected by the Owner which is at least 60 days after the Contract issue date. If the Annuity Commencement Date occurs before the second Contract Anniversary, ReliaStar Life will deduct Surrender Charges. (See "Surrender Charge (Contingent Deferred Sales Charge).") The latest Annuity Commencement Date is the later of the Annuitant's age 85 or 10 years after the Contract isssue date.


     The Owner may change an Annuity Commencement Date selection by written notice received by ReliaStar Life at least 30 days before both the Annuity Commencement Date currently in effect and the New Annuity Commencement Date. The new date selected must satisfy the requirements for an Annuity Commencement Date.

ANNUITY FORM SELECTION

     The Owner may select a Variable Annuity Form, a Fixed Annuity Form, or both, with payments starting at the Annuity Commencement Date when making application for the Contract. Thereafter, the Owner may change the Annuity Form(s) by written notice received by ReliaStar Life before the Annuity Commencement Date. If no election has been made before the Annuity Commencement Date, ReliaStar Life will apply the Fixed Account Contract Value to provide a Fixed Annuity and the Variable Account Contract Value to provide a Variable Annuity, both in the form of a Life Annuity with Payments Guaranteed for 10 years (120 months), which shall be automatically effective.

ANNUITY FORMS

     Variable Annuity Payments and Fixed Annuity Payments are available in any of the following Annuity Forms:

     LIFE ANNUITY -- An annuity payable on the first day of each month during the Annuitant's life, starting with the first payment due according to the Contract. Payments cease with the payment made on the first day of the month in which the Annuitant's death occurs. IT WOULD BE POSSIBLE UNDER THIS ANNUITY FORM FOR THE ANNUITANT TO RECEIVE ONLY ONE PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT, ONLY TWO PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT, ETC.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS (120 MONTHS) OR 20 YEARS (240 MONTHS) -- An annuity payable on the first day of each month during the Annuitant's life, starting with the first payment due according to the Contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first day of the month in which the Annuitant's death occurs. If all of the guaranteed payments have not been made before the Annuitant's death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

     JOINT AND FULL SURVIVOR ANNUITY -- An annuity payable on the first day of each month during the Annuitant's life and the life of a named person (the "Joint Annuitant"), starting with the first payment due according to the Contract. Payments will continue while either the Annuitant or the Joint Annuitant is living and cease with the payment made on the first day of the month in which the death of the Annuitant or the Joint Annuitant, whichever lives longer, occurs. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS ANNUITY FORM. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVOR OF THE ANNUITANT AND THE JOINT ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     ReliaStar Life also has other annuity forms available and information about them can be obtained by writing to ReliaStar Life.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

     Annuity payments will be paid as monthly installments, unless the Annuitant and ReliaStar Life agree to a different payment schedule. However, if the Contract Value at the Annuity Commencement Date is less than $5,000, ReliaStar Life may pay the Contract Value in a single sum and the Contract will be canceled. Also if a monthly payment would be or become less than $50, ReliaStar Life may change the frequency of payments to intervals that will result in payments of at least $50 each. The minimum frequency and amount of annuity payments or the minimum Contract Value required for annuity payments may vary by state.

ANNUITY PAYMENTS

     The amount of the first fixed annuity payment is determined by applying the Contract Value to be used for a fixed annuity at the Annuity Commencement Date to the annuity table in the Contract for the fixed Annuity Form selected. The table shows the amount of the initial annuity payment for each $1,000 applied and all subsequent payments shall be equal to this amount. The amount of the first variable annuity payment is determined by applying the Contract Value to be used for a variable annuity at the Annuity Commencement Date to the annuity table in the Contract for the Annuity Form selected.

     Subsequent variable annuity payments vary in amount in accordance with the investment performance of the applicable Sub-Account. Assuming annuity payments are based on the unit values of a single Sub-Account, the dollar amount of the first annuity payment, determined as set forth above, is divided by the Sub-Account Annuity Unit Value as of the Annuity Commencement Date to establish the number of Variable Annuity Units representing each annuity payment. This number of Variable Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of the second and each subsequent payment is determined by multiplying the fixed number of Variable Annuity Units by the Sub-Account Annuity Unit Value for the Valuation Period with respect to which the payment is due. If the monthly payment is based upon the Annuity Unit Values of more than one Sub-Account, the foregoing procedure is repeated for each applicable Sub-Account and the sum of the payments based on each Sub-Account is the amount of the monthly annuity payment.


     The Annual Contract Charge is deducted in equal installments from each annuity payment. When a fixed annuity payment is made in conjunction with a variable annuity payment, an Annual Contract Charge is assessed against each type of payment and is deducted in equal installments from each annuity payment. Premium taxes payable to any governmental entity will be charged against the Contracts. (See "Premium and Other Taxes.")


     The annuity tables in the Contracts are based on the annuity mortality table as defined in the Contract.

     ReliaStar Life guarantees that the dollar amount of each variable annuity payment after the first payment will not be affected by variations in expenses (including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payment.

SUB-ACCOUNT ANNUITY UNIT VALUE


     A Sub-Account's Variable Annuity Units will initially be valued at $10 each at the time Accumulation Units with respect to the Sub-Account are first converted into Variable Annuity Units. The Sub-Account Annuity Unit Value for any subsequent Valuation Period is determined by multiplying the Sub-Account Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the Valuation Period for which the Sub-Account Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 4% per annum built into the annuity tables contained in the Contracts. (See "Net Investment Factor.")


ASSUMED INVESTMENT RATE

     An assumed investment rate is built into the annuity tables contained in the Contracts. If the actual net investment rate on the assets of the Variable Account is the same as the assumed investment rate, variable annuity payments will remain level. If the actual net investment rate exceeds the assumed investment rate, variable annuity payments will increase and conversely, if it is less than the assumed investment rate the payments will decrease.


                               FEDERAL TAX STATUS

INTRODUCTION

     THIS DISCUSSION IS GENERAL AND NOT INTENDED AS TAX ADVICE. The discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract.

     The Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). The Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Internal Revenue Code (the "Code").

     The ultimate effect of Federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the age and the tax and employment status of the individual concerned, the type of retirement plan, and on ReliaStar Life's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract.

     This discussion is based on ReliaStar Life's understanding of Federal Income Tax Laws as currently interpreted. No representation is made regarding the likelihood of the continuation of the present Federal Income Tax Laws or the current interpretations by the Internal Revenue Service ("IRS"). No attempt is made to consider any applicable state or other tax laws.

     The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.

TAX STATUS OF THE CONTRACT

   DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Code provides that separate account investments underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each of the Investment Funds, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. Although ReliaStar Life does not have control over the Investment Funds in which the Variable Account invests, ReliaStar Life expects that each Investment Fund in which the Variable Account owns shares will meet the diversification requirements and that the Contract will be treated as an annuity contract under the Code.

     The Treasury has also announced that the diversification regulations do not provide guidance concerning the extent to which Owners may direct their investments to particular Sub-Accounts of a variable account or how concentrated the investments of the Investment Funds underlying a variable account may be. The number of underlying investment options available under a variable product may also be relevant in determining whether the product qualifies for the desired tax treatment. It is possible that if additional rules, regulations or guidance in this regard are issued, the Contract may need to be modified to comply with such additional rules or guidance. For these reasons, ReliaStar Life reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Investment Funds or otherwise to qualify the Contract for favorable tax treatment.

   REQUIRED DISTRIBUTIONS

     NON-QUALIFIED CONTRACTS -- In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any Owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary" is the person designated by such owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is not an individual, any change in the primary Annuitant is treated as a change of Owner for tax purposes.

     The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. ReliaStar Life intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

   IN GENERAL

     Section 72 of the Code governs taxation of annuities in general. ReliaStar Life believes that an Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial surrenders and complete surrenders) or as annuity payments under the Annuity Form selected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or annuity) is taxable as ordinary income.

     The Owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the net surrender value over the "investment in the contract" during the taxable year. ReliaStar Life restricts ownership of Non-Qualified Contracts to no more than two natural persons.

     The following discussion generally applies to Contracts owned by natural persons.

   SURRENDERS

     In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract." The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Contract which was not excluded from the individual's gross income.

     NON-QUALIFIED CONTRACTS -- In the case of a surrender from a Non-Qualified Contract before the Annuity Commencement Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the Contract Value exceeds the "investment in the contract" at that time. Any additional amount surrendered is not taxable.

     QUALIFIED CONTRACTS -- In the case of a surrender from a Qualified Contract, under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. For Qualified Contracts the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

     A Federal penalty tax may apply to certain surrenders. (See "Penalty Tax on Certain Distributions".)

   ANNUITY PAYMENTS

     Although tax consequences may vary depending on the Annuity Form selected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Contract Value exceeds the investment in the Contract will be taxed. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the amount of his or her investment in the contract. For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the Contract, and thereafter the full amount or each annuity payment is taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

     Amounts may be distributed from a Contract because of the death of an Owner or an Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

PENALTY TAX ON CERTAIN DISTRIBUTIONS

     In the case of a distribution pursuant to a Non-Qualified Contract, a Federal penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o made on or after the death of the holder (a holder is considered an Owner) (or if the holder is not an individual, the death of the primary annuitant);

     o    attributable to the taxpayer's becoming disabled;

     o a part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

     o made under an annuity contract that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and

     o made under certain annuities issued in connection with structured settlement agreements.

     Other tax penalties may apply to certain distributions under a Qualified Contract, as well as to certain contributions to, loans from, and other circumstances, applicable to the Qualified Plan of which the Qualified Contract is part.

POSSIBLE CHANGES IN TAXATION

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Policy.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

     A transfer of ownership or assignment of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

WITHHOLDING

     Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Effective January 1, 1993, distributions from certain qualified plans are generally subject to mandatory withholding. Withholding for Contracts issued to retirement plans established under Section 401 of the Code is the responsibility of the plan trustee.

MULTIPLE CONTRACTS

     Section 72(e)(11) of the Code treats non-qualified deferred annuity contracts issued by ReliaStar Life (or its affiliates) to the same Owner during any calendar year as one annuity contract for purposes of determining the amount includible in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity contract.

TAXATION OF QUALIFIED PLANS

     The Contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in these Qualified Plans vary according to the type of plan and the terms of the plan itself. Favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences can result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Contract Owners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these Qualified Plans will be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contracts issued in connection with the plans. ReliaStar Life is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless ReliaStar Life consents. Brief descriptions follow of the various types of Qualified Plans in connection with a Contract.

   PENSION AND PROFIT SHARING PLANS

     Section 401(a) of the Code permits employers and self-employed persons to establish various types of retirement plans for employees. Such retirement plans may permit the purchaser of the Contract to provide benefits under the plans. Persons intending to use the Contract with such plans should seek competent advice.

   INDIVIDUAL RETIREMENT ANNUITIES

     Section 408 and 408A of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". All IRAs are subject to limits on the amount that may be contributed, the persons who are eligible, and on the time when distributions may commence.

     TRADITIONAL IRAs -- Section 408 of the Code governs "traditional" IRAs. Subject to certain income limits, contributions to a traditional IRA may be tax deductible. Distributions from a traditional IRA, if attributable to deductible contributions, are generally subject to income tax. Distributions must begin in the year the Contract owner reaches age 701/2 for the traditional IRA, but not for the Roth IRA (see below). Distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into a traditional IRA.

     ROTH IRAs -- Section 408A of the Code permits individuals to contribute to a special type of IRA called a Roth IRA. The IRA must be designated as a "Roth IRA" at the time it is established, in accordance with IRS rules. Contributions to a Roth IRA are not deductible. If certain conditions are met, qualified distributions from a Roth IRA are tax free. Subject to special limitations, a distribution from a traditional IRA or another Roth IRA may be rolled over to a Roth IRA.

     Sales of a Contract for use with traditional or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRS qualification requirements.

   TAX SHELTERED ANNUITIES

     Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of elective contributions and earnings on those contributions; and Distribution may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

POSSIBLE CHARGE FOR RELIASTAR'S TAXES

     At the present time, ReliaStar Life makes no charge to the Sub-Accounts for any Federal, state, or local taxes that ReliaStar Life incurs which may be attributable to such Sub-Accounts or to the Contracts. ReliaStar Life, however, reserves the right in the future to make a charge for any such tax laws that it determines to be properly attributable to the Sub-Accounts or the Contracts.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect ReliaStar Life's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.


                              VOTING OF FUND SHARES

     As long as the Variable Account is registered as a unit investment trust under the Investment Company Act of 1940 and the assets of the Variable Account are allocated to Sub-Accounts that are invested in Investment Fund shares, the Investment Fund shares held in the Sub-Accounts will be voted by ReliaStar Life in accordance with instructions received from the person having voting interests under the Contracts as described below. If ReliaStar Life determines pursuant to applicable law or regulation that Investment Fund shares held in the Sub-Accounts and attributable to the Contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then ReliaStar Life may vote such Investment Fund shares held in the Sub-Accounts in its own right.

     Before the Annuity Commencement Date, the Owner shall have the voting interest with respect to the Investment Fund shares attributable to the Contract. On and after the Annuity Commencement Date, the person then entitled to receive annuity payments shall have the voting interest with respect to the Investment Fund shares. Such voting interest will generally decrease during the annuity payout period.

     Any Investment Fund shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners having a voting interest in the Investment Fund. Any Investment Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Investment Fund in proportion to each account's voting interest in the respective Investment Fund and will be voted in the same manner as are the respective account's vote.

     All Investment Fund proxy material will be sent to persons having voting interests together with appropriate forms which may be used to give voting instructions. Persons entitled to voting interests and the number of votes which they may cast shall be determined as of a record date, to be selected by ReliaStar Life, not more than 90 days before the meeting of the applicable Fund.

     Persons having voting interests under the Contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of ReliaStar Life.


                          DISTRIBUTION OF THE CONTRACTS

     The Contracts will be distributed by the General Distributor, Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401, which is an affiliate of ReliaStar Life. The Contracts will be sold by licensed insurance agents in those states where the Contracts can be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. Commissions and other distribution compensation will be paid by ReliaStar Life. Generally such payments will not exceed 7.5% of the purchase payments. In some cases a trail commission based on the Contract Value may also be paid.

                                   REVOCATION

     The Contract Owner may revoke the contract at any time between the date of Application and the date 10 days after receipt of the Contract and receive a refund of the Contract Value unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be for a return of purchase payments. In order to revoke the Contract, it must be mailed or delivered to ReliaStar Life's Contract Administrator at the mailing address shown below or the agent through whom it was purchased. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract written notice must be mailed or delivered to:

                        ReliaStar Life Insurance Company
                        c/o Variable Annuity Administration Center
                        Route 4300
                        P.O. Box 59218
                        Minneapolis, MN 55429-0218

     The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by ReliaStar Life.


                                REPORTS TO OWNERS

     ReliaStar Life will mail to the Contract Owner, at the last known address of record at the home office of ReliaStar Life, at least annually after the first Contract Year, a report containing such information as may be required by any applicable law or regulation and a statement showing the Contract Value.


     To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you or other persons in your household have more than one Contract. Call 1-800-621-3750 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports.



                             PREPARING FOR YEAR 2000


     Like all financial services providers, ReliaStar Life utilizes systems that may be affected by Year 2000 transition issues and it relies on service providers, including the Funds, that also may be affected. ReliaStar Life has developed, and is in the process of implementing, a Year 2000 transition plan, and is confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on ReliaStar Life. However, as of the date of this prospectus, it is not anticipated that Contract owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. ReliaStar Life currently anticipates that its systems will be Year 2000 compliant by the end of the second quarter of 1999, but there can be no assurance that it will be successful, or that interaction with other service providers will not impair ReliaStar's services at that time.



                                LEGAL PROCEEDINGS


     ReliaStar Life and its affiliates, like other life insurance companies, are involved in lawsuits, which may include class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, ReliaStar Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or upon ReliaStar Life.

                        FINANCIAL STATEMENTS AND EXPERTS


     The annual financial statements of ReliaStar Select Variable Account as of December 31, 1998 and for each of the two years in the period then ended are included in the Statement of Additional Information. The annual financial statements of ReliaStar Life Insurance Company are incorporated by reference in the Statement of Additional Information. The financial statements for the Variable Account and Reliastar Life have been audited by Deloitte & Touche, independent auditors, as stated in their reports which are included or incorporated by reference and have been so included or incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.



                               FURTHER INFORMATION

     A Registration Statement under the Securities Act of 1933 has been filed with the Securities and Exchange Commission, with respect to the Contracts described herein. The Prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, ReliaStar Life and the Contracts. The information so omitted may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fee prescribed by the Commission, or examined there without charge. Statements contained in this Prospectus as to the provisions of the Contracts and other legal documents are summaries, and reference is made to the documents as filed with the Commission for a complete statement of the provisions thereof.


     INFORMATION ABOUT THE FIXED ACCOUNT CAN BE FOUND IN APPENDIX A, AND CONDENSED FINANCIAL INFORMATION CAN BE FOUND IN APPENDIX B.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


Introduction ...........................................................   SAI-2

Administration of the Contracts ........................................   SAI-2

Custody of Assets ......................................................   SAI-2

Independent Auditors ...................................................   SAI-2

Distribution of the Contracts ..........................................   SAI-2

Calculation of Yield and Return ........................................   SAI-3

Financial Statements ...................................................  SAI-16


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If you would like to receive a copy of the ReliaStar Select Variable Account Statement of Additional Information, please call 1-800-621-3750 or return this request to:

RELIASTAR LIFE INSURANCE COMPANY
VARIABLE ANNUITY ADMINISTRATION CENTER
ROUTE 4300
P.O. BOX 59218
MINNEAPOLIS, MN 55429-0218


Your name ______________________________________________________________________


Address ________________________________________________________________________


City _____________________________  State ___________________  Zip _____________

Please send me a copy of the ReliaStar Select Variable Account Statement of Additional Information.

--------------------------------------------------------------------------------

     NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR ACCOMPANYING INVESTMENT FUND PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OTHER THAN THE REGISTERED SECURITIES TO WHICH IT RELATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

                                   APPENDIX A

                                THE FIXED ACCOUNT


     CONTRIBUTIONS UNDER THE FIXED PORTION OF THE CONTRACT AND TRANSFERS TO THE FIXED PORTION BECOME PART OF THE GENERAL ACCOUNT OF RELIASTAR LIFE (THE "FIXED ACCOUNT"), WHICH SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. INTERESTS IN THE FIXED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") NOR IS THE FIXED ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTEREST THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACT AND RELIASTAR LIFE HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION OF THE CONTRACT. DISCLOSURES REGARDING THE FIXED PORTION OF THE ANNUITY CONTRACT AND THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

     The Fixed Account is made up of all of the general assets of ReliaStar Life other than those allocated to any separate account. Purchase payments will be allocated to the Fixed Account as elected by the Owner at the time of purchase or as subsequently changed. ReliaStar Life will invest the assets of the Fixed Account in those assets chosen by ReliaStar Life and allowed by applicable law.


     ReliaStar Life guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the Contract. ReliaStar Life may credit interest at a rate in excess of 3% per year; however, ReliaStar Life is not obligated to do so. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF RELIASTAR LIFE. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

                                   APPENDIX B

           PERFORMANCE INFORMATION AND CONDENSED FINANCIAL INFORMATION

PERFORMANCE INFORMATION


     From time to time, ReliaStar Life may advertise or include in sales literature yields, effective yields, and total returns for the available Sub-Accounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE.


     Yields, effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding portfolios of the Investment Funds. The performance in part reflects the Investment Funds' expenses. See the prospectuses for the Investment Funds.

     The yield of the Sub-Account investing in Fidelity's VIP Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


     The yield of a Sub-Account (except the Money Market Sub-Account investing in Fidelity's VIP Money Market Portfolio) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     Total returns generally will be presented in "standardized" format. This means, among other things, that performance will be shown from the date of inception of the Variable Account, or, if later, the inception date of the applicable Investment Fund. In some instances, "non-standardized" returns may be shown from prior to the inception date of the Variable Account. Non-standardized information will be accompanied by standardized information.

     When a Sub-Account has been in operation for one, five, and ten years, respectively, the average annual total return for these periods will be provided. For periods prior to the date the Sub-Account commenced operations, performance information for Contracts funded by the Sub-Accounts will be calculated based on the performance of the Investment Funds' portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Investment Funds' portfolios, with the level of Contract charges that were in effect at the inception of the Sub-Accounts for the Contracts.

     ReliaStar Life may, from time to time, also disclose yield and total returns for the portfolios of the Investment Funds, including such disclosure for periods prior to the dates the Sub-Accounts commenced operations.


     ReliaStar Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs or charts.


     Advertising and sales literature may compare the performance of each Sub-Account to the Standard & Poor's Composite Index of 500 Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     Each Sub-Account may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

SUB-ACCOUNT ACCUMULATION UNIT VALUES

     The following table shows, for each Sub-Account of the Variable Account, the value of a Sub-Account Accumulation Unit as they are invested in portfolios at the dates shown, and the total number of Sub-Account Accumulation Units outstanding at the end of each period:


                                                                         YEAR ENDED DECEMBER 31
                                                     --------------------------------------------------------------
             SUB-ACCOUNT INVESTING IN                   1998         1997         1996         1995         1994
             ------------------------                ----------   ----------   ----------   ----------   ----------
THE ALGER AMERICAN FUND:
 ALGER AMERICAN GROWTH PORTFOLIO
 (Since August 8, 1997)
 Beginning of period .............................   $   9.8005   $  10.0000           --           --           --
 End of period ...................................   $  14.3117   $   9.8005           --           --           --
 Units outstanding at end of period ..............      651,530       63,728           --           --           --
 ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
 (Since August 8, 1997)
 Beginning of period .............................   $   9.7711   $  10.0000           --           --           --
 End of period ...................................   $  12.5561   $   9.7711           --           --           --
 Units outstanding at end of period ..............      204,638       59,897           --           --           --
 ALGER AMERICAN SMALL CAPITALIZATION
  PORTFOLIO
 (Since August 8, 1997)
 Beginning of period .............................   $  10.0159   $  10.0000           --           --           --
 End of period ...................................   $  11.4116   $  10.0159           --           --           --
 Units outstanding at end of period ..............      254,748       73,647           --           --           --
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
 VIP EQUITY-INCOME PORTFOLIO
 (Since January 6, 1994)
 Beginning of period .............................   $  19.9442   $  15.7861   $  14.0081   $  10.5139   $  10.0000
 End of period ...................................   $  21.9558   $  19.9442   $  15.7861   $  14.0081   $  10.5139
 Units outstanding at end of period ..............    4,241,041    3,998,716    3,108,409    1,874,623      709,023
 VIP GROWTH PORTFOLIO
 (Since January 6, 1994)
 Beginning of period .............................   $  18.1281   $  14.8863   $  13.1611   $   9.8584   $  10.0000
 End of period ...................................   $  24.9380   $  18.1281   $  14.8863   $  13.1611   $   9.8584
 Units outstanding at end of period ..............    2,946,876    2,789,628    2,484,915    1,527,407      747,558
 VIP HIGH INCOME PORTFOLIO
 (Since January 6, 1994)
 Beginning of period .............................   $  14.9486   $  12.8821   $  11.4563   $   9.6317   $  10.0000
 End of period ...................................   $  14.1041   $  14.9486   $  12.8821   $  11.4563   $   9.6317
 Units outstanding at end of period ..............    1,879,281    1,472,019    1,104,232      608,287      239,723
 VIP MONEY MARKET PORTFOLIO
 (Since January 6, 1994)
 Beginning of period .............................   $  11.6055   $  11.1555   $  10.7316   $  10.2767   $  10.0000
 End of period ...................................   $  12.0719   $  11.6055   $  11.1555   $  10.7316   $  10.2767
 Units outstanding at end of period ..............    2,569,427    2,122,382    1,558,218    1,002,405      427,592

                                                                               YEAR ENDED DECEMBER 31
                                                           --------------------------------------------------------------
               SUB-ACCOUNT INVESTING IN                       1998         1997         1996         1995         1994
               ------------------------                    ----------   ----------   ----------   ----------   ----------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
 VIP II CONTRAFUND PORTFOLIO
 (Since May 1, 1995)
 Beginning of period ...................................   $  17.7248   $  14.4777   $  12.1031   $  10.0000           --
 End of period .........................................   $  22.7206   $  17.7248   $  14.4777   $  12.1031           --
 Units outstanding at end of period ....................    3,002,878    2,297,899    1,419,399      440,844           --
 VIP II INDEX 500 PORTFOLIO
 (Since January 6, 1994)
 Beginning of period ...................................   $  21.3328   $  16.3012   $  13.4594   $   9.9476   $  10.0000
 End of period .........................................   $  26.9978   $  21.3328   $  16.3012   $  13.4594   $   9.9476
 Units outstanding at end of period ....................    2,817,908    1,881,104    1,010,296      314,004       89,274
 VIP II INVESTMENT GRADE BOND PORTFOLIO
 (Since January 6, 1994)
 Beginning of period ...................................   $  12.0011   $  11.1581   $  10.9662   $   9.4774   $  10.0000
 End of period .........................................   $  12.8823   $  12.0011   $  11.1581   $  10.9662   $   9.4774
 Units outstanding at end of period ....................    1,152,135      711,350      709,332      668,429      306,289
JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO
 (Since August 8, 1997)
 Beginning of period ...................................   $  10.8997   $  10.0000           --           --           --
 End of period .........................................   $  14.4318   $  10.8997           --           --           --
 Units outstanding at end of period ....................      121,462       47,593           --           --           --
 GROWTH PORTFOLIO
 (Since August 8, 1997)
 Beginning of period ...................................   $  10.1310   $  10.0000           --           --           --
 End of period .........................................   $  13.5540   $  10.1310           --           --           --
 Units outstanding at end of period ....................      922,227       64,297           --           --           --
 INTERNATIONAL GROWTH PORTFOLIO
 (Since August 8, 1997)
 Beginning of period ...................................   $   9.5723   $  10.0000           --           --           --
 End of period .........................................   $  11.0672   $   9.5723           --           --           --
 Units outstanding at end of period ....................      435,553      150,857           --           --           --
 WORLDWIDE GROWTH PORTFOLIO
 (Since August 8, 1997)
 Beginning of period ...................................   $   9.7821   $  10.0000           --           --           --
 End of period .........................................   $  12.4373   $   9.7821           --           --           --
 Units outstanding at end of period ....................    2,148,224      590,783           --           --           --

                                                              YEAR ENDED DECEMBER 31
                                               ----------------------------------------------------
           SUB-ACCOUNT INVESTING IN              1998       1997       1996       1995       1994
           ------------------------            --------   --------   --------   --------   --------
NEUBERGER BERMAN ADVISERS
 MANAGEMENT TRUST ("AMT"):
 LIMITED MATURITY BOND PORTFOLIO
 (Since August 8, 1997)
 Beginning of period .......................   $10.1977   $10.0000         --         --         --
 End of period .............................   $10.4985   $10.1977         --         --         --
 Units outstanding at end of period ........    483,372     44,381         --         --         --
 PARTNERS PORTFOLIO
 (Since August 8, 1997)
 Beginning of period .......................   $10.2690   $10.0000         --         --         --
 End of period .............................   $10.5535   $10.2690         --         --         --
 Units outstanding at end of period ........  1,291,067    337,731         --         --         --
 SOCIALLY RESPONSIVE PORTFOLIO
 (Since April 30, 1999)
 Beginning of period .......................         --         --         --         --         --
 End of period .............................         --         --         --         --         --
 Units outstanding at end of period ........         --         --         --         --         --
NORTHSTAR GALAXY TRUST (NORTHSTAR):
 EMERGING GROWTH PORTFOLIO
 (Since January 3, 1995)
 Beginning of period .......................   $15.3827   $13.4910   $12.0224   $10.0000         --
 End of period .............................   $17.7950   $15.3827   $13.4910   $12.0224         --
 Units outstanding at end of period ........    323,803    261,038    143,393     38,118         --
 GROWTH + VALUE PORTFOLIO
 (Since January 3, 1995)
 Beginning of period .......................   $16.9801   $15.0172   $12.3714   $10.0000         --
 End of period .............................   $19.9820   $16.9801   $15.0172   $12.3714         --
 Units outstanding at end of period ........    595,830    613,041    376,557     16,298         --
 HIGH YIELD BOND PORTFOLIO
 (Since August 8, 1997)
 Beginning of period .......................   $10.3496   $10.0000         --         --         --
 End of period .............................   $10.0955   $10.3496         --         --         --
 Units outstanding at end of period ........    389,807     55,079         --         --         --
 INTERNATIONAL VALUE FUND PORTFOLIO
 (Since August 8, 1997)
 Beginning of period .......................   $10.0738   $10.0000         --         --         --
 End of period .............................   $11.6165   $10.0738         --         --         --
 Units outstanding at end of period ........    232,846     59,173         --         --         --
 RESEARCH ENHANCED INDEX PORTFOLIO
 (Since January 3, 1995)
 Beginning of period .......................   $13.6825   $12.7208   $11.3881   $10.0000         --
 End of period .............................   $13.4190   $13.6825   $12.7208   $11.3881         --
 Units outstanding at end of period ........    480,880    286,906    152,651     21,964         --

                                                                    YEAR ENDED DECEMBER 31
                                                --------------------------------------------------------------
           SUB-ACCOUNT INVESTING IN                1998         1997         1996         1995         1994
           ------------------------             ----------   ----------   ----------   ----------   ----------
OCC ACCUMULATION TRUST:
 EQUITY PORTFOLIO
 (Since August 8, 1997)
 Beginning of period ........................   $  10.6414   $  10.0000           --           --           --
 End of period ..............................   $  11.7390   $  10.6414           --           --           --
 Units outstanding at end of period .........      248,818       57,717           --           --           --
 GLOBAL EQUITY PORTFOLIO
 (Since August 8, 1997)
 Beginning of period ........................   $   9.4596   $  10.0000           --           --           --
 End of period ..............................   $  10.5687   $   9.4596           --           --           --
 Units outstanding at end of period .........       29,458       10,483           --           --           --
 MANAGED PORTFOLIO
 (Since August 8, 1997)
 Beginning of period ........................   $  10.0805   $  10.0000           --           --           --
 End of period ..............................   $  10.6494   $  10.0805           --           --           --
 Units outstanding at end of period .........    1,513,567      278,744           --           --           --
 SMALL CAP PORTFOLIO
 (Since August 8, 1997)
 Beginning of period ........................   $  10.1963   $  10.0000           --           --           --
 End of period ..............................   $   9.1478   $  10.1963           --           --           --
 Units outstanding at end of period .........      369,821       94,123           --           --           --
PUTNAM VARIABLE TRUST:
 PUTNAM VT GROWTH AND INCOME FUND -
  CLASS IA SHARES
 (Since January 6, 1994)
 Beginning of period ........................   $  19.6008   $  16.0091   $  13.3162   $   9.8762   $  10.0000
 End of period ..............................   $  22.3107   $  19.6008   $  16.0091   $  13.3162   $   9.8762
 Units outstanding at end of period .........    2,774,779    2,521,656    1,639,863      719,095      228,484
 PUTNAM VT NEW OPPORTUNITIES FUND -
  CLASS IA SHARES
 (Since May 1, 1995)
 Beginning of period ........................   $  17.6345   $  14.5039   $  13.3506   $  10.0000           --
 End of period ..............................   $  21.6313   $  17.6345   $  14.5039   $  13.3506           --
 Units outstanding at end of period .........    2,296,799    1,954,936    1,312,658      279,170           --
 PUTNAM VT VOYAGER FUND - CLASS IA SHARES
 (Since January 6, 1994)
 Beginning of period ........................   $  19.3572   $  15.5144   $  13.9272   $  10.0386   $  10.0000
 End of period ..............................   $  23.7408   $  19.3572   $  15.5144   $  13.9272   $  10.0386
 Units outstanding at end of period .........    3,502,135    3,036,855    2,244,324    1,090,262      338,970

                       STATEMENT OF ADDITIONAL INFORMATION


                                -----------------


              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                        RELIASTAR SELECT VARIABLE ACCOUNT
                                       AND
                        RELIASTAR LIFE INSURANCE COMPANY


     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus dated April 30, 1999 (the "Prospectus") relating to the Individual Deferred Variable/Fixed Annuity Contracts issued by ReliaStar Select Variable Account (the "Variable Account") and ReliaStar Life Insurance Company ("ReliaStar Life"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained from Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401.


     Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.


                                -----------------


                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Introduction ..........................................................    SAI-2

Administration of the Contracts .......................................    SAI-2

Custody of Assets .....................................................    SAI-2

Independent Auditors ..................................................    SAI-2

Distribution of the Contracts .........................................    SAI-2

Calculation of Yield and Return .......................................    SAI-3

Financial Statements ..................................................   SAI-16


                                -----------------

    The date of this Statement of Additional Information is April 30, 1999.


                                      SAI-1

INTRODUCTION

     The Individual Deferred Variable/Fixed Annuity Contracts described in the Prospectus are flexible purchase payment contracts. The Contracts are sold both as non-qualified contracts and/or in connection with retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" in the Prospectus.) Annuity payouts under the Contracts are deferred until a selected later date.


     Purchase payments may be allocated to one or more of the available Sub-Accounts of the Variable Account, a separate account of ReliaStar Life, and/or to the Fixed Account (which is the general account of ReliaStar Life). Purchase payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds (the "Investment Funds").

ADMINISTRATION OF THE CONTRACTS

     ReliaStar Life performs certain administrative functions ("Administrative Functions") relating to the Contracts and the Variable Account in Minneapolis, Minnesota. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of Contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the Contracts. ReliaStar Life receives no payment for performing any of the Administrative Functions. Prior to July 14, 1997, Continuum Administrative Services Corporation, Kansas City, Missouri ("CASC"), performed, by agreement, many of the Administrative Functions. For the years ended December 31, 1996 and 1997, ReliaStar Life paid fees to CASC under the agreement in the amounts of $638,881 and $700,208 respectively, in connection with administration of the Contracts.

CUSTODY OF ASSETS


     ReliaStar Life maintains custody of the assets of the Variable Account. As Custodian, Reliastar Life holds cash balances for the Variable Account pending investment in the Investment Funds or distribution. The Investment Fund shares owned by the Sub-accounts are reflected only on the records of the Funds, and are not issued in certificated form.


INDEPENDENT AUDITORS


     The annual financial statements of ReliaStar Select Variable Account, which are included in this Statement of Additional Information, and the Financial Statements of ReliaStar Life Insurance Company, which are incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche, independent auditors, as stated in their reports which are included or incorporated by reference herein, and have been so included or incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


DISTRIBUTION OF THE CONTRACTS

     The Contracts are distributed by the General Distributor, Washington Square Securities, Inc., which is a direct wholly-owned subsidiary of ReliaStar Financial Corp. and is an affiliate of ReliaStar Life. The Contracts will be sold by licensed insurance agents in those states where the Contracts can be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.


     For the years ended December 31, 1996, 1997, and 1998 the General Distributor was paid fees by ReliaStar Life with respect to distribution of the Contracts aggregating $666,703, $1,309,426, and $1,856,879, respectively.


     No deduction for a sales charge is made from the purchase payments for the Contracts. However, if part or all of a Contract's value is surrendered, surrender charges (which may be deemed to be contingent deferred sales charges) may be made by ReliaStar Life. The method used to determine the amount of such charge is described in the Prospectus under the heading "Charges Made By ReliaStar Life -- Surrender Charge (Contingent Deferred Sales Charge)."

CALCULATION OF YIELD AND RETURN

     CURRENT YIELD AND EFFECTIVE YIELD. Current yield and effective yield will be calculated only for the VIP Money Market Portfolio Sub-Account.

     The current yield is based on a seven-day period (the "base period") and is calculated by determining the "net change in value" on a hypothetical account having a balance of one Accumulation Unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return,


                                      SAI-2
and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. The effective yield is computed in a similar manner, except that the base period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

     Effective Yield = [(Base Period Return + 1) ] 365/7 - 1

     Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the VIP Money Market Portfolio, less daily expense and contract charges to the account) for the period, but will not include realized or unrealized gains or losses on its underlying fund shares.

     The VIP Money Market Portfolio Sub-Account's yield and effective yield will vary in response to any fluctuations in interest rates and expenses of the Sub-Account.

     The yield and effective yield of the Sub-Account for the seven day period ending December 31, 1998 were as follows:


     Yield:              3.63%
     Effective Yield:    3.69%


     STANDARDIZED YIELD. A standardized yield computation may be used for bond Sub-Accounts. The yield quotation will be based on a recent 30 day (or one month) period, and is computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price on the last day of the period according to the following formula:

     Yield = 2 [(a - b + 1) 6 - 1]
                 -----
                   cd

     Where:

     a = net investment earned during the period by the Fund or Portfolio attributable to shares owned by the Sub-Account.

     b = expenses accrued for the period (net of reimbursements).

     c = the average daily number of Accumulation Units outstanding during the period.

     d = the maximum offering price per Accumulation Unit on the last day of the period.

     Yield on each Sub-Account is earned from dividends declared and paid by the underlying Fund or Portfolio, which are automatically reinvested in Fund or Portfolio shares.

     AVERAGE ANNUAL TOTAL RETURNS. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

     Average annual total returns will be calculated using Sub-Account unit values which ReliaStar Life calculates on each Valuation Date based on the performance of the Sub-Account's underlying Portfolio, the deductions for the Mortality and Expense Risk Premiums, the Administration Charge, and the Annual Contract Charge. The calculation assumes that the Annual Contract Charge is $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average per dollar Annual Contract Charge attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Surrender Charge for any period less than six years. The total return will then be calculated according to the following formula:

     TR = ((ERV/P) 1/N) - 1

     Where:

     TR =  The average annual total return net of Sub-Account recurring charges.

     ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

     P =   a hypothetical initial payment of $1,000.


                                      SAI-3

     N =   the number of years in the period.

     Such average annual total return information for the Sub-Accounts is as follows:


                                                     FOR THE 1-YEAR    FOR THE 5-YEAR   FOR THE 10-YEAR     FOR THE PERIOD FROM
                                                      PERIOD ENDED      PERIOD ENDED      PERIOD ENDED      DATE OF INCEPTION OF
SUB-ACCOUNT                                             12/31/98          12/31/98          12/31/98      SUB-ACCOUNT TO 12/31/98
-----------                                          --------------    --------------   ---------------   ----------------------
Alger American Growth Portfolio                           40.56%            N/A              N/A                   25.64%
 (Sub-Account Inception: 8/8/97)
Alger American MidCap Growth Portfolio                    23.03%            N/A              N/A                   13.95%
 (Sub-Account Inception: 8/8/97)
Alger American Small Capitalization Portfolio              8.47%            N/A              N/A                    6.06%
 (Sub-Account Inception: 8/8/97)

Fidelity VIP Equity-Income Portfolio                       4.62%            N/A              N/A                   16.64%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP Growth Portfolio                             32.10%            N/A              N/A                   19.71%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP High Income Portfolio                       (11.12)%           N/A              N/A                    6.53%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP II Contrafund Portfolio                      22.72%            N/A              N/A                   24.32%
 (Sub-Account Inception: 5/1/95)
Fidelity VIP II Index 500 Portfolio                       21.09%            N/A              N/A                   21.66%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP II Investment Grade Bond Portfolio            1.88%            N/A              N/A                    4.55%
 (Sub-Account Inception: 1/6/94)

Janus Aggressive Growth Portfolio                         26.94%            N/A              N/A                   26.43%
 (Sub-Account Inception: 8/8/97)
Janus Growth Portfolio                                    28.32%            N/A              N/A                   20.65%
 (Sub-Account Inception: 8/8/97)
Janus International Growth Portfolio                      10.15%            N/A              N/A                    3.65%
 (Sub-Account Inception: 8/8/97)
Janus Worldwide Growth Portfolio                          21.68%            N/A              N/A                   13.15%
 (Sub-Account Inception: 8/8/97)

Neuberger Berman Advisers Management Trust
 Limited Maturity Bond Portfolio                          (2.52)%           N/A              N/A                   (0.39)%
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust
 Partners Portfolio                                       (2.70)%           N/A              N/A                    0.00%
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust
 Socially Responsive Portfolio**                            N/A             N/A              N/A                     N/A
 (Sub-Account Inception: 4/30/99)

Northstar Galaxy Trust Emerging Growth Portfolio*         10.21%            N/A              N/A                   14.73%
 (Sub-Account Inception: 1/3/95)
Northstar Galaxy Trust Growth + Value Portfolio           12.21%            N/A              N/A                   18.19%
 (Sub-Account Inception: 1/3/95)
Northstar Galaxy Trust High Yield Bond Portfolio          (6.27)%           N/A              N/A                   (3.30)%
 (Sub-Account Inception: 8/8/97)
Northstar Galaxy Trust International Value Portfolio       9.85%            N/A              N/A                    7.50%
 (Sub-Account Inception: 8/8/97)
Northstar Galaxy Trust Research Enhanced
 Index Portfolio*                                         (5.51)%           N/A              N/A                    6.67%
 (Sub-Account Inception: 1/3/95)



                                      SAI-4

                                          FOR THE 1-YEAR    FOR THE 5-YEAR     FOR THE 10-YEAR       FOR THE PERIOD FROM
                                           PERIOD ENDED      PERIOD ENDED        PERIOD ENDED       DATE OF INCEPTION OF
SUB-ACCOUNT                                  12/31/98          12/31/98            12/31/98       SUB-ACCOUNT TO 12/31/98
-----------                               --------------    --------------     ---------------    -----------------------
OCC Equity Portfolio***                         4.85%            N/A                N/A                      8.35%
 (Sub-Account Inception: 8/8/97)
OCC Global Equity Portfolio                     6.26%            N/A                N/A                      0.11%
 (Sub-Account Inception: 8/8/97)
OCC Managed Portfolio***                        0.18%            N/A                N/A                      0.69%
 (Sub-Account Inception: 8/8/97)
OCC Small Cap Portfolio***                    (15.75)%           N/A                N/A                    (10.27)%
 (Sub-Account Inception: 8/8/97)

Putnam VT Growth and Income Fund -
 Class IA Shares                                8.36%            N/A                N/A                     17.03%
 (Sub-Account Inception: 1/6/94)
Putnam VT New Opportunities Fund -
 Class IA Shares                               17.20%            N/A                N/A                     22.63%
 (Sub-Account Inception: 5/1/95)
Putnam VT Voyager Fund - Class IA Shares       17.18%            N/A                N/A                     18.52%
 (Sub-Account Inception: 1/6/94)


     From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Sub-Accounts commenced operations. Such performance information for the Sub-Accounts will be calculated based on the performance of the Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

     Such average annual total return information for the Sub-Accounts is as follows:


                                                 FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR      FOR THE PERIOD FROM
                                                  PERIOD ENDED     PERIOD ENDED      PERIOD ENDED    DATE OF INCEPTION OF FUND
SUB-ACCOUNT                                         12/31/98         12/31/98          12/31/98        PORTFOLIO TO 12/31/98
-----------                                      --------------   --------------   ---------------   -------------------------
Alger American Growth Portfolio                       40.56%           21.81%              N/A                 20.30%
 (Portfolio Inception: 1/9/89)
Alger American MidCap Growth Portfolio                23.03%           16.90%              N/A                 21.50%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio          8.47%           11.00%            18.16%                17.19%
 (Portfolio Inception: 9/21/88)

Fidelity VIP Equity-Income Portfolio                   4.62%           16.70%            13.98%                12.79%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio                         32.10%           19.65%            17.72%                15.69%
 (Portfolio Inception: 10/9/86)
Fidelity VIP High Income Portfolio                   (11.12)%           6.68%             9.48%                 9.52%
 (Portfolio Inception: 9/19/85)
Fidelity VIP II Contrafund Portfolio                  22.72%             N/A               N/A                 26.24%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                   21.09%           21.64%              N/A                 19.44%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio        1.88%            4.57%             6.81%                 6.79%
 (Portfolio Inception: 12/5/88)

Janus Aggressive Growth Portfolio                     26.94%           17.27%              N/A                 19.87%
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                                28.32%           19.33%              N/A                 18.82%
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                  10.15%             N/A               N/A                 16.73%
 (Portfolio Inception: 5/2/94)
Janus Worldwide Growth Portfolio                      21.68%           19.23%              N/A                 21.96%
 (Portfolio Inception: 9/13/93)


                                      SAI-5

                                                        FOR THE 1-YEAR  FOR THE 5-YEAR   FOR THE 10-YEAR      FOR THE PERIOD FROM
                                                         PERIOD ENDED    PERIOD ENDED      PERIOD ENDED    DATE OF INCEPTION OF FUND
SUB-ACCOUNT                                                12/31/98        12/31/98          12/31/98        PORTFOLIO TO 12/31/98
-----------                                             --------------  --------------   ---------------   -------------------------
Neuberger Berman Advisers Management Trust
 Limited Maturity Bond Portfolio                             (2.52)%          3.03%            5.26%                   6.37%
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust
 Partners Portfolio                                          (2.70)%           N/A              N/A                   17.60%
 (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust
 Socially Responsive Portfolio**                               N/A             N/A              N/A                     N/A
 (Portfolio Inception: 8/19/98)

Northstar Galaxy Trust Emerging Growth Portfolio*            10.21%            N/A              N/A                   12.76%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust Growth + Value Portfolio              12.21%            N/A              N/A                   16.00%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust High Yield Bond Portfolio             (6.27)%           N/A              N/A                    7.36%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust International Value Portfolio          9.85%            N/A              N/A                    7.50%
 (Portfolio Inception: 8/8/97)
Northstar Galaxy Research Enhanced
 Index Portfolio*                                            (5.51)%           N/A              N/A                    5.97%
 (Portfolio Inception: 5/6/94)

OCC Equity Portfolio***                                       4.85%          18.21%           15.89%                  15.35%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                                   6.26%            N/A              N/A                   13.50%
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio***                                      0.18%          17.08%           17.67%                  17.32%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio***                                  (15.75)%          6.42%           11.61%                  11.26%
 (Portfolio Inception: 8/1/88)

Putnam VT Growth and Income Fund -
  Class IA Shares                                             8.36%          17.02%           14.40%                  14.88%
 (Portfolio Inception: 2/1/88)
Putnam VT New Opportunities Fund -
  Class IA Shares                                            17.20%            N/A              N/A                   20.99%
 (Portfolio Inception: 5/2/94)
Putnam VT Voyager Fund - Class IA Shares                     17.18%          18.28%           18.47%                  16.96%
 (Portfolio Inception: 2/1/88)


     ReliaStar Life may also disclose average annual total returns for the Investment Fund's Portfolios since their inception, including such disclosure for periods prior to the date the Variable Account commenced operations.

     Such average annual total return information for the Portfolios of the Investment Funds is as follows:


                                                 FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR      FOR THE PERIOD FROM
                                                  PERIOD ENDED     PERIOD ENDED      PERIOD ENDED    DATE OF INCEPTION OF FUND
SUB-ACCOUNT                                         12/31/98         12/31/98          12/31/98        PORTFOLIO TO 12/31/98
-----------                                      --------------   --------------   ---------------   -------------------------
Alger American Growth Portfolio                       48.07%           23.90%              N/A                 22.02%
 (Portfolio Inception: 1/9/89)
Alger American MidCap Growth Portfolio                30.30%           18.98%              N/A                 23.50%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio         15.53%           13.09%            19.85%                18.86%
 (Portfolio Inception: 9/21/88)

Fidelity VIP Equity-Income Portfolio                  11.63%           18.77%            15.62%                14.41%
 (Portfolio Inception: 10/9/86)


                                      SAI-6

                                                      FOR THE 1-YEAR  FOR THE 5-YEAR  FOR THE 10-YEAR      FOR THE PERIOD FROM
                                                       PERIOD ENDED    PERIOD ENDED     PERIOD ENDED    DATE OF INCEPTION OF FUND
SUB-ACCOUNT                                              12/31/98        12/31/98         12/31/98        PORTFOLIO TO 12/31/98
-----------                                           --------------  --------------  ---------------   -------------------------
Fidelity VIP Growth Portfolio                             39.49%           21.74%           19.41%                17.35%
 (Portfolio Inception: 10/9/86)
Fidelity VIP High Income Portfolio                        (4.33)%           8.80%           11.08%                11.09%
 (Portfolio Inception: 9/19/85)
Fidelity VIP II Contrafund Portfolio                      29.98%             N/A              N/A                 28.62%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                       28.33%           23.72%             N/A                 21.16%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio            8.85%            6.70%            8.35%                 8.34%
 (Portfolio Inception: 12/5/88)

Janus Aggressive Growth Portfolio                         34.26%           19.35%             N/A                 21.91%
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                                    35.66%           21.41%             N/A                 20.86%
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                      17.23%             N/A              N/A                 18.86%
 (Portfolio Inception: 5/2/94)
Janus Worldwide Growth Portfolio                          28.92%           21.32%             N/A                 24.01%
 (Portfolio Inception: 9/13/93)

Neuberger Berman Advisers Management Trust
 Limited Maturity Bond Portfolio                           4.39%            5.18%            6.79%                 7.90%
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust
 Partners Portfolio                                        4.21%             N/A              N/A                 19.71%
 (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust
 Socially Responsive Portfolio**                            N/A              N/A              N/A                   N/A
 (Portfolio Inception: 8/19/98)

Northstar Galaxy Trust Emerging Growth Portfolio*         17.30%             N/A              N/A                 14.90%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust Growth + Value Portfolio           19.33%             N/A              N/A                 18.13%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust High Yield Bond Portfolio           0.59%             N/A              N/A                  9.92%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust International Value Portfolio      16.93%             N/A              N/A                 12.88%
 (Portfolio Inception: 8/8/97)
Northstar Galaxy Trust Research Enhanced
 Index Portfolio*                                          1.35%             N/A              N/A                  8.59%
 (Portfolio Inception: 5/6/94)

OCC Equity Portfolio***                                   11.86%           20.41%           17.62%                17.06%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                               13.29%             N/A              N/A                 16.08%
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio***                                   7.12%           19.25%           19.40%                19.04%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio***                                (9.03)%           8.53%           13.21%                12.85%
 (Portfolio Inception: 8/1/88)

Putnam VT Growth and Income Fund -
 Class IA Shares                                          15.42%           19.10%           16.04%                16.52%
 (Portfolio Inception: 2/1/88)
Putnam VT New Opportunities Fund -
 Class IA Shares                                          24.38%             N/A              N/A                 23.12%
 (Portfolio Inception: 5/2/94)
Putnam VT Voyager Fund - Class IA Shares                  24.36%           20.36%           20.17%                18.64%
 (Portfolio Inception: 2/1/88)


                                      SAI-7

     OTHER TOTAL RETURNS. From time to time, sales literature or advertisements may quote average annual total returns for the Sub-Accounts that do not reflect the Surrender Charge. Such performance information may quote average annual total returns for periods during which the Sub-Accounts were operating and for periods prior to the date the Sub-Accounts commenced operations. These returns are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn.
Such information is as follows:


              RETURNS SINCE DATE SUB-ACCOUNTS COMMENCED OPERATIONS


                                                      FOR THE 1-YEAR    FOR THE 5-YEAR  FOR THE 10-YEAR     FOR THE PERIOD FROM
                                                       PERIOD ENDED      PERIOD ENDED     PERIOD ENDED      DATE OF INCEPTION OF
SUB-ACCOUNT                                              12/31/98          12/31/98         12/31/98      SUB-ACCOUNT TO 12/31/98
-----------                                           --------------    --------------  ---------------   -----------------------
Alger American Growth Portfolio                            45.96%            N/A             N/A                    29.15%
 (Sub-Account Inception: 8/8/97)
Alger American MidCap Growth Portfolio                     28.43%            N/A             N/A                    17.60%
 (Sub-Account Inception: 8/8/97)
Alger American Small Capitalization Portfolio              13.87%            N/A             N/A                     9.81%
 (Sub-Account Inception: 8/8/97)

Fidelity VIP Equity-Income Portfolio                       10.02%            N/A             N/A                    17.03%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP Growth Portfolio                              37.50%            N/A             N/A                    20.06%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP High Income Portfolio                         (5.72)%           N/A             N/A                     7.08%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP II Contrafund Portfolio                       28.12%            N/A             N/A                    25.00%
 (Sub-Account Inception: 5/1/95)
Fidelity VIP II Index 500 Portfolio                        26.49%            N/A             N/A                    21.99%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP II Investment Grade Bond Portfolio             7.28%            N/A             N/A                     5.15%
 (Sub-Account Inception: 1/6/94)

Janus Aggressive Growth Portfolio                          32.34%            N/A             N/A                    29.93%
 (Sub-Account Inception: 8/8/97)
Janus Growth Portfolio                                     33.72%            N/A             N/A                    24.22%
 (Sub-Account Inception: 8/8/97)
Janus International Growth Portfolio                       15.55%            N/A             N/A                     7.44%
 (Sub-Account Inception: 8/8/97)
Janus Worldwide Growth Portfolio                           27.08%            N/A             N/A                    16.80%
 (Sub-Account Inception: 8/8/97)

Neuberger Berman Advisers Management Trust
 Limited Maturity Bond Portfolio                            2.88%            N/A             N/A                     3.45%
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust
 Partners Portfolio                                         2.70%            N/A             N/A                     3.83%
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust
 Socially Responsive Portfolio**                             N/A             N/A             N/A                      N/A
 (Sub-Account Inception: 4/30/99)

Northstar Galaxy Trust Emerging Growth Portfolio*          15.61%            N/A             N/A                    15.47%
 (Sub-Account Inception: 1/3/95)
Northstar Galaxy Trust Growth + Value Portfolio            17.61%            N/A             N/A                    18.87%
 (Sub-Account Inception: 1/3/95)
Northstar Galaxy Trust High Yield Bond Portfolio           (0.87)%           N/A             N/A                     0.59%
 (Sub-Account Inception: 8/8/97)


                                      SAI-8

                                                      FOR THE 1-YEAR  FOR THE 5-YEAR  FOR THE 10-YEAR     FOR THE PERIOD FROM
                                                       PERIOD ENDED    PERIOD ENDED     PERIOD ENDED     DATE OF INCEPTION OF
SUB-ACCOUNT                                              12/31/98        12/31/98         12/31/98     SUB-ACCOUNT TO 12/31/98
-----------                                           --------------  --------------  ---------------  -----------------------
Northstar Galaxy Trust International Value Portfolio       15.25%          N/A             N/A                   11.23%
 (Sub-Account Inception: 8/8/97)
Northstar Galaxy Trust Research Enhanced
 Index Portfolio*                                          (0.11)%         N/A             N/A                    7.58%
 (Sub-Account Inception: 1/3/95)

OCC Equity Portfolio***                                    10.25%          N/A             N/A                   12.07%
 (Sub-Account Inception: 8/8/97)
OCC Global Equity Portfolio                                11.66%          N/A             N/A                    3.94%
 (Sub-Account Inception: 8/8/97)
OCC Managed Portfolio***                                    5.58%          N/A             N/A                    4.51%
 (Sub-Account Inception: 8/8/97)
OCC Small Cap Portfolio***                                (10.35)%         N/A             N/A                   (6.27)%
 (Sub-Account Inception: 8/8/97)

Putnam VT Growth and Income Fund -
 Class IA Shares                                           13.76%          N/A             N/A                   17.41%
 (Sub-Account Inception: 1/6/94)
Putnam VT New Opportunities Fund -
 Class IA Shares                                           22.60%          N/A             N/A                   23.34%
 (Sub-Account Inception: 5/1/95)
Putnam VT Voyager Fund - Class IA Shares                   22.58%          N/A             N/A                   18.88%
 (Sub-Account Inception: 1/6/94)



    RETURNS INCLUDING PERIOD PRIOR TO DATE SUB-ACCOUNTS COMMENCED OPERATIONS


                                                FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR      FOR THE PERIOD FROM
                                                 PERIOD ENDED     PERIOD ENDED      PERIOD ENDED    DATE OF INCEPTION OF FUND
SUB-ACCOUNT                                        12/31/98         12/31/98          12/31/98        PORTFOLIO TO 12/31/98
-----------                                     --------------   --------------   ---------------   -------------------------
Alger American Growth Portfolio                      45.96%           22.13%              N/A                 20.30%
 (Portfolio Inception: 1/9/89)
Alger American MidCap Growth Portfolio               28.43%           17.29%              N/A                 21.75%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio        13.87%           11.47%            18.16%                17.19%
 (Portfolio Inception: 9/21/88)

Fidelity VIP Equity-Income Portfolio                 10.02%           17.08%            13.98%                12.79%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio                        37.50%           20.00%            17.72%                15.69%
 (Portfolio Inception: 10/9/86)
Fidelity VIP High Income Portfolio                   (5.72)%           7.23%             9.48%                 9.52%
 (Portfolio Inception: 9/19/85)
Fidelity VIP II Contrafund Portfolio                 28.12%             N/A               N/A                 26.80%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                  26.49%           21.96%              N/A                 19.44%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio       7.28%            5.16%             6.81%                 6.79%
 (Portfolio Inception: 12/5/88)

Janus Aggressive Growth Portfolio                    32.34%           17.65%              N/A                 20.18%
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                               33.72%           19.68%              N/A                 19.14%
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                 15.55%             N/A               N/A                 17.16%
 (Portfolio Inception: 5/2/94)


                                      SAI-9

                                                        FOR THE 1-YEAR  FOR THE 5-YEAR  FOR THE 10-YEAR      FOR THE PERIOD FROM
                                                         PERIOD ENDED    PERIOD ENDED     PERIOD ENDED    DATE OF INCEPTION OF FUND
SUB-ACCOUNT                                                12/31/98        12/31/98         12/31/98        PORTFOLIO TO 12/31/98
-----------                                             --------------  --------------  ---------------   -------------------------
Janus Worldwide Growth Portfolio                             27.08%          19.59%            N/A                  22.25%
 (Portfolio Inception: 9/13/93)

Neuberger Berman Advisers Management Trust
 Limited Maturity Bond Portfolio                              2.88%           3.67%           5.26%                  6.37%
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust
 Partners Portfolio                                           2.70%            N/A             N/A                  18.00%
 (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust
 Socially Responsive Portfolio**                               N/A             N/A             N/A                    N/A
 (Portfolio Inception: 8/19/98)

Northstar Galaxy Trust Emerging Growth Portfolio*            15.61%            N/A             N/A                  13.25%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust Growth + Value Portfolio              17.61%            N/A             N/A                  16.44%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust High Yield Bond Portfolio            (0.87)%            N/A             N/A                   7.95%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust International Value Portfolio          9.85%            N/A             N/A                   7.50%
 (Portfolio Inception: 8/8/97)
Northstar Galaxy Trust Research Enhanced
 Index Portfolio*                                            (0.11)%           N/A             N/A                   6.59%
 (Portfolio Inception: 5/6/94)

OCC Equity Portfolio***                                      10.25%          18.58%          15.89%                 15.35%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                                  11.66%            N/A             N/A                  14.31%
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio***                                      5.58%          17.46%          17.67%                 17.32%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio***                                  (10.35)%          6.98%          11.61%                 11.26%
 (Portfolio Inception: 8/1/88)

Putnam VT Growth and Income Fund -
 Class IA Shares                                             13.76%          17.41%          14.40%                 14.88%
 (Portfolio Inception: 2/1/88)
Putnam VT New Opportunities Fund -
 Class IA Shares                                             22.60%            N/A             N/A                  21.37%
 (Portfolio Inception: 5/2/94)
Putnam VT Voyager Fund - Class IA Shares                     22.58%          18.65%          18.47%                 16.96%
 (Portfolio Inception: 2/1/88)


-----------------

 * The Northstar Galaxy Trust Emerging Growth Portfolio (formerly the Northstar Galaxy Trust Income and Growth Portfolio) operated under an investment objective of seeking income balanced with capital appreciation from inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation. The Northstar Galaxy Trust Research Enhanced Index Portfolio (formerly the Northstar Galaxy Trust Multi-Sector Bond Portfolio) operated under an investment objective of seeking current income while preserving capital through April 29, 1999, when the investment objective was modified to seeking long-term capital appreciation.

** The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio had not commenced operations as of December 31, 1998.

*** On September 16, 1994, an investment company then called Quest for Value
    Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "Trust") at which time the Trust commenced operations. The total net assets for the Equity, Managed, and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the Old Trust and for the Equity, Managed, and Small Cap Portfolios, $3,764,598, $51,345,102, and $8,129,274, respectively with respect to the Trust. For the period prior to September 14, 1994, the performance figures for each of the Equity, Managed, and Small Cap Portfolios reflect the performance of the corresponding Portfolios of the Old Trust.


                                     SAI-10

     The Investment Funds have provided the total return information for the Portfolios, including the Portfolio total return information used to calculate the total returns of the Sub-Accounts for periods prior to the inception of the Sub-Accounts. The Alger American Fund, Fidelity's Variable Insurance Products Fund, Fidelity's Variable Insurance Products Fund II, Janus Aspen Series, Neuberger Berman Advisers Management Trust, OCC Accumulation Trust, and Putnam Variable Trust are not affiliated with ReliaStar Life.

     ReliaStar Life may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

     CTR = ERV/P - 1

     Where:

     CTR = the Cumulative Total Return net of Sub-Account recurring charges for the period.

     ERV = the ending redeemable value of the hypothetical investment at the end of the period.

     P =   a hypothetical single payment of $1,000.

     EFFECT OF THE ANNUAL CONTRACT CHARGE ON PERFORMANCE DATA. The Contract provides for a $30 Annual Contract Charge to be deducted annually at the end of each Contract Year, from the Sub-Accounts and the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Annual Contract Charge in yield and total return quotations, the annual charge is converted into an annual charge per $1,000 invested based on the Annual Contract Charges collected from the average total assets of the Variable Account and Fixed Account during the calendar year ending December 31, 1998.

     COMPARATIVE ADVERTISING. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.


                              FINANCIAL STATEMENTS


     This Statement of Additional Information includes audited Financial Statements for the Variable Account as of December 31, 1998 and for each of the two years in the period then ended. Deloitte & Touche serves as independent auditors for the Variable Account. Although the financial statements are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in the Variable Account.


     ReliaStar Life's statements of financial condition as of December 31, 1998 and 1997, and the related statements of operations, shareholder's equity and cash flows for the years ended December 31, 1998 and 1997 which are incorporated by reference in this Statement of Additional Information, should be considered only as bearing on ReliaStar Life's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.


                                     SAI-11

                          INDEPENDENT AUDITORS' REPORT



Board of Directors
ReliaStar Life Insurance
Company and Contract Owners of
ReliaStar Select Variable Account:

     We have audited the accompanying statement of assets and liabilities of ReliaStar Select Variable Account as of December 31, 1998 and the related statements of operations and changes in contract owners' equity for the years ended December 31, 1998 and 1997 (consisting of the portfolios listed within the statements of operations and changes in contract owners' equity). These financial statements are the responsibility of the management of ReliaStar Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

     We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1998, by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting ReliaStar Select Variable Account as of December 31, 1998 and the results of its operations and changes in its contract owners' equity for the years ended December 31, 1998 and 1997, in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP

Minneapolis, Minnesota
February 19, 1999

                                     SAI-12

                        RELIASTAR SELECT VARIABLE ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1998
                          (In Thousands, Except Shares)


ASSETS:                                                       SHARES          COST       MARKET VALUE
-------                                                     -----------    ----------    ------------
Investments in mutual funds at market value:

The Alger American Fund:
  Alger American Growth Portfolio .......................       194,288     $  8,863      $   10,340
  Alger American MidCap Growth Portfolio ................        95,235        2,417           2,749
  Alger American Small Capitalization Portfolio .........        70,700        2,942           3,109
Fidelity's Variable Insurance Products Fund (VIP) and
 Variable Insurance Products Fund II (VIP II):
  Equity-Income Portfolio ...............................     6,749,831      132,609         171,581
  Growth Portfolio ......................................     3,931,410      119,363         176,402
  High Income Portfolio .................................     3,684,927       44,768          42,487
  Money Market Portfolio ................................    39,543,197       39,543          39,543
  Asset Manager Portfolio ...............................     3,707,048       56,528          67,320
  Contrafund Portfolio ..................................     2,826,106       54,068          69,070
  Index 500 Portfolio ...................................       636,803       73,338          89,948
  Investment Grade Bond Portfolio .......................     1,570,606       19,636          20,355
  Overseas Portfolio ....................................     1,716,126       31,100          34,409
Janus Aspen Series:
  Aggressive Growth Portfolio ...........................        72,943        1,694           2,013
  Growth Portfolio ......................................       576,276       12,626          13,566
  International Growth Portfolio ........................       250,679        5,024           5,332
  Worldwide Growth Portfolio ............................       998,637       26,493          29,050
Neuberger&Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio .......................       378,327        5,172           5,229
  Partners Portfolio ....................................       763,178       14,536          14,447
Northstar Galaxy Trust:
  Northstar Growth + Value Portfolio ....................       641,386        9,677          12,032
  Northstar High-Yield Bond Portfolio ...................       840,802        4,321           4,095
  Northstar Emerging Growth Portfolio ...................       412,564        5,235           5,825
  Northstar International Value Portfolio ...............       289,102        3,123           3,203
  Northstar Multi-Sector Bond Portfolio .................     1,344,179        6,882           6,492
OCC Accumulation Trust:
  Equity Portfolio ......................................        78,069        2,935           3,021
  Global Equity Portfolio ...............................        22,669          352             350
  Managed Portfolio .....................................       386,683       16,513          16,914
  Small Cap Portfolio ...................................       156,784        3,977           3,622
Putnam Variable Trust:
  Putnam VT Asia Pacific Growth Fund ....................       308,398        2,707           2,569
  Putnam VT Diversified Income Fund .....................     1,115,832       12,098          11,705
  Putnam VT Growth and Income Fund ......................     2,424,435       61,352          69,751
  Putnam VT Utilities Growth and Income Fund ............       768,167       12,449          13,973
  Putnam VT New Opportunities Fund ......................     1,907,417       36,964          49,707
  Putnam VT Voyager Fund ................................     2,104,774       74,621          96,504
                                                                            --------      ----------
  Total Investments .....................................                   $903,926
    Total Assets ........................................                                 $1,096,713
                                                                                          ==========
LIABILITIES AND CONTRACT OWNERS' EQUITY:
----------------------------------------
Due to ReliaStar Life Insurance Company
 for contract charges and reserve transfers ............                                  $    1,194
Contract Owners' Equity ................................                                   1,095,519
                                                                                          ----------
  Total Liabilities and Contract Owners' Equity ........                                  $1,096,713
                                                                                          ==========


    The accompanying notes are an integral part of the financial statements.


                                     SAI-13

                        RELIASTAR SELECT VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                       CHANGES IN CONTRACT OWNERS' EQUITY
                 For the years ended December 31, 1998 and 1997
                                 (In Thousands)

                                                                              TOTAL ALL FUNDS
                                                                     ----------------------------------
                                                                           1998              1997
                                                                     ---------------    ---------------
Net investment income (loss):
 Reinvested dividend income ......................................   $        15,873    $        12,539
 Reinvested capital gains ........................................            54,817             26,840
 Administrative expenses .........................................           (13,358)           (10,031)
                                                                     ---------------    ---------------
   Net investment income (loss) and capital gains ................            57,332             29,348
                                                                     ---------------    ---------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares .................................................            50,273             26,546
 Increase (decrease) in unrealized appreciation
  of investments .................................................            44,042             67,581
                                                                     ---------------    ---------------
   Net realized and unrealized gains (losses) ....................            94,315             94,127
                                                                     ---------------    ---------------
   Additions (reductions) from operations ........................           151,647            123,475
                                                                     ---------------    ---------------
Contract Owners' transactions:
 Net premium payments ............................................           218,047            166,899
 Surrenders ......................................................           (72,846)           (42,379)
 Transfers between sub-accounts and fixed account ................              (853)               940
 Annuity payments ................................................                (8)            (3,586)
 Death benefit payments ..........................................            (4,145)                --
 Transfers to (from) required reserves ...........................                56                 24
                                                                     ---------------    ---------------
   Additions (reductions) for Contract Owners' transactions ......           140,251            121,898
                                                                     ---------------    ---------------
   Net additions (reductions) for the year .......................           291,898            245,373

Contract Owners' Equity, beginning of the year ...................           803,621            558,248
                                                                     ---------------    ---------------
Contract Owners' Equity, end of the year .........................   $     1,095,519    $       803,621
                                                                     ===============    ===============
Units Outstanding, beginning of the year .........................    41,286,715.494     32,298,080.615
Units Outstanding, end of the year ...............................    52,647,697.630     41,286,715.494

Net Asset Value per Unit:
 Select*Annuity II ...............................................                --                 --
 Select*Annuity III ..............................................                --                 --

    The accompanying notes are an integral part of the financial statements.


                                     SAI-14

                          STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

        ALGER AMERICAN                   ALGER AMERICAN                ALGER AMERICAN                   FIDELITY'S VIP
      GROWTH PORTFOLIO              MIDCAP GROWTH PORTFOLIO     SMALL CAPITALIZATION PORTFOLIO      EQUITY-INCOME PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
     1998            1997            1998            1997            1998            1997            1998             1997
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

$            8  $           --  $           --  $           --  $           --  $           --  $        2,219  $        2,076
           454              --             100              --             204              --           7,898          10,438
           (57)             (2)            (19)             (1)            (25)             (3)         (2,349)         (2,078)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
           405              (2)             81              (1)            179              (3)          7,768          10,436
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


            28               7             (25)             --             (75)              3          11,855           6,166

         1,493             (16)            358             (26)            182             (15)         (3,667)         15,945
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
         1,521              (9)            333             (26)            107             (12)          8,188          22,111
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
         1,926             (11)            414             (27)            286             (15)         15,956          32,547
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

         3,642             302           1,209             280           1,389             501          15,844          21,353
          (306)             (9)            (65)             --             (52)            (10)        (15,860)        (10,884)
         4,327             457             560             375             661             347          (6,165)           (338)
            --              --              --              --              --              --              22            (293)
            --              --              --              --              --              --            (383)             --
            --              --              --              --              --              --               1               5
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
         7,663             750           1,704             655           1,998             838          (6,541)          9,843
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
         9,589             739           2,118             628           2,284             823           9,415          42,390

           739              --             628              --             823              --         161,977         119,587
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$       10,328  $          739  $        2,746  $          628  $        3,107  $          823  $      171,392  $      161,977
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============
    75,409.182              --      64,303.871              --      82,159.255              --   6,230,260.582   5,527,634.758
   721,573.165      75,409.182     218,514.420      64,303.871     272,076.480      82,159.255   6,169,130.096   6,230,260.582


$    14.328489  $     9.803796  $    12.570818  $     9.774396  $    11.424987  $    10.019229  $    40.594836  $    36.844577
$    14.311723  $     9.800529  $    12.556091  $     9.771143  $    11.411597  $    10.015887  $    21.955818  $    19.944206

    The accompanying notes are an integral part of the financial statements.


                                     SAI-15

                        RELIASTAR SELECT VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 For the years ended December 31, 1998 and 1997
                                 (In Thousands)

                                                                                 FIDELITY'S VIP
                                                                                GROWTH PORTFOLIO
                                                                        --------------------------------
                                                                              1998              1997
                                                                        --------------    --------------
Net investment income (loss):
 Reinvested dividend income .........................................   $          703    $          765
 Reinvested capital gains ...........................................           18,381             3,426
 Administrative expenses ............................................           (2,147)           (1,860)
                                                                        --------------    --------------
   Net investment income (loss) and capital gains ...................           16,937             2,331
                                                                        --------------    --------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares ..........           12,799             8,791
 Increase (decrease) in unrealized appreciation of investments ......           19,246            13,579
                                                                        --------------    --------------
   Net realized and unrealized gains (losses) .......................           32,045            22,370
                                                                        --------------    --------------
   Additions (reductions) from operations ...........................           48,982            24,701
                                                                        --------------    --------------
Contract Owners' transactions:
 Net premium payments ...............................................           10,562            11,137
 Surrenders .........................................................          (15,436)           (9,493)
 Transfers between sub-accounts and fixed account ...................           (3,776)           (3,803)
 Annuity payments ...................................................             (118)             (553)
 Death benefit payments .............................................             (530)               --
 Transfers to (from) required reserves ..............................               50                49
                                                                        --------------    --------------
   Additions (reductions) for Contract Owners' transactions .........           (9,248)           (2,663)
                                                                        --------------    --------------
   Net additions (reductions) for the year ..........................           39,734            22,038

Contract Owners' Equity, beginning of the year ......................          136,560           114,522
                                                                        --------------    --------------
Contract Owners' Equity, end of the year ............................   $      176,294    $      136,560
                                                                        ==============    ==============
Units Outstanding, beginning of the year ............................    5,008,779.521     4,887,336.339
Units Outstanding, end of the year ..................................    4,872,231.319     5,008,779.521

Net Asset Value per Unit:
 Select*Annuity II ..................................................   $    53.455402    $    38.825611
 Select*Annuity III .................................................   $    24.937964    $    18.128084

    The accompanying notes are an integral part of the financial statements.

                                     SAI-16

                         STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

       FIDELITY'S VIP                    FIDELITY'S VIP                 FIDELITY'S VIP                 FIDELITY'S VIP II
    HIGH INCOME PORTFOLIO            MONEY MARKET PORTFOLIO           OVERSEAS PORTFOLIO            ASSET MANAGER PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
     1998            1997            1998             1997           1998            1997            1998            1997
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

$        2,934  $        2,239  $        1,946  $        1,511  $          718  $          576  $        1,948  $        1,879
         1,864             277              --              --           2,117           2,285           5,844           4,713
          (625)           (543)           (517)           (435)           (523)           (535)           (907)           (853)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
         4,173           1,973           1,429           1,076           2,312           2,326           6,885           5,739
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

           351           1,059              --              --           2,574           1,437           1,164           1,152
        (7,228)          2,332              --              --            (721)           (509)            100           3,218
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
        (6,877)          3,391              --              --           1,853             928           1,264           4,370
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
        (2,704)          5,364           1,429           1,076           4,165           3,254           8,149          10,109
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

        12,749           7,454          32,390          18,651           2,011           3,932           5,658           4,589
        (3,811)         (1,963)         (6,949)         (3,216)         (3,763)         (2,506)         (5,759)         (4,285)
        (4,564)         (1,364)        (17,800)         (9,630)         (4,856)           (522)         (2,422)         (2,515)
            (1)           (262)             (8)           (711)             --            (191)             46            (274)
          (166)             --          (1,274)             --            (132)             --            (223)             --
            (5)              7               2              --              --              (1)              5             (15)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
         4,202           3,872           6,361           5,094          (6,740)            712          (2,695)         (2,500)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
         1,498           9,236           7,790           6,170          (2,575)          3,966           5,454           7,609

        40,941          31,705          31,707          25,537          36,942          32,976          61,780          54,171
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$       42,439  $       40,941  $       39,497  $       31,707  $       34,367  $       36,942  $       67,234  $       61,780
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============
 2,157,231.781   1,838,171.642   2,586,887.001   2,109,840.660   2,247,722.094   2,135,892.647   3,532,686.923   3,625,602.544
 2,490,960.729   2,157,231.781   3,103,490.872   2,586,887.001   1,903,639.243   2,247,722.094   3,452,264.054   3,532,686.923


$    26.083267  $    27.621993  $    15.893469  $    15.266482  $    23.325077  $    20.959332  $    23.219359  $    20.447163
$    14.104051  $    14.948644  $    12.071937  $    11.605459  $    14.690775  $    13.211845  $    16.186750  $    14.266154

    The accompanying notes are an integral part of the financial statements.


                                     SAI-17

                        RELIASTAR SELECT VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 For the years ended December 31, 1998 and 1997
                                 (In Thousands)

                                                                                FIDELITY'S VIP II
                                                                              CONTRAFUND PORTFOLIO
                                                                        --------------------------------
                                                                             1998              1997
                                                                        --------------    --------------
Net investment income:
 Reinvested dividend income .........................................   $          302    $          185
 Reinvested capital gains ...........................................            2,222               488
 Administrative expenses ............................................             (764)             (494)
                                                                        --------------    --------------
   Net investment income (loss) and capital gains ...................            1,760               179
                                                                        --------------    --------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares ..........            4,222               931
 Increase (decrease) in unrealized appreciation of investments ......            7,879             4,858
                                                                        --------------    --------------
   Net realized and unrealized gains (losses) .......................           12,101             5,789
                                                                        --------------    --------------
   Additions (reductions) from operations ...........................           13,861             5,968
                                                                        --------------    --------------
Contract Owners' transactions:
 Net premium payments ...............................................           15,904            13,753
 Surrenders .........................................................           (1,894)           (1,061)
 Transfers between sub-accounts and fixed account ...................              404             1,701
 Annuity payments ...................................................               (1)              (85)
 Death benefit payments .............................................             (138)               --
 Transfers to (from) required reserves ..............................               (9)                9
                                                                        --------------    --------------
   Additions (reductions) for Contract Owners' transactions .........           14,266            14,317
                                                                        --------------    --------------
   Net additions (reductions) for the year ..........................           28,127            20,285

Contract Owners' Equity, beginning of the year ......................           40,860            20,575
                                                                        --------------    --------------
Contract Owners' Equity, end of the year ............................   $       68,987    $       40,860
                                                                        ==============    ==============
Units Outstanding, beginning of the year ............................    2,310,029.259     1,419,399.210
Units Outstanding, end of the year ..................................    3,063,212.741     2,310,029.259

Net Asset Value per Unit:
 Select*Annuity II ..................................................   $    13.192976    $    10.283480
 Select*Annuity III .................................................   $    22.720573    $    17.724777

    The accompanying notes are an integral part of the financial statements.


                                     SAI-18

                          STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

                                       FIDELITY'S VIP II
       FIDELITY'S VIP II                INVESTMENT GRADE              JANUS ASPEN SERIES               JANUS ASPEN SERIES
      INDEX 500 PORTFOLIO                BOND PORTFOLIO           AGGRESSIVE GROWTH PORTFOLIO           GROWTH PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
     1998            1997            1998            1997            1998            1997            1998             1997
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

$          623  $          287  $          674  $          888  $           --  $           --  $           99  $            2
         1,444             582              80              --              --              --              77              --
          (975)           (552)           (235)           (203)            (21)             (1)            (63)             (2)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
         1,092             317             519             685             (21)             (1)            113              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

         7,384           2,908             839               1             297               1            (197)              2
         7,553           6,209            (259)            306             269              50             949              (9)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
        14,937           9,117             580             307             566              51             752              (7)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
        16,029           9,434           1,099             992             545              50             865              (7)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

        20,268          15,647           4,633           2,830             716             244           2,121             509
        (3,827)         (1,437)         (1,465)         (1,447)            (69)             (2)           (744)             --
         6,987           4,569           1,585          (2,951)           (308)            834          10,600             281
            (1)           (220)             --            (174)             --              --              --              --
          (206)             --             (94)             --              --              --             (73)             --
            14             (18)             --              (2)             --              --              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
        23,235          18,541           4,659          (1,744)            339           1,076          11,904             790
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
        39,264          27,975           5,758            (752)            884           1,126          12,769             783

        50,577          22,602          14,572          15,324           1,126              --             783              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$       89,841  $       50,577  $       20,330  $       14,572  $        2,010  $        1,126  $       13,552  $          783
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============
 2,341,423.909   1,361,319.400   1,104,695.485   1,229,103.009     103,337.260              --      77,261.368              --
 3,298,146.247   2,341,423.909   1,485,056.102   1,104,695.485     139,266.463     103,337.260     999,754.701      77,261.368


$    28.867007  $    22.790727  $    16.484567  $    15.344020  $    14.448721  $    10.903326  $    13.569864  $    10.134410
$    26.997774  $    21.332832  $    12.882327  $    12.001084  $    14.431797  $    10.899696  $    13.554003  $    10.131035

    The accompanying notes are an integral part of the financial statements.


                                     SAI-19

                        RELIASTAR SELECT VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 For the years ended December 31, 1998 and 1997
                                 (In Thousands)

                                                                                JANUS ASPEN SERIES
                                                                          INTERNATIONAL GROWTH PORTFOLIO
                                                                          ------------------------------
                                                                              1998              1997
                                                                          ------------      ------------
Net investment income (loss):
 Reinvested dividend income .........................................     $         75      $          2
 Reinvested capital gains ...........................................               11                --
 Administrative expenses ............................................              (57)               (5)
                                                                          ------------      ------------
   Net investment income (loss) and capital gains ...................               29                (3)
                                                                          ------------      ------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares ..........              116               (26)
 Increase (decrease) in unrealized appreciation of investments ......              284                24
                                                                          ------------      ------------
   Net realized and unrealized gains (losses) .......................              400                (2)
                                                                          ------------      ------------
   Additions (reductions) from operations ...........................              429                (5)
                                                                          ------------      ------------
Contract Owners' transactions:
 Net premium payments ...............................................            2,019               692
 Surrenders .........................................................             (112)               --
 Transfers between sub-accounts and fixed account ...................              943             1,392
 Annuity payments ...................................................               --                --
 Death benefit payments .............................................              (32)               --
 Transfers to (from) required reserves ..............................               --                --
                                                                          ------------      ------------
   Additions (reductions) for Contract Owners' transactions .........            2,818             2,084
                                                                          ------------      ------------
   Net additions (reductions) for the year ..........................            3,247             2,079

Contract Owners' Equity, beginning of the year ......................            2,079                --
                                                                          ------------      ------------
Contract Owners' Equity, end of the year ............................     $      5,326      $      2,079
                                                                          ============      ============
Units Outstanding, beginning of the year ............................      217,144.911                --
Units Outstanding, end of the year ..................................      481,160.237       217,144.911

Net Asset Value per Unit:
 Select*Annuity II ..................................................     $  11.080211      $   9.575532
 Select*Annuity III .................................................     $  11.067242      $   9.572341

    The accompanying notes are an integral part of the financial statements.

                                     SAI-20

                         STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED


                                        NEUBERGER&BERMAN              NEUBERGER&BERMAN
      JANUS ASPEN SERIES           ADVISERS MANAGEMENT TRUST      ADVISERS MANAGEMENT TRUST         NORTHSTAR GALAXY TRUST
  WORLDWIDE GROWTH PORTFOLIO    LIMITED MATURITY BOND PORTFOLIO      PARTNERS PORTFOLIO            GROWTH + VALUE PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
     1998            1997            1998            1997            1998            1997            1998            1997
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

$          486  $           13  $           69  $           --  $           19  $           --  $            3  $           60
           191              --              --              --             596              --              90             113
          (244)            (16)            (37)             (1)           (144)             (7)           (156)           (124)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
           433              (3)             32              (1)            471              (7)            (63)             49
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

           282              (3)            (26)              1            (585)              2             277             133
         2,565              (8)             54               3            (128)             39           1,504             769
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
         2,847             (11)             28               4            (713)             41           1,781             902
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
         3,280             (14)             60               3            (242)             34           1,718             951
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

        13,095           3,081           3,693             321           8,482           1,439           1,778           4,795
          (741)            (42)            (32)             (3)           (225)            (25)           (340)           (167)
         7,054           3,400           1,025             156           2,672           2,296          (1,554)           (788)
            --             (80)             --              --              --              --              --             (17)
           (17)             --              --              --              --              --             (14)             --
            --              --              --              --              --              --              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
        19,391           6,359           4,686             474          10,929           3,710            (130)          3,823
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
        22,671           6,345           4,746             477          10,687           3,744           1,588           4,774

         6,345              --             477              --           3,744              --          10,429           5,655
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$       29,016  $        6,345  $        5,223  $          477  $       14,431  $        3,744  $       12,017  $       10,429
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============
   648,637.588              --      46,783.512              --     364,555.535              --     614,981.443     376,556.658
 2,332,771.519     648,637.588     497,439.859      46,783.512   1,367,283.810     364,555.535     605,152,039     614,981.443


$    12.451932  $     9.785399  $    10.510776  $    10.201102  $    10.565841  $    10.272424  $    11.938676  $    10.136622
$    12.437347  $     9.782137  $    10.498452  $    10.197704  $    10.553450  $    10.268995  $    19.982048  $    16.980135


    The accompanying notes are an integral part of the financial statements.


                                     SAI-21

                        RELIASTAR SELECT VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 For the years ended December 31, 1998 and 1997
                                 (In Thousands)

                                                                          NORTHSTAR GALAXY TRUST
                                                                         HIGH-YIELD BOND PORTFOLIO
                                                                        --------------------------
                                                                            1998           1997
                                                                        -----------    -----------
Net investment income (loss):
 Reinvested dividend income .........................................   $       231    $         5
 Reinvested capital gains ...........................................             5              4
 Administrative expenses ............................................           (37)            (1)
                                                                        -----------    -----------
   Net investment income (loss) and capital gains ...................           199              8
                                                                        -----------    -----------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares ..........           (66)             1
 Increase (decrease) in unrealized appreciation of investments ......          (217)            (9)
                                                                        -----------    -----------
   Net realized and unrealized gains (losses) .......................          (283)            (8)
                                                                        -----------    -----------
   Additions (reductions) from operations ...........................           (84)            --
                                                                        -----------    -----------
Contract Owners' transactions:
 Net premium payments ...............................................         3,337            196
 Surrenders .........................................................           (78)            (5)
 Transfers between sub-accounts and fixed account ...................           334            390
 Annuity payments ...................................................            --             --
 Death benefit payments .............................................            --             --
 Transfers to (from) required reserves ..............................            --             --
                                                                        -----------    -----------
   Additions (reductions) for Contract Owners' transactions .........         3,593            581
                                                                        -----------    -----------
   Net additions (reductions) for the year ..........................         3,509            581

Contract Owners' Equity, beginning of the year ......................           581             --
                                                                        -----------    -----------
Contract Owners' Equity, end of the year ............................   $     4,090    $       581
                                                                        ===========    ===========
Units Outstanding, beginning of the year ............................    57,089.696             --
Units Outstanding, end of the year ..................................   405,137.900     57,089.696

Net Asset Value per Unit:
 Select*Annuity II ..................................................   $ 10.107387    $ 10.353033
 Select*Annuity III .................................................   $ 10.095547    $ 10.349575

    The accompanying notes are an integral part of the financial statements.


                                     SAI-22

                          STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

  NORTHSTAR GALAXY TRUST         NORTHSTAR GALAXY TRUST       NORTHSTAR GALAXY TRUST        OCC ACCUMULATION TRUST
 EMERGING GROWTH PORTFOLIO   INTERNATIONAL VALUE PORTFOLIO  MULTI-SECTOR BOND PORTFOLIO         EQUITY PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
    1998           1997           1998           1997           1998           1997           1998            1997
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$        147   $        114   $         42   $          2   $        397   $        241   $         10   $         --
         253             25            119             --              2             21             42             --
         (70)           (45)           (27)            (3)           (76)           (43)           (26)            (1)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         330             94            134             (1)           323            219             26             (1)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

          78             43             16            (15)           (36)             9             24              2
         353            235             85             (5)          (323)           (82)            67             19
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         431            278            101            (20)          (359)           (73)            91             21
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         761            372            235            (21)           (36)           146            117             20
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

       1,126          1,617          1,093            498          3,009          1,745          1,763            525
        (156)          (116)           (45)            --           (198)           (76)           (28)            --
          94            259          1,004            442           (135)           135            525            101
          27            (46)            --             --             --            (16)            --             --
         (56)            --             --             --            (33)            --             (5)            --
          (2)            --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,033          1,714          2,052            940          2,643          1,788          2,255            626
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,794          2,086          2,287            919          2,607          1,934          2,372            646

       4,020          1,934            919             --          3,876          1,942            646             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$      5,814   $      4,020   $      3,206   $        919   $      6,483   $      3,876   $      3,018   $        646
============   ============   ============   ============   ============   ============   ============   ============
 261,508.753    143,393.073     91,244.985             --    289,376.509    152,650.871     60,658.878             --
 325,761.924    261,508.753    275,953.626     91,244.985    484,075.787    289,376.509    257,082.760     60,658.878


$  11.998261   $  10.363074   $  11.630089   $  10.077123   $  10.031623   $  10.219977   $  11.752768   $  10.644931
$  17.795032   $  15.382720   $  11.616470   $  10.073768   $  13.419018   $  13.682458   $  11.738993   $  10.641387

    The accompanying notes are an integral part of the financial statements.


                                     SAI-23

                        RELIASTAR SELECT VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 For the years ended December 31, 1998 and 1997
                                 (In Thousands)

                                                                       OCC ACCUMULATION TRUST
                                                                      GLOBAL EQUITY PORTFOLIO
                                                                    --------------------------
                                                                        1998           1997
                                                                    -----------    -----------
Net investment income (loss):
 Reinvested dividend income .....................................   $         4    $         1
 Reinvested capital gains .......................................            13              7
 Administrative expenses ........................................            (4)            --
                                                                    -----------    -----------
  Net investment income (loss) and capital gains ................            13              8
                                                                    -----------    -----------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares ......            (6)            --
 Increase (decrease) in unrealized appreciation of investments ..             8            (10)
                                                                    -----------    -----------
   Net realized and unrealized gains (losses) ...................             2            (10)
                                                                    -----------    -----------
   Additions (reductions) from operations .......................            15             (2)
                                                                    -----------    -----------
Contract Owners' transactions:
 Net premium payments ...........................................           126             41
 Surrenders .....................................................           (13)            --
 Transfers between sub-accounts and fixed account ...............            94             87
 Annuity payments ...............................................            --             --
 Death benefit payments .........................................            --             --
 Transfers to (from) required reserves ..........................            --             --
                                                                    -----------    -----------
  Additions (reductions) for Contract Owners' transactions ......           207            128
                                                                    -----------    -----------
  Net additions (reductions) for the year .......................           222            126

Contract Owners' Equity, beginning of the year ..................           126             --
                                                                    -----------    -----------
Contract Owners' Equity, end of the year ........................   $       348    $       126
                                                                    ===========    ===========
Units Outstanding, beginning of the year ........................    13,331.124             --
Units Outstanding, end of the year ..............................    33,070.482     13,331.124

Net Asset Value per Unit:
 Select*Annuity II ..............................................   $ 10.581111    $  9.462786
 Select*Annuity III .............................................   $ 10.568707    $  9.459622

    The accompanying notes are an integral part of the financial statements.


                                     SAI-24

                          STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

    OCC ACCUMULATION TRUST          OCC ACCUMULATION TRUST                PUTNAM VT                      PUTNAM VT
      MANAGED PORTFOLIO              SMALL CAP PORTFOLIO           ASIA PACIFIC GROWTH FUND        DIVERSIFIED INCOME FUND
------------------------------  ------------------------------  ------------------------------  ------------------------------
     1998            1997            1998            1997            1998            1997            1998            1997
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

$           63  $           --  $            5  $           --  $          133  $           68  $          500  $          514
           217              --              57              --              --              --             212              81
          (161)             (6)            (39)             (3)            (40)            (52)           (167)           (145)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
           119              (6)             23              (3)             93              16             545             450
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

             4               3             (58)              1            (702)              2              40             210
           372              29            (350)             (5)            395            (652)           (917)            (63)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
           376              32            (408)             (4)           (307)           (650)           (877)            147
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
           495              26            (385)             (7)           (214)           (634)           (332)            597
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

         7,009             764           2,152             675             242           1,090           2,271           3,464
          (259)            (14)            (69)             (1)           (125)            (98)           (819)           (417)
         6,614           2,263             782             471            (690)            (75)           (747)           (947)
            28              --              --              --              --              --              --             (68)
           (30)             --              --              --             (21)             --            (106)             --
            (1)             --              --              --              --              (1)             --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
        13,361           3,013           2,865           1,145            (594)            916             599           2,032
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
        13,856           3,039           2,480           1,138            (808)            282             267           2,629

         3,039              --           1,138              --           3,375           3,093          11,424           8,795
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$       16,895  $        3,039  $        3,618  $        1,138  $        2,567  $        3,375  $       11,691  $       11,424
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============
   301,435.488              --     111,567.266              --     367,695.459     281,444.550     905,748.817     738,230.029
 1,583,422.608     301,435.488     395,445.630     111,567.266     299,876.673     367,695.459     953,100.912     905,748.817


$    10.661881  $    10.083884  $     9.158493  $    10.199662  $           --  $           --  $    12.823366  $    13.172574
$    10.649385  $    10.080521  $     9.147757  $    10.196263  $     8.554708  $     9.177973  $    12.230260  $    12.573872

    The accompanying notes are an integral part of the financial statements.


                                     SAI-25

                        RELIASTAR SELECT VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 For the years ended December 31, 1998 and 1997
                                 (In Thousands)

                                                                                   PUTNAM VT
                                                                             GROWTH AND INCOME FUND
                                                                       --------------------------------
                                                                            1998              1997
                                                                       --------------    --------------
Net investment income (loss):
 Reinvested dividend income ........................................   $        1,037    $          766
 Reinvested capital gains ..........................................            6,772             1,865
 Administrative expenses ...........................................             (921)             (659)
                                                                       --------------    --------------
   Net investment income (loss) and capital gains ..................            6,888             1,972
                                                                       --------------    --------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares .........            2,145             1,322
 Increase (decrease) in unrealized appreciation of investments .....           (1,009)            5,172
                                                                       --------------    --------------
   Net realized and unrealized gains (losses) ......................            1,136             6,494
                                                                       --------------    --------------
   Additions (reductions) from operations ..........................            8,024             8,466
                                                                       --------------    --------------
Contract Owners' transactions:
 Net premium payments ..............................................           10,913            17,423
 Surrenders ........................................................           (3,399)           (1,780)
 Transfers between sub-accounts and fixed account ..................           (2,418)            2,300
 Annuity payments ..................................................               (3)             (348)
 Death benefit payments ............................................             (360)               --
 Transfers to (from) required reserves .............................                5                (8)
                                                                       --------------    --------------
   Additions for Contract Owners' transactions .....................            4,738            17,587
                                                                       --------------    --------------
   Net additions for the year ......................................           12,762            26,053

Contract Owners' Equity, beginning of the year .....................           56,904            30,851
                                                                       --------------    --------------
Contract Owners' Equity, end of the year ...........................   $       69,666    $       56,904
                                                                       ==============    ==============
Units Outstanding, beginning of the year ...........................    2,892,975.508     1,917,929.188
Units Outstanding, end of the year .................................    3,114,690.632     2,892,975.508

Net Asset Value per Unit:
 Select*Annuity II .................................................   $    22.959652    $    20.154053
 Select*Annuity III ................................................   $    22.310696    $    19.600831

    The accompanying notes are an integral part of the financial statements.


                                     SAI-26

                          STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

                                          PUTNAM VT
           PUTNAM VT                 UTILITIES GROWTH AND                  PUTNAM VT
    NEW OPPORTUNITIES FUND               INCOME FUND                     VOYAGER FUND
------------------------------  ------------------------------  ------------------------------
     1998            1997            1998            1997            1998            1997
--------------  --------------  --------------  --------------  --------------  --------------

$           --  $           --  $          293  $          244  $          185  $          101
           536              --             506             333           4,510           2,182
          (589)           (399)           (158)           (106)         (1,178)           (853)
--------------  --------------  --------------  --------------  --------------  --------------
           (53)           (399)            641             471           3,517           1,430
--------------  --------------  --------------  --------------  --------------  --------------

         1,165             491           1,136             259           5,253           1,653
         7,474           5,307            (288)          1,052           7,959           9,844
--------------  --------------  --------------  --------------  --------------  --------------
         8,639           5,798             848           1,311          13,212          11,497
--------------  --------------  --------------  --------------  --------------  --------------
         8,586           5,399           1,489           1,782          16,729          12,927
--------------  --------------  --------------  --------------  --------------  --------------

         9,004          10,483           2,664           1,831          15,175          15,037
        (1,526)           (741)           (485)           (229)         (4,196)         (2,352)
          (826)            330             923             (23)         (1,780)          1,310
            (1)            (60)             (1)           (112)              3             (76)
           (62)             --             (22)             --            (168)             --
            (8)              9              --              (1)              4              (9)
--------------  --------------  --------------  --------------  --------------  --------------
         6,581          10,021           3,079           1,466           9,038          13,910
--------------  --------------  --------------  --------------  --------------  --------------
        15,167          15,420           4,568           3,248          25,767          26,837

        34,479          19,059           9,387           6,139          70,618          43,781
--------------  --------------  --------------  --------------  --------------  --------------
$       49,646  $       34,479  $       13,955  $        9,387  $       96,385  $       70,618
==============  ==============  ==============  ==============  ==============  ==============
 1,954,935.865   1,312,658.043     542,787.706     444,807.852   3,622,068.960   2,796,110.142
 2,296,798.944   1,954,935.865     713,087.494     542,787.706   4,037,068.162   3,622,068.960


$           --  $           --  $    20.474582  $    18.051233  $    24.833168  $    20.230934
$    21.631274  $    17.634520  $    19.476236  $    17.185467  $    23.740783  $    19.357233

    The accompanying notes are an integral part of the financial statements.


                                     SAI-27

                        RELIASTAR SELECT VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

   ReliaStar Select Variable Account (the "Account") is a separate account of ReliaStar Life Insurance Company ("ReliaStar Life"), a wholly owned subsidiary of ReliaStar Financial Corp. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Payments received under the contracts are allocated to sub-accounts of the Account, each of which invested in one of the following funds during the year:

   THE ALGER AMERICAN FUND            FIDELITY VIP                FIDELITY VIP II
   ------------------------------     -----------------------     -------------------------------
   Growth Portfolio                   Equity-Income Portfolio     Asset Manager Portfolio
   MidCap Growth Portfolio            Growth Portfolio            Contrafund Portfolio
   Small Capitalization Portfolio     High Income Portfolio       Index 500 Portfolio
                                      Money Market Portfolio      Investment Grade Bond Portfolio
                                      Overseas Portfolio


   JANUS ASPEN SERIES                 NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST
   -------------------------------    ------------------------------------------
   Aggressive Growth Portfolio        Limited Maturity Bond Portfolio
   Growth Portfolio                   Partners Portfolio
   International Growth Portfolio
   Worldwide Growth Portfolio


   NORTHSTAR GALAXY TRUST            OCC ACCUMULATION TRUST      PUTNAM VARIABLE TRUST
   -----------------------------     -----------------------     ----------------------------------
   Growth+Value Portfolio            Equity Portfolio            Putnam VT Asia Pacific Growth Fund
   High-Yield Bond Portfolio         Global Equity Portfolio     Putnam VT Diversified Income Fund
   Emerging Growth Portfolio         Managed Portfolio           Putnam VT Growth and Income Fund
   International Value Portfolio     Small Capitalization        Putnam VT Utilities Growth and
   Multi-Sector Bond Portfolio        Portfolio                   Income Fund
                                                                 Putnam VT New Opportunities Fund
                                                                 Putnam VT Voyager Fund


   Fred Alger Management, Inc. is the investment adviser for the three portfolios of The Alger American Fund and is paid fees for its services by The Alger American Funds Portfolios. Fidelity Management & Research Company is the investment adviser for Fidelity Variable Insurance Products Fund (VIP) and Variable Insurance Products Fund II (VIP II) and is paid for its services by the VIP and VIP II Portfolios. Janus Capital Corporation is the investment adviser for the four portfolios of Janus Aspen Series and is paid fees for its services by the Janus Aspen Series Portfolios. Neuberger&Berman Management is the investment adviser for the two portfolios of the Advisers Management Trust and is paid fees for its services by the Neuberger Berman Advisers Management Trust Funds. Northstar Investment Management Corporation, an affiliate of ReliaStar Life, is the investment adviser for the five Northstar Galaxy Trust Portfolios and is paid fees for its services by the portfolios. OpCap Advisors is the investment adviser for the four portfolios of the OCC Accumulation Trust and is paid fees for its services by the OCC Accumulation Trust Funds. Putnam Investment Management, Inc. is the investment adviser for Putnam Variable Trust and is paid fees for its services by Putnam Variable Trust. See the related Funds' prospectuses for further information.


   On May 3, 1993, ReliaStar Life added the sub-accounts investing in shares of Index 500 Portfolio. On January 6, 1994, ReliaStar Life established sub-accounts investing in Putnam Variable Trust which were made available to purchasers of ReliaStar Life's Select*Annuity III variable annuity contracts. On May 2, 1994, sub-accounts investing in Putnam Variable Trust were also made available to purchasers of ReliaStar Life's Select*Annuity II variable annuity contracts. On December 30, 1994, sub-accounts investing in the Northstar Galaxy Trust Portfolios were made available to purchasers of ReliaStar Life's Select*Annuity III contracts. On April 30, 1995, Sub-Accounts investing in the VIP II Contrafund Portfolio, Putnam VT Asia Pacific Growth Fund and Putnam VT New Opportunities Fund were made available to purchasers of ReliaStar


                                     SAI-28

                        RELIASTAR SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


   Life's Select*Annuity III variable annuity contracts. On August 8, 1997, sub-accounts investing in Northstar Galaxy Trust Growth Portfolio, Northstar Galaxy Trust High-Yield Portfolio, Northstar Galaxy Trust International Value Portfolio, Alger American, Janus Aspen Series, OCC Accumulation Trust and Neuberger&Berman Management Trust were made available to purchasers of ReliaStar Life's Select*Annuity contracts.


   On July 29, 1998, Northstar Variable Trust Portfolio's changed its name to Northstar Galaxy Trust Portfolios (GT). Also on July 29, 1998, the Northstar Variable Trust Growth Portfolio changed its name to Northstar Galaxy Trust Growth + Value Portfolio.

   On November 9, 1998, Northstar Galaxy Trust Income and Growth Portfolio changed its name to Northstar Galaxy Trust Emerging Growth Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES:

   SECURITIES VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME:

   The market value of investments in the sub-accounts is based on the closing net asset values of the fund shares held at the end of the year. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the funds are determined on the basis of specific identification of fund share costs.

   VARIABLE ANNUITY RESERVES:

   The amount of the reserves for contracts in the distribution year is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by ReliaStar Life, are offset by transfers to, or from, ReliaStar Life.

3. FEDERAL INCOME TAXES:

   ReliaStar Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Since the Separate Account is not a separate entity from ReliaStar Life, and its operations form a part of ReliaStar Life, it is not taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Under existing Federal income tax law, investment income of the Separate Account, to the extent that it is applied to increase reserves under a contract, is not taxed and may be compounded through reinvestment without additional tax to ReliaStar Life.

4. CONTRACT CHARGES:

   No deduction is made for a sales charge from the purchase payments made for the contracts. However, on certain surrenders, ReliaStar Life will deduct from the contract value a surrender charge as set forth in the contract.

   Certain charges are made by ReliaStar Life to Contract Owners' Variable Accumulation Values in the Account in accordance with the terms of the contracts. These charges may include: an annual administrative/contract charge of $30 from each contract on the anniversary date or at the time of surrender if other than the anniversary date; and a daily administrative charge for mortality and expense risk assumed by ReliaStar Life.

   Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a contract lives in a state which levies such a tax, ReliaStar Life may deduct the amount of the tax from the purchase payments received or the value of the contract at annuitization.


                                     SAI-29

                        RELIASTAR SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. INVESTMENTS:

   For the year ended December 31, 1998, investment activity in the funds was as follows (in thousands):


                                                                   COST OF       PROCEEDS
      INVESTING FUND                                              PURCHASES     FROM SALES
      --------------                                              ---------     ----------
      The Alger American Fund:
       Alger American Growth Portfolio .......................    $  9,181      $  1,111
       Alger American MidCap Growth Portfolio ................       2,280           490
       Alger American Small Capitalization Portfolio .........       3,148           968
      Fidelity's VIP and VIP II:
       Equity-Income Portfolio ...............................      34,619        33,335
       Growth Portfolio ......................................      48,071        40,347
       High Income Portfolio .................................      24,060        15,603
       Money Market Portfolio ................................     129,308       121,400
       Asset Manager Portfolio ...............................      13,691         9,501
       Contrafund Portfolio ..................................      30,041        14,007
       Index 500 Portfolio ...................................      47,046        22,626
       Investment Grade Bond Portfolio .......................      16,903        11,714
       Overseas Portfolio ....................................      20,291        24,771
      Janus Aspen Series:
       Aggressive Growth Portfolio ...........................       4,952         4,642
       Growth Portfolio ......................................      34,948        22,918
       International Growth Portfolio ........................       6,616         3,696
       Worldwide Growth Portfolio ............................      22,929         3,032
      Neuberger&Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio .......................       5,621           891
       Partners Portfolio ....................................      20,134         8,709
      Northstar Galaxy Trust:
       Northstar Growth+Value Portfolio ......................       2,184         2,391
       Northstar High-Yield Bond Portfolio ...................       5,248         1,452
       Northstar Emerging Growth Portfolio ...................       2,073           716
       Northstar International Value Portfolio ...............       4,125         1,952
       Northstar Multi-Sector Bond Portfolio .................       4,840         1,885
      OCC Accumulation Trust:
       Equity Portfolio ......................................       2,935           659
       Global Equity Portfolio ...............................         327           135
       Managed Portfolio .....................................      15,890         2,464
       Small Cap Portfolio ...................................       3,324           451
      Putnam Variable Trust:
       Putnam VT Asia Pacific Growth Fund ....................       1,760         2,264
       Putnam VT Diversified Income Fund .....................       3,685         2,547
       Putnam VT Growth and Income Fund ......................      19,869         8,189
       Putnam VT Utilities Growth and Income Fund ............       9,376         5,636
       Putnam VT New Opportunities Fund ......................      10,875         4,354
       Putnam VT Voyager Fund ................................      28,120        15,587
                                                                  --------      --------
       Total .................................................    $588,470      $390,443
                                                                  ========      ========


                                     SAI-30

                        RELIASTAR LIFE INSURANCE COMPANY
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                          INDEPENDENT AUDITORS' REPORT*
                          CONSOLIDATED BALANCE SHEETS*
                       CONSOLIDATED STATEMENTS OF INCOME*
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY*
                     CONSOLIDATED STATEMENTS OF CASH FLOWS*
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS*
                                DECEMBER 31, 1998

















-----------------

* Incorporated by reference to the financial statements contained in the Prospectus filed as part of Pre-effective Amendment No.1 to the Form S-6 Registration Statement of Select*Life Variable Account, File No. 333-69431, filed April 5, 1999.



                                     SAI-31

PART C. OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements:

          Part A: None


          Part B: RELIASTAR SELECT VARIABLE ACCOUNT.

                    Independent Auditors' Report Combined Statement of Assets
                      and Liabilities, December 31, 1998
                    Combined Statements of Operations and Changes in Contract
                      Owners' Equity, Years Ended December 31, 1998 and 1997
                    Notes to Financial Statements

                  RELIASTAR LIFE INSURANCE COMPANY.(1)
                    Independent Auditors' Report Consolidated Balance Sheets
                      December 31, 1998 and 1997
                    Consolidated Statements of Income, Years Ended December 31,
                      1998 and 1997
                    Consolidated Statements of Shareholders' Equity, Years Ended
                      December 31, 1998 and 1997
                    Consolidated Statements of Cash Flows, Years Ended December
                      31, 1998 and 1997
                    Notes to Consolidated Financial Statements

     (b)  Exhibits:

     1. Resolution of the Board of Directors of ReliaStar Life Insurance Company ("Depositor") authorizing the establishment of NWNL Select Variable Account ("Registrant").(2)
          Resolution of the Board of Directors of Depositor changing the name of Registrant to ReliaStar Select Variable Account.(4)

     2.   Not Applicable.

     3. (a) Form of General Distributor Agreement between Depositor and Washington Square Securities, Inc. ("WSSI").(2)


          (b) Forms of agreements between Depositor and broker-dealers with respect to the sale of Contracts.(8)

          (c)  Form of Broker-Dealer Agency Compensation Schedule.(7)


     4.   (a)  Form of Contract.(2)


          (b)  Form of Roth IRA Rider.(7)

          (c)  Form of Waiver of Contingent Deferred Sales Charge Rider.(7)

          (d)  Form of Partial Waiver of Contingent Deferred Sales Charge
               Rider.(7)

          (e)  Form of Waiver of Annual Contract Charge Rider.(7)

          (f)  Form of Modification Rider.

          (g)  Form of Death Benefit and Owner Amendment.


     5.   (a)  Contract Application Form.(2)


          (b)  Supplemental Application.


     6.   (a)  Amended Articles of Incorporation of Depositor.(3)

          (b)  Amended Bylaws of Depositor.(3)

     7.   Not Applicable.


     8. (a) Form of Participation Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc.(5)

          (b) Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Amendments Nos. 1-8.(3)

          (c) Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and Amendments Nos. 1-7.(3)

          (d) Form of Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series.(5)

          (e) Form of Participation Agreement by and between ReliaStar Life Insurance Company and Neuberger Berman Advisers Management, Inc., Advisers Managers Trust and Neuberger Berman Management Inc.(5) Amendment No. 1 dated February 1, 1999.(9)

          (f) Form of Participation Agreement by and between ReliaStar Life Insurance Company and OpCap Advisors.(5)

          (g) Participation Agreement with Putnam Capital Manager Trust and Putnam Mutual Funds Corp. and Amendments Nos. 1-2.(3)

          (h) Form of Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc.(5)

          (i) Form of Service Agreement and Contract between ReliaStar Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Fidelity Distributors Corporation dated January 1, 1997.(4)

          (j) Form of Service Agreement by and between ReliaStar Life Insurance Company and Janus Capital Corporation.(5)

          (k) Form of Service Agreement by and between ReliaStar Life Insurance Company and Neuberger Berman Management Inc., Neuberger Berman Advisers Management, Inc., and Advisers Managers Trust.(5)

          (l) Form of Service Agreement by and between ReliaStar Life Insurance Company and OpCap Advisors.(5)


     9. Consent and Opinion of Stewart D. Gregg as to the legality of the securities being registered.


     10.  Independent Auditors' Consent of Deloitte & Touche.


     11.  Not Applicable.

     12.  Not Applicable.


     13.  Schedules for Computation of Performance Quotations.


     14.  Powers of Attorney.


          R. Michael Conley(2)    Wayne R. Huneke(2)     William R. Merriam(2)
          Richard R. Crowl(2)     Mark S. Jordahl(6)     James R. Miller(6)
          Michael J. Dubes(6)     Kenneth U. Kuk(2)      Robert C. Salipante(2)
          John H. Flittie(2)      Susan W.A. Mead(10)    John G. Turner(2)


-----------------

(1) Incorporated by reference to the financial statements contained in the Prospectus filed as part of Pre-effective Amendment No. 1 of the Form S-6 Registration Statement of Select*Life Variable Account, File No. 333-69431, filed April 5, 1999.


(2) Incorporated by reference to Post-effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement File No. 33-69892, filed April 16, 1996.

(3) Incorporated by reference to the Form S-6 Registration Statement of Select*Life Variable Account, File No. 333-18517, filed December 23, 1996.

(4) Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement File No. 33-69892, filed April 14, 1997.

(5) Incorporated by reference to Post-effective Amendment No. 21 to Select*Life Variable Account, File No. 2-95392, filed August 4, 1997.


(6) Incorporated by reference to the Form S-6 Registration Statement of Select*Life Variable Account, File No. 333-18517, filed April 16, 1998.

(7) Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Form N-4 Registration Statement File No. 33-69892, filed April 27, 1998.

(8) Incorporated by reference to Post-effective Amendment No. 3 of the Form S-6 Registration Statement of Select*Life Variable Account, File No. 333-18517, filed April 15, 1998.

(9) Incorporated by reference to Pre-effective Amendment No. 1 of the Form S-6 Registration Statement of Select*Life Variable Account, File No. 333-69431, filed April 5, 1999.

(10) Incorporated by reference to the initial Form S-6 Registration Statement of Select*Life Variable Account, File No. 333-69431, filed December 22, 1998.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


  NAME                                   POSITIONS AND OFFICES WITH DEPOSITOR
  ----                                   ------------------------------------
  John G. Turner        Director, Chairman, and Chief Executive Officer
  John H. Flittie       Director, Vice Chairman, President, and Chief Operating Officer
  Susan M. Bergen       Secretary
  Richard R. Crowl      Director, Senior Vice President, and General Counsel
  Michael J. Dubes      Director
  Wayne R. Huneke       Director and Senior Vice President -- ReliaStar Financial Markets
  Mark S. Jordahl       Director, Senior Vice President and Chief Investment Officer
  Kenneth U. Kuk        Director and Senior Vice President -- Worksite Financial Services
  Susan W.A. Mead       Director and Vice President -- Strategic Marketing and Planning
  William R. Merriam    Director and Senior Vice President -- ReliaStar Reinsurance Group
  James R. Miller       Director, Senior Vice President, Chief Financial Officer and Treasurer
  Robert C. Salipante   Director and Senior Vice President -- Personal Financial Services


The principal business address of each of the foregoing executive officers, except Michael J. Dubes, is 20 Washington Avenue South, Minneapolis, Minnesota 55401. The principal business address of Michael J. Dubes is 1501 Fourth Avenue, Seattle, Washington 98111.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Registrant is a separate account of Depositor, established by the Board of Directors of Depositor in 1981 pursuant to the laws of the State of Minnesota. Depositor is a direct, wholly-owned subsidiary of ReliaStar Financial Corp., a Delaware Corporation.


     A chart identifying the subsidiaries of ReliaStar Financial Corp. and their relationship to one another is incorporated by reference to the Amendment No. 1 to Form N-4 Registration Statement of ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II, File No. 333-61879 filed April 9, 1999.


     The financial statements of the Depositor and each subsidiary of Depositor are consolidated with those of ReliaStar Financial. The financial statements of the mutual funds controlled by ReliaStar Financial are separately filed with the Securities and Exchange Commission.

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of February 15, 1999, there were 17,241 owners of the Contracts, 10,813 of which were owners of qualified Contracts.


ITEM 28. INDEMNIFICATION

     Reference is hereby made to Section 5.01 of Depositor's Bylaws, filed as an Exhibit to this Registration Statement. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others, including directors, officers, employees and agents of Management, under certain conditions. Section 4.01 of the Bylaws mandates indemnification by Management of its directors and officers under certain conditions. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or Management, pursuant to the foregoing provisions or otherwise, Depositor and Management have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or Management in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or Management in connection with the securities being registered, Depositor or Management, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     An insurance company blanket bond is maintained providing $25,000,000 coverage for Depositor and Management, subject to a $500,000 deductible.

ITEM 29. PRINCIPAL UNDERWRITERS


     (a) WSSI is the principal underwriter of the Contracts. WSSI also acts as the principal underwriter of other variable annuity contracts issued by Depositor through the ReliaStar Select Variable Account; flexible premium variable life insurance contracts issued by Depositor through Select*Life Variable Account, a separate account of Depositor registered as a unit investment trust under the Investment Company Act of 1940; variable annuity contracts issued by Northern Life Insurance Company ("Northern"), a subsidiary of Depositor, through Separate Account One, a separate account of Northern registered as a unit investment trust under the Investment Company Act of 1940; and variable annuity and flexible premium variable life contracts issued by ReliaStar Life Insurance Company of New York ("RLNY"), an indirect subsidiary of Depositor, through ReliaStar Life Insurance Company of New York Variable Life Separate Account I and ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II, separate accounts of RLNY registered as unit investment trusts under the Investment Company Act of 1940.


     (b) The directors and officers of WSSI are as follows:


  NAME                                POSITIONS AND OFFICES WITH WSSI
  ---------------------               -------------------------------
  John H. Flittie         Director and Chairman
  Anne W. Dowdle          Director
  Michael J. Dubes        Director
  James R. Gelder         Director
  Wayne R. Huneke         Director
  Robert C. Salipante     Director
  Jeffrey A. Montgomery   President and Chief Operating Officer
  Susan M. Bergen         Secretary
  Margaret B. Wall        Treasurer and Chief Financial Officer
  Kenneth S. Cameranesi   Executive Vice President and Chief Operations Officer
  Gene Grayson            Vice President -- National Sales and Marketing
  David R. Braun          Assistant Vice President
  Karin Callanan          Assistant Vice President
  Loralee A. Renelt       Assistant Secretary
  Allen L. Kidd           Assistant Secretary


     The principal business address of each of the foregoing executive officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401, except for the following individuals whose principal business addresses are listed after their respective names: Michael J. Dubes, 1501 Fourth Avenue, Seattle, Washington 98101; James R. Gelder, 20 Security Drive, Avon, Connecticut 06001, Allen L. Kidd, 222 North Arch Road, Richmond, Virginia 23236.


     (c) For the year ended December 31, 1998, WSSI received $1,856,879 in fees in connection with distribution of the Contracts.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The accounts and records of Registrant are located at the offices of Depositor at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS

     Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

     Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     The Depositor and the Registrant rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be compiled with.

     The Depositor represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 16th day of April, 1999.

                                   RELIASTAR SELECT VARIABLE ACCOUNT
                                               (Registrant)

                                   By RELIASTAR LIFE INSURANCE COMPANY
                                               (Depositor)

                                   By     /s/ John G. Turner
                                     -----------------------------------
                                          John G. Turner, Chairman
                                          and Chief Executive Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 16th day of April, 1999.



                                   RELIASTAR LIFE INSURANCE COMPANY
                                             (Depositor)

                                   By     /s/ John G. Turner
                                     -----------------------------------
                                          John G. Turner, Chairman
                                          and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on this 16th day of April, 1999 by the following directors and officers of Depositor in the capacities indicated:

      /s/ John G. Turner            Chairman and Chief Executive Officer
-----------------------------
      John G. Turner

      /s/ James R. Miller           Senior Vice President, Chief Financial
------------------------------      Officer and Treasurer
         James R. Miller


*Richard R. Crowl       *Mark S. Jordahl       *James R. Miller
*Michael J. Dubes       *Kenneth U. Kuk        *Robert C. Salipante
*John H. Flittie        *Susan W.A. Mead       *John G. Turner
*Wayne R. Huneke        *William R. Merriam


*A majority of the Board of Directors

Stewart D. Gregg, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of ReliaStar Life Insurance Company pursuant to powers of attorney duly executed by such persons.

                                          /s/ Stewart D. Gregg
                                     -----------------------------------
                                     Stewart D. Gregg, Attorney-In-Fact

                                  EXHIBIT INDEX



EX-99.4f    Form of Modification Rider

EX-99.4g    Form of Death Benefit and Owner Amendment

EX-99.5b    Form of Supplemental Application

EX-99.9 Consent and Opinion of Stewart D. Gregg as to the legality of the securities being registered.

EX-99.10    Independent Auditors' Consent of Deloitte & Touche

EX-99.13    Schedules for Computation of Performance Quotations